UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

This report on Form N-CSR relates solely to the Registrant's Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Small Cap Growth Fund and Fidelity Small Cap Opportunities Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®
Blue Chip Growth
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Blue Chip Growth	.70%
Actual		$ 1,000.00	$ 642.50	$ 2.90
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57
Class K	.47%
Actual		$ 1,000.00	$ 643.50	$ 1.95
Hypothetical A		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	3.7	3.3
Exxon Mobil Corp.	2.8	2.5
The Coca-Cola Co.	2.8	2.5
Wal-Mart Stores, Inc.	2.7	2.4
Cisco Systems, Inc.	2.6	3.4
Oracle Corp.	2.5	1.9
QUALCOMM, Inc.	2.4	2.0
Genentech, Inc.	2.4	1.7
Procter & Gamble Co.	1.7	1.7
Schlumberger Ltd. (NY Shares)	1.7	2.6
	25.3
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.6	27.4
Consumer Discretionary	19.6	14.5
Health Care	13.0	13.3
Consumer Staples	12.6	13.5
Energy	11.2	12.0
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 96.4%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	9.8%	** Foreign investments	15.2%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 1.2%
ArvinMeritor, Inc. (d)	2,624,512	$ 4,593
BorgWarner, Inc.	1,336,700	22,563
Gentex Corp.	2,374,300	19,920
Johnson Controls, Inc.	1,568,500	19,622
Magna International, Inc. Class A	908,200	25,434
Superior Industries International, Inc. (d)	714,000	7,333
		99,465
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR (d)	672,900	42,736
Diversified Consumer Services - 0.3%
DeVry, Inc.	89,431	4,792
Strayer Education, Inc.	89,200	19,306
		24,098
Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill, Inc. Class B (a)	128,140	5,833
DineEquity, Inc. (d)(e)	928,011	8,204
Marriott International, Inc. Class A	3,277,600	53,458
McDonald's Corp.	2,030,500	117,810
Royal Caribbean Cruises Ltd.	2,104,600	13,659
Starbucks Corp. (a)	1,358,700	12,826
Starwood Hotels & Resorts Worldwide, Inc.	1,550,900	23,450
Wendy's/Arby's Group, Inc.	4,906,100	24,727
Yum! Brands, Inc.	2,215,800	63,416
		323,383
Household Durables - 1.7%
Centex Corp.	1,507,900	12,832
D.R. Horton, Inc.	2,784,900	16,598
Furniture Brands International, Inc. (d)(e)	4,879,579	10,003
Harman International Industries, Inc.	1,109,500	17,852
KB Home	474,200	5,060
La-Z-Boy, Inc. (e)	3,706,700	3,595
Lennar Corp. Class A	285,600	2,196
Mohawk Industries, Inc. (a)	606,100	19,462
Pulte Homes, Inc.	1,313,100	13,328
Ryland Group, Inc.	698,900	10,903
Toll Brothers, Inc. (a)	1,347,800	22,940
		134,769
Internet & Catalog Retail - 1.4%
Amazon.com, Inc.	1,950,900	114,752
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.6%
Brunswick Corp.	1,730,400	$ 4,811
Hasbro, Inc.	1,657,700	40,000
		44,811
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	2,821,600	39,164
Interpublic Group of Companies, Inc. (a)	11,431,600	38,067
Lamar Advertising Co. Class A (a)(d)	1,083,100	9,759
Scripps Networks Interactive, Inc. Class A	1,624,201	34,872
The DIRECTV Group, Inc. (a)	2,352,800	51,526
The Walt Disney Co.	2,443,800	50,538
		223,926
Multiline Retail - 1.6%
Kohl's Corp. (a)	866,900	31,824
Nordstrom, Inc.	904,800	11,482
Target Corp.	2,772,700	86,508
		129,814
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	1,592,700	36,998
Best Buy Co., Inc.	1,372,500	38,457
CarMax, Inc. (a)(d)	1,086,800	8,988
Dick's Sporting Goods, Inc. (a)	2,000,800	22,029
Gamestop Corp. Class A (a)	471,900	11,694
Home Depot, Inc.	1,195,400	25,737
Lowe's Companies, Inc.	2,132,800	38,966
Sherwin-Williams Co.	654,000	31,229
Tiffany & Co., Inc.	2,007,800	41,662
Urban Outfitters, Inc. (a)	586,600	9,139
		264,899
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	351,400	18,357
NIKE, Inc. Class B	1,565,400	70,834
Polo Ralph Lauren Corp. Class A	957,600	39,290
VF Corp.	836,400	46,855
		175,336
TOTAL CONSUMER DISCRETIONARY		1,577,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 12.6%
Beverages - 2.8%
The Coca-Cola Co.	5,256,000	$ 224,536
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	1,393,900	62,767
Safeway, Inc.	2,614,500	56,029
Wal-Mart Stores, Inc.	4,745,755	223,620
		342,416
Food Products - 1.0%
General Mills, Inc.	914,100	54,069
Nestle SA sponsored ADR	690,350	23,783
		77,852
Household Products - 3.3%
Church & Dwight Co., Inc.	302,900	16,123
Energizer Holdings, Inc. (a)	592,100	28,202
Kimberly-Clark Corp.	829,200	42,679
Procter & Gamble Co.	2,569,330	140,028
Reckitt Benckiser Group PLC	1,051,500	40,775
		267,807
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,653,800	43,412
Tobacco - 0.8%
Philip Morris International, Inc.	1,670,700	62,067
TOTAL CONSUMER STAPLES		1,018,090
ENERGY - 11.2%
Energy Equipment & Services - 5.2%
BJ Services Co.	2,330,000	25,630
Halliburton Co.	2,159,500	37,251
Nabors Industries Ltd. (a)	2,034,000	22,272
National Oilwell Varco, Inc. (a)	2,576,900	68,133
Noble Corp.	304,379	8,264
Oceaneering International, Inc. (a)	1,038,385	35,783
Patterson-UTI Energy, Inc.	1,900,800	18,172
Schlumberger Ltd. (NY Shares)	3,416,700	139,436
Transocean Ltd. (a)	453,300	24,759
Weatherford International Ltd. (a)	3,448,500	38,037
		417,737
Oil, Gas & Consumable Fuels - 6.0%
ConocoPhillips	1,232,700	58,590
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Partners LP	862,900	$ 18,949
Exxon Mobil Corp.	2,978,300	227,780
Hess Corp.	1,323,500	73,600
Plains Exploration & Production Co. (a)	374,600	7,912
Reliance Industries Ltd.	290,000	7,740
Southwestern Energy Co. (a)	2,030,600	64,268
Whiting Petroleum Corp. (a)	816,100	23,667
		482,506
TOTAL ENERGY		900,243
FINANCIALS - 5.5%
Capital Markets - 2.9%
Charles Schwab Corp.	4,576,000	62,188
Goldman Sachs Group, Inc.	544,600	43,966
Janus Capital Group, Inc.	2,804,300	14,723
Morgan Stanley	2,455,600	49,677
Northern Trust Corp.	490,300	28,202
UBS AG (NY Shares)	3,112,300	38,748
		237,504
Commercial Banks - 0.7%
Associated Banc-Corp.	899,100	14,071
Old National Bancorp, Indiana (d)	381,300	4,854
Wells Fargo & Co.	1,889,800	35,717
		54,642
Consumer Finance - 0.6%
American Express Co.	1,509,300	25,251
Capital One Financial Corp.	1,351,300	21,405
		46,656
Diversified Financial Services - 1.0%
CME Group, Inc.	227,600	39,582
JPMorgan Chase & Co.	1,449,300	36,972
		76,554
Insurance - 0.2%
Fidelity National Financial, Inc. Class A	544,700	7,964
The First American Corp.	492,950	10,766
		18,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
NewAlliance Bancshares, Inc.	1,086,900	$ 11,945
TOTAL FINANCIALS		446,031
HEALTH CARE - 13.0%
Biotechnology - 2.8%
Genentech, Inc. (a)	2,336,500	189,817
Gilead Sciences, Inc. (a)	631,800	32,076
		221,893
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	1,706,100	100,063
Covidien Ltd.	1,068,400	40,962
		141,025
Health Care Providers & Services - 1.6%
Express Scripts, Inc. (a)	347,900	18,703
Fresenius Medical Care AG	385,200	17,266
Medco Health Solutions, Inc. (a)	2,028,100	91,123
		127,092
Pharmaceuticals - 6.9%
Abbott Laboratories	974,600	54,032
Johnson & Johnson	2,281,000	131,591
Merck & Co., Inc.	4,316,600	123,239
Novo Nordisk AS Series B	1,022,200	54,847
Pfizer, Inc.	2,412,600	35,176
Pronova BioPharma ASA (a)	10,270,853	30,390
Schering-Plough Corp.	5,403,100	94,878
Wyeth	797,300	34,260
		558,413
TOTAL HEALTH CARE		1,048,423
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	2,221,100	72,874
Raytheon Co.	1,181,500	59,808
United Technologies Corp.	1,920,300	92,155
		224,837
Air Freight & Logistics - 0.4%
FedEx Corp.	618,200	31,491
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Masco Corp.	3,825,900	$ 29,919
Owens Corning (a)	2,210,000	29,481
		59,400
Machinery - 1.6%
Cummins, Inc.	2,004,600	48,070
Danaher Corp.	1,033,500	57,804
Ingersoll-Rand Co. Ltd. Class A	1,442,700	23,386
		129,260
Professional Services - 0.9%
Manpower, Inc.	873,700	24,866
Monster Worldwide, Inc. (a)	351,800	3,240
Robert Half International, Inc. (d)	2,481,100	42,055
		70,161
TOTAL INDUSTRIALS		515,149
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 7.1%
Adtran, Inc.	1,352,043	20,483
Cisco Systems, Inc. (a)	13,923,200	208,430
Corning, Inc.	7,039,700	71,171
Juniper Networks, Inc. (a)	3,530,600	49,993
QUALCOMM, Inc.	5,633,700	194,644
Research In Motion Ltd. (a)	524,600	29,063
		573,784
Computers & Peripherals - 4.2%
Apple, Inc. (a)	480,300	43,289
International Business Machines Corp.	3,209,400	294,140
		337,429
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	384,500	7,332
Avnet, Inc. (a)	429,400	8,511
Itron, Inc. (a)	131,600	8,593
Tyco Electronics Ltd.	1,281,425	18,145
		42,581
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	208,900	$ 70,719
Yahoo!, Inc. (a)	3,138,100	36,810
		107,529
IT Services - 2.1%
Accenture Ltd. Class A	2,537,750	80,091
The Western Union Co.	6,353,000	86,782
		166,873
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	2,019,100	40,342
Applied Materials, Inc.	8,773,700	82,210
Atmel Corp. (a)	7,906,300	26,407
Intel Corp.	6,479,900	83,591
Lam Research Corp. (a)	1,680,300	33,959
Micron Technology, Inc. (a)	2,922,700	10,872
Samsung Electronics Co. Ltd.	24,935	8,658
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,192,759	99,473
Teradyne, Inc. (a)	1,298,125	6,244
Texas Instruments, Inc.	4,316,100	64,526
		456,282
Software - 4.7%
CA, Inc.	2,778,900	49,992
Microsoft Corp.	7,596,600	129,902
Oracle Corp. (a)	11,876,300	199,878
		379,772
TOTAL INFORMATION TECHNOLOGY		2,064,250
MATERIALS - 2.1%
Chemicals - 1.1%
Airgas, Inc.	760,700	26,860
Praxair, Inc.	1,031,100	64,196
		91,056
Construction Materials - 0.7%
Martin Marietta Materials, Inc. (d)	564,200	45,429
Vulcan Materials Co. (d)	154,500	7,642
		53,071
Containers & Packaging - 0.2%
Temple-Inland, Inc.	3,497,300	19,830
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	4,184,000	$ 8,703
TOTAL MATERIALS		172,660
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	3,191,500	7,755
Vodafone Group PLC sponsored ADR	1,329,800	24,721
		32,476
TOTAL COMMON STOCKS (Cost $9,742,352)		7,775,311
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.78% (b)	167,317,561	167,318
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	51,782,004	51,782
TOTAL MONEY MARKET FUNDS (Cost $219,100)		219,100
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,961,452)		7,994,411
NET OTHER ASSETS - 0.9%		72,274
NET ASSETS - 100%		$ 8,066,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,747
Fidelity Securities Lending Cash Central Fund	1,151
Total	$ 3,898
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$ 21,437	$ -	$ -	$ 232	$ 8,204
Furniture Brands International, Inc.	55,001	686	-	185	10,003
La-Z-Boy, Inc.	35,971	-	11,711	269	3,595
Total	$ 112,409	$ 686	$ 11,711	$ 686	$ 21,802
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,994,411	$ 7,978,013	$ 16,398	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,711) - See accompanying schedule: Unaffiliated issuers (cost $9,581,307)	$ 7,753,509
Fidelity Central Funds (cost $219,100)	219,100
Other affiliated issuers (cost $161,045)	21,802
Total Investments (cost $9,961,452)		$ 7,994,411
Receivable for investments sold		278,684
Receivable for fund shares sold		9,513
Dividends receivable		8,678
Distributions receivable from Fidelity Central Funds		259
Prepaid expenses		108
Other receivables		348
Total assets		8,292,001

Liabilities
Payable for investments purchased	$ 158,380
Payable for fund shares redeemed	10,245
Accrued management fee	2,268
Other affiliated payables	2,262
Other payables and accrued expenses	379
Collateral on securities loaned, at value	51,782
Total liabilities		225,316

Net Assets		$ 8,066,685
Net Assets consist of:
Paid in capital		$ 11,624,873
Undistributed net investment income		3,352
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,594,473)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,967,067)
Net Assets		$ 8,066,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($7,807,420 ÷ 319,843 shares)	$ 24.41

Class K: Net Asset Value, offering price and redemption price per share ($259,265 ÷ 10,623 shares)	$ 24.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $686 earned from other affiliated issuers)		$ 79,710
Interest		9
Income from Fidelity Central Funds		3,898
Total income		83,617

Expenses
Management fee Basic fee	$ 29,308
Performance adjustment	(8,956)
Transfer agent fees	14,190
Accounting and security lending fees	671
Custodian fees and expenses	109
Independent trustees' compensation	30
Depreciation in deferred trustee compensation account	(1)
Registration fees	63
Audit	51
Legal	49
Miscellaneous	628
Total expenses before reductions	36,142
Expense reductions	(213)	35,929
Net investment income (loss)		47,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,554,583)
Other affiliated issuers	(3,174)
Foreign currency transactions	(604)
Total net realized gain (loss)		(1,558,361)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $155)	(3,180,060)
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		(3,180,103)
Net gain (loss)		(4,738,464)
Net increase (decrease) in net assets resulting from operations		$ (4,690,776)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,688	$ 128,004
Net realized gain (loss)	(1,558,361)	736,209
Change in net unrealized appreciation (depreciation)	(3,180,103)	(1,621,640)
Net increase (decrease) in net assets resulting from operations	(4,690,776)	(757,427)
Distributions to shareholders from net investment income	(99,426)	(124,380)
Distributions to shareholders from net realized gain	(242,439)	(1,882,106)
Total distributions	(341,865)	(2,006,486)
Share transactions - net increase (decrease)	(249,327)	(2,503,707)
Total increase (decrease) in net assets	(5,281,968)	(5,267,620)

Net Assets
Beginning of period	13,348,653	18,616,273
End of period (including undistributed net investment income of $3,352 and undistributed net investment income of $71,533, respectively)	$ 8,066,685	$ 13,348,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72	$ 36.13
Income from Investment Operations
Net investment income (loss) D	.14	.35	.32	.23	.42 G	.19
Net realized and unrealized gain (loss)	(13.79)	(2.89)	6.19	(1.06)	3.85	2.62
Total from investment operations	(13.65)	(2.54)	6.51	(.83)	4.27	2.81
Distributions from net investment income	(.29)	(.33)	(.24)	(.23)	(.39)	(.22)
Distributions from net realized gain	(.71)	(4.95)	(.93)	-	-	-
Total distributions	(1.00)	(5.28)	(1.17)	(.23)	(.39)	(.22)
Net asset value, end of period	$ 24.41	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72
Total Return B,C	(35.75)%	(6.30)%	16.02%	(1.97)%	11.08%	7.79%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.58%	.60%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.70% A	.58%	.60%	.63%	.66%	.68%
Expenses net of all reductions	.69% A	.57%	.59%	.61%	.64%	.67%
Net investment income (loss)	.91% A	.81%	.72%	.54%	1.05% G	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 7,807	$ 13,349	$ 18,616	$ 19,571	$ 22,881	$ 22,102
Portfolio turnover rate F	107% A	82%	87%	48%	29%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.15	.10
Net realized and unrealized gain (loss)	(13.76)	(2.84)
Total from investment operations	(13.61)	(2.74)
Distributions from net investment income	(.34)	-
Distributions from net realized gain	(.71)	-
Total distributions	(1.05)	-
Net asset value, end of period	$ 24.41	$ 39.07
Total Return B,C	(35.65)%	(6.55)%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.41% A
Expenses net of fee waivers, if any	.47% A	.41% A
Expenses net of all reductions	.47% A	.41% A
Net investment income (loss)	1.14% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,265	$ 93
Portfolio turnover rate F	107% A	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Blue Chip Growth and Class K to eligible shareholders of Blue Chip Growth. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,653
Unrealized depreciation	(2,432,808)
Net unrealized appreciation (depreciation)	$ (2,018,155)
Cost for federal income tax purposes	$ 10,012,566

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $5,549,839 and $6,009,546, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 14,154.28
Class K	36.05
	$ 14,190

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $128 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,151.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Blue Chip Growth's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Blue Chip Growth	$ 64

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Blue Chip Growth	$ 97,803	$ 124,380
Class K	1,623	-
Total	$ 99,426	$ 124,380
From net realized gain
Blue Chip Growth	$ 242,437	$ 1,882,106
Class K	2	-
Total	$ 242,439	$ 1,882,106

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Blue Chip Growth
Shares sold	29,826	41,834	$ 896,994	$ 1,768,681
Conversion to Class K	(10,459)	-	(308,516)	-
Reinvestment of distributions	9,381	45,780	335,422	1,982,162
Shares redeemed	(50,675)	(142,989)	(1,485,724)	(6,254,650)
Net increase (decrease)	(21,927)	(55,375)	$ (561,824)	$ (2,503,807)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Class K
Shares sold	673	2	$ 17,642	$ 100
Conversion from Blue Chip Growth	10,453	-	308,516	-
Reinvestment of distributions	63	-	1,625	-
Shares redeemed	(568)	-	(15,286)	-
Net increase (decrease)	10,621	2	$ 312,497	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCF-USAN-0309
1.789282.106

Fidelity®
Blue Chip Growth
Fund -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Blue Chip Growth	.70%
Actual		$ 1,000.00	$ 642.50	$ 2.90
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57
Class K	.47%
Actual		$ 1,000.00	$ 643.50	$ 1.95
Hypothetical A		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	3.7	3.3
Exxon Mobil Corp.	2.8	2.5
The Coca-Cola Co.	2.8	2.5
Wal-Mart Stores, Inc.	2.7	2.4
Cisco Systems, Inc.	2.6	3.4
Oracle Corp.	2.5	1.9
QUALCOMM, Inc.	2.4	2.0
Genentech, Inc.	2.4	1.7
Procter & Gamble Co.	1.7	1.7
Schlumberger Ltd. (NY Shares)	1.7	2.6
	25.3
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.6	27.4
Consumer Discretionary	19.6	14.5
Health Care	13.0	13.3
Consumer Staples	12.6	13.5
Energy	11.2	12.0
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 96.4%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	9.8%	** Foreign investments	15.2%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 1.2%
ArvinMeritor, Inc. (d)	2,624,512	$ 4,593
BorgWarner, Inc.	1,336,700	22,563
Gentex Corp.	2,374,300	19,920
Johnson Controls, Inc.	1,568,500	19,622
Magna International, Inc. Class A	908,200	25,434
Superior Industries International, Inc. (d)	714,000	7,333
		99,465
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR (d)	672,900	42,736
Diversified Consumer Services - 0.3%
DeVry, Inc.	89,431	4,792
Strayer Education, Inc.	89,200	19,306
		24,098
Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill, Inc. Class B (a)	128,140	5,833
DineEquity, Inc. (d)(e)	928,011	8,204
Marriott International, Inc. Class A	3,277,600	53,458
McDonald's Corp.	2,030,500	117,810
Royal Caribbean Cruises Ltd.	2,104,600	13,659
Starbucks Corp. (a)	1,358,700	12,826
Starwood Hotels & Resorts Worldwide, Inc.	1,550,900	23,450
Wendy's/Arby's Group, Inc.	4,906,100	24,727
Yum! Brands, Inc.	2,215,800	63,416
		323,383
Household Durables - 1.7%
Centex Corp.	1,507,900	12,832
D.R. Horton, Inc.	2,784,900	16,598
Furniture Brands International, Inc. (d)(e)	4,879,579	10,003
Harman International Industries, Inc.	1,109,500	17,852
KB Home	474,200	5,060
La-Z-Boy, Inc. (e)	3,706,700	3,595
Lennar Corp. Class A	285,600	2,196
Mohawk Industries, Inc. (a)	606,100	19,462
Pulte Homes, Inc.	1,313,100	13,328
Ryland Group, Inc.	698,900	10,903
Toll Brothers, Inc. (a)	1,347,800	22,940
		134,769
Internet & Catalog Retail - 1.4%
Amazon.com, Inc.	1,950,900	114,752
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.6%
Brunswick Corp.	1,730,400	$ 4,811
Hasbro, Inc.	1,657,700	40,000
		44,811
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	2,821,600	39,164
Interpublic Group of Companies, Inc. (a)	11,431,600	38,067
Lamar Advertising Co. Class A (a)(d)	1,083,100	9,759
Scripps Networks Interactive, Inc. Class A	1,624,201	34,872
The DIRECTV Group, Inc. (a)	2,352,800	51,526
The Walt Disney Co.	2,443,800	50,538
		223,926
Multiline Retail - 1.6%
Kohl's Corp. (a)	866,900	31,824
Nordstrom, Inc.	904,800	11,482
Target Corp.	2,772,700	86,508
		129,814
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	1,592,700	36,998
Best Buy Co., Inc.	1,372,500	38,457
CarMax, Inc. (a)(d)	1,086,800	8,988
Dick's Sporting Goods, Inc. (a)	2,000,800	22,029
Gamestop Corp. Class A (a)	471,900	11,694
Home Depot, Inc.	1,195,400	25,737
Lowe's Companies, Inc.	2,132,800	38,966
Sherwin-Williams Co.	654,000	31,229
Tiffany & Co., Inc.	2,007,800	41,662
Urban Outfitters, Inc. (a)	586,600	9,139
		264,899
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	351,400	18,357
NIKE, Inc. Class B	1,565,400	70,834
Polo Ralph Lauren Corp. Class A	957,600	39,290
VF Corp.	836,400	46,855
		175,336
TOTAL CONSUMER DISCRETIONARY		1,577,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 12.6%
Beverages - 2.8%
The Coca-Cola Co.	5,256,000	$ 224,536
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	1,393,900	62,767
Safeway, Inc.	2,614,500	56,029
Wal-Mart Stores, Inc.	4,745,755	223,620
		342,416
Food Products - 1.0%
General Mills, Inc.	914,100	54,069
Nestle SA sponsored ADR	690,350	23,783
		77,852
Household Products - 3.3%
Church & Dwight Co., Inc.	302,900	16,123
Energizer Holdings, Inc. (a)	592,100	28,202
Kimberly-Clark Corp.	829,200	42,679
Procter & Gamble Co.	2,569,330	140,028
Reckitt Benckiser Group PLC	1,051,500	40,775
		267,807
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,653,800	43,412
Tobacco - 0.8%
Philip Morris International, Inc.	1,670,700	62,067
TOTAL CONSUMER STAPLES		1,018,090
ENERGY - 11.2%
Energy Equipment & Services - 5.2%
BJ Services Co.	2,330,000	25,630
Halliburton Co.	2,159,500	37,251
Nabors Industries Ltd. (a)	2,034,000	22,272
National Oilwell Varco, Inc. (a)	2,576,900	68,133
Noble Corp.	304,379	8,264
Oceaneering International, Inc. (a)	1,038,385	35,783
Patterson-UTI Energy, Inc.	1,900,800	18,172
Schlumberger Ltd. (NY Shares)	3,416,700	139,436
Transocean Ltd. (a)	453,300	24,759
Weatherford International Ltd. (a)	3,448,500	38,037
		417,737
Oil, Gas & Consumable Fuels - 6.0%
ConocoPhillips	1,232,700	58,590
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Partners LP	862,900	$ 18,949
Exxon Mobil Corp.	2,978,300	227,780
Hess Corp.	1,323,500	73,600
Plains Exploration & Production Co. (a)	374,600	7,912
Reliance Industries Ltd.	290,000	7,740
Southwestern Energy Co. (a)	2,030,600	64,268
Whiting Petroleum Corp. (a)	816,100	23,667
		482,506
TOTAL ENERGY		900,243
FINANCIALS - 5.5%
Capital Markets - 2.9%
Charles Schwab Corp.	4,576,000	62,188
Goldman Sachs Group, Inc.	544,600	43,966
Janus Capital Group, Inc.	2,804,300	14,723
Morgan Stanley	2,455,600	49,677
Northern Trust Corp.	490,300	28,202
UBS AG (NY Shares)	3,112,300	38,748
		237,504
Commercial Banks - 0.7%
Associated Banc-Corp.	899,100	14,071
Old National Bancorp, Indiana (d)	381,300	4,854
Wells Fargo & Co.	1,889,800	35,717
		54,642
Consumer Finance - 0.6%
American Express Co.	1,509,300	25,251
Capital One Financial Corp.	1,351,300	21,405
		46,656
Diversified Financial Services - 1.0%
CME Group, Inc.	227,600	39,582
JPMorgan Chase & Co.	1,449,300	36,972
		76,554
Insurance - 0.2%
Fidelity National Financial, Inc. Class A	544,700	7,964
The First American Corp.	492,950	10,766
		18,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
NewAlliance Bancshares, Inc.	1,086,900	$ 11,945
TOTAL FINANCIALS		446,031
HEALTH CARE - 13.0%
Biotechnology - 2.8%
Genentech, Inc. (a)	2,336,500	189,817
Gilead Sciences, Inc. (a)	631,800	32,076
		221,893
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	1,706,100	100,063
Covidien Ltd.	1,068,400	40,962
		141,025
Health Care Providers & Services - 1.6%
Express Scripts, Inc. (a)	347,900	18,703
Fresenius Medical Care AG	385,200	17,266
Medco Health Solutions, Inc. (a)	2,028,100	91,123
		127,092
Pharmaceuticals - 6.9%
Abbott Laboratories	974,600	54,032
Johnson & Johnson	2,281,000	131,591
Merck & Co., Inc.	4,316,600	123,239
Novo Nordisk AS Series B	1,022,200	54,847
Pfizer, Inc.	2,412,600	35,176
Pronova BioPharma ASA (a)	10,270,853	30,390
Schering-Plough Corp.	5,403,100	94,878
Wyeth	797,300	34,260
		558,413
TOTAL HEALTH CARE		1,048,423
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	2,221,100	72,874
Raytheon Co.	1,181,500	59,808
United Technologies Corp.	1,920,300	92,155
		224,837
Air Freight & Logistics - 0.4%
FedEx Corp.	618,200	31,491
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Masco Corp.	3,825,900	$ 29,919
Owens Corning (a)	2,210,000	29,481
		59,400
Machinery - 1.6%
Cummins, Inc.	2,004,600	48,070
Danaher Corp.	1,033,500	57,804
Ingersoll-Rand Co. Ltd. Class A	1,442,700	23,386
		129,260
Professional Services - 0.9%
Manpower, Inc.	873,700	24,866
Monster Worldwide, Inc. (a)	351,800	3,240
Robert Half International, Inc. (d)	2,481,100	42,055
		70,161
TOTAL INDUSTRIALS		515,149
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 7.1%
Adtran, Inc.	1,352,043	20,483
Cisco Systems, Inc. (a)	13,923,200	208,430
Corning, Inc.	7,039,700	71,171
Juniper Networks, Inc. (a)	3,530,600	49,993
QUALCOMM, Inc.	5,633,700	194,644
Research In Motion Ltd. (a)	524,600	29,063
		573,784
Computers & Peripherals - 4.2%
Apple, Inc. (a)	480,300	43,289
International Business Machines Corp.	3,209,400	294,140
		337,429
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	384,500	7,332
Avnet, Inc. (a)	429,400	8,511
Itron, Inc. (a)	131,600	8,593
Tyco Electronics Ltd.	1,281,425	18,145
		42,581
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	208,900	$ 70,719
Yahoo!, Inc. (a)	3,138,100	36,810
		107,529
IT Services - 2.1%
Accenture Ltd. Class A	2,537,750	80,091
The Western Union Co.	6,353,000	86,782
		166,873
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	2,019,100	40,342
Applied Materials, Inc.	8,773,700	82,210
Atmel Corp. (a)	7,906,300	26,407
Intel Corp.	6,479,900	83,591
Lam Research Corp. (a)	1,680,300	33,959
Micron Technology, Inc. (a)	2,922,700	10,872
Samsung Electronics Co. Ltd.	24,935	8,658
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,192,759	99,473
Teradyne, Inc. (a)	1,298,125	6,244
Texas Instruments, Inc.	4,316,100	64,526
		456,282
Software - 4.7%
CA, Inc.	2,778,900	49,992
Microsoft Corp.	7,596,600	129,902
Oracle Corp. (a)	11,876,300	199,878
		379,772
TOTAL INFORMATION TECHNOLOGY		2,064,250
MATERIALS - 2.1%
Chemicals - 1.1%
Airgas, Inc.	760,700	26,860
Praxair, Inc.	1,031,100	64,196
		91,056
Construction Materials - 0.7%
Martin Marietta Materials, Inc. (d)	564,200	45,429
Vulcan Materials Co. (d)	154,500	7,642
		53,071
Containers & Packaging - 0.2%
Temple-Inland, Inc.	3,497,300	19,830
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	4,184,000	$ 8,703
TOTAL MATERIALS		172,660
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	3,191,500	7,755
Vodafone Group PLC sponsored ADR	1,329,800	24,721
		32,476
TOTAL COMMON STOCKS (Cost $9,742,352)		7,775,311
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.78% (b)	167,317,561	167,318
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	51,782,004	51,782
TOTAL MONEY MARKET FUNDS (Cost $219,100)		219,100
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,961,452)		7,994,411
NET OTHER ASSETS - 0.9%		72,274
NET ASSETS - 100%		$ 8,066,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,747
Fidelity Securities Lending Cash Central Fund	1,151
Total	$ 3,898
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$ 21,437	$ -	$ -	$ 232	$ 8,204
Furniture Brands International, Inc.	55,001	686	-	185	10,003
La-Z-Boy, Inc.	35,971	-	11,711	269	3,595
Total	$ 112,409	$ 686	$ 11,711	$ 686	$ 21,802
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,994,411	$ 7,978,013	$ 16,398	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,711) - See accompanying schedule: Unaffiliated issuers (cost $9,581,307)	$ 7,753,509
Fidelity Central Funds (cost $219,100)	219,100
Other affiliated issuers (cost $161,045)	21,802
Total Investments (cost $9,961,452)		$ 7,994,411
Receivable for investments sold		278,684
Receivable for fund shares sold		9,513
Dividends receivable		8,678
Distributions receivable from Fidelity Central Funds		259
Prepaid expenses		108
Other receivables		348
Total assets		8,292,001

Liabilities
Payable for investments purchased	$ 158,380
Payable for fund shares redeemed	10,245
Accrued management fee	2,268
Other affiliated payables	2,262
Other payables and accrued expenses	379
Collateral on securities loaned, at value	51,782
Total liabilities		225,316

Net Assets		$ 8,066,685
Net Assets consist of:
Paid in capital		$ 11,624,873
Undistributed net investment income		3,352
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,594,473)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,967,067)
Net Assets		$ 8,066,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($7,807,420 ÷ 319,843 shares)	$ 24.41

Class K: Net Asset Value, offering price and redemption price per share ($259,265 ÷ 10,623 shares)	$ 24.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $686 earned from other affiliated issuers)		$ 79,710
Interest		9
Income from Fidelity Central Funds		3,898
Total income		83,617

Expenses
Management fee Basic fee	$ 29,308
Performance adjustment	(8,956)
Transfer agent fees	14,190
Accounting and security lending fees	671
Custodian fees and expenses	109
Independent trustees' compensation	30
Depreciation in deferred trustee compensation account	(1)
Registration fees	63
Audit	51
Legal	49
Miscellaneous	628
Total expenses before reductions	36,142
Expense reductions	(213)	35,929
Net investment income (loss)		47,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,554,583)
Other affiliated issuers	(3,174)
Foreign currency transactions	(604)
Total net realized gain (loss)		(1,558,361)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $155)	(3,180,060)
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		(3,180,103)
Net gain (loss)		(4,738,464)
Net increase (decrease) in net assets resulting from operations		$ (4,690,776)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,688	$ 128,004
Net realized gain (loss)	(1,558,361)	736,209
Change in net unrealized appreciation (depreciation)	(3,180,103)	(1,621,640)
Net increase (decrease) in net assets resulting from operations	(4,690,776)	(757,427)
Distributions to shareholders from net investment income	(99,426)	(124,380)
Distributions to shareholders from net realized gain	(242,439)	(1,882,106)
Total distributions	(341,865)	(2,006,486)
Share transactions - net increase (decrease)	(249,327)	(2,503,707)
Total increase (decrease) in net assets	(5,281,968)	(5,267,620)

Net Assets
Beginning of period	13,348,653	18,616,273
End of period (including undistributed net investment income of $3,352 and undistributed net investment income of $71,533, respectively)	$ 8,066,685	$ 13,348,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72	$ 36.13
Income from Investment Operations
Net investment income (loss) D	.14	.35	.32	.23	.42 G	.19
Net realized and unrealized gain (loss)	(13.79)	(2.89)	6.19	(1.06)	3.85	2.62
Total from investment operations	(13.65)	(2.54)	6.51	(.83)	4.27	2.81
Distributions from net investment income	(.29)	(.33)	(.24)	(.23)	(.39)	(.22)
Distributions from net realized gain	(.71)	(4.95)	(.93)	-	-	-
Total distributions	(1.00)	(5.28)	(1.17)	(.23)	(.39)	(.22)
Net asset value, end of period	$ 24.41	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72
Total Return B,C	(35.75)%	(6.30)%	16.02%	(1.97)%	11.08%	7.79%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.58%	.60%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.70% A	.58%	.60%	.63%	.66%	.68%
Expenses net of all reductions	.69% A	.57%	.59%	.61%	.64%	.67%
Net investment income (loss)	.91% A	.81%	.72%	.54%	1.05% G	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 7,807	$ 13,349	$ 18,616	$ 19,571	$ 22,881	$ 22,102
Portfolio turnover rate F	107% A	82%	87%	48%	29%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.15	.10
Net realized and unrealized gain (loss)	(13.76)	(2.84)
Total from investment operations	(13.61)	(2.74)
Distributions from net investment income	(.34)	-
Distributions from net realized gain	(.71)	-
Total distributions	(1.05)	-
Net asset value, end of period	$ 24.41	$ 39.07
Total Return B,C	(35.65)%	(6.55)%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.41% A
Expenses net of fee waivers, if any	.47% A	.41% A
Expenses net of all reductions	.47% A	.41% A
Net investment income (loss)	1.14% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,265	$ 93
Portfolio turnover rate F	107% A	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Blue Chip Growth and Class K to eligible shareholders of Blue Chip Growth. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,653
Unrealized depreciation	(2,432,808)
Net unrealized appreciation (depreciation)	$ (2,018,155)
Cost for federal income tax purposes	$ 10,012,566

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $5,549,839 and $6,009,546, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 14,154.28
Class K	36.05
	$ 14,190

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $128 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,151.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Blue Chip Growth's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Blue Chip Growth	$ 64

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Blue Chip Growth	$ 97,803	$ 124,380
Class K	1,623	-
Total	$ 99,426	$ 124,380
From net realized gain
Blue Chip Growth	$ 242,437	$ 1,882,106
Class K	2	-
Total	$ 242,439	$ 1,882,106

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Blue Chip Growth
Shares sold	29,826	41,834	$ 896,994	$ 1,768,681
Conversion to Class K	(10,459)	-	(308,516)	-
Reinvestment of distributions	9,381	45,780	335,422	1,982,162
Shares redeemed	(50,675)	(142,989)	(1,485,724)	(6,254,650)
Net increase (decrease)	(21,927)	(55,375)	$ (561,824)	$ (2,503,807)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Class K
Shares sold	673	2	$ 17,642	$ 100
Conversion from Blue Chip Growth	10,453	-	308,516	-
Reinvestment of distributions	63	-	1,625	-
Shares redeemed	(568)	-	(15,286)	-
Net increase (decrease)	10,621	2	$ 312,497	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-K-USAN-0309
1.863115.100

Fidelity®
Blue Chip Value
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 6 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	.73%	$ 1,000.00	$ 589.10	$ 2.92
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.53	$ 3.72

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.3
Chevron Corp.	3.7	0.0
AT&T, Inc.	3.6	3.5
Exxon Mobil Corp.	3.4	3.0
Wells Fargo & Co.	3.0	1.7
Verizon Communications, Inc.	2.5	2.2
ConocoPhillips	2.5	4.8
Pfizer, Inc.	2.5	0.7
Wyeth	2.0	0.8
Merck & Co., Inc.	1.9	1.2
	29.4
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	27.3
Energy	18.1	16.4
Health Care	14.0	9.1
Consumer Discretionary	9.2	7.8
Consumer Staples	8.2	7.1
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks and Investment Companies 99.4%		Stocks and Investment Companies 99.0%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	12.2%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
Johnson Controls, Inc.	82,600	$ 1,033,326
The Goodyear Tire & Rubber Co. (a)	44,000	271,480
		1,304,806
Automobiles - 0.1%
Renault SA	18,300	355,191
Diversified Consumer Services - 0.7%
H&R Block, Inc.	91,700	1,900,941
Household Durables - 2.3%
Black & Decker Corp.	33,700	974,267
Centex Corp.	207,000	1,761,570
KB Home (d)	207,100	2,209,757
Pulte Homes, Inc.	73,500	746,025
Whirlpool Corp.	15,200	508,136
		6,199,755
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	145,100	2,013,988
News Corp. Class A	147,700	943,803
Time Warner, Inc.	275,700	2,572,281
		5,530,072
Multiline Retail - 0.1%
JCPenney Co., Inc.	21,800	365,150
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	31,800	1,040,814
Home Depot, Inc.	59,600	1,283,188
Lowe's Companies, Inc.	100,800	1,841,616
PetSmart, Inc.	39,200	735,784
Ross Stores, Inc.	49,900	1,468,058
Staples, Inc.	146,600	2,336,804
Williams-Sonoma, Inc.	78,300	620,136
		9,326,400
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	56,100	123,420
TOTAL CONSUMER DISCRETIONARY		25,105,735
CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Anheuser-Busch InBev NV	69,860	1,780,785
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	22,700	$ 914,129
The Coca-Cola Co.	11,200	478,464
		3,173,378
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	74,900	2,013,312
Kroger Co.	60,300	1,356,750
Sysco Corp.	32,600	726,654
Winn-Dixie Stores, Inc. (a)	71,862	987,384
		5,084,100
Food Products - 1.8%
Cermaq ASA	65,800	250,728
Marine Harvest ASA (a)(d)	1,558,000	337,312
Nestle SA (Reg.)	113,592	3,934,931
Tyson Foods, Inc. Class A	55,000	486,750
		5,009,721
Household Products - 1.8%
Energizer Holdings, Inc. (a)	24,100	1,147,883
Procter & Gamble Co.	69,400	3,782,300
		4,930,183
Tobacco - 1.5%
Altria Group, Inc.	80,600	1,333,124
British American Tobacco PLC sponsored ADR	49,600	2,732,960
		4,066,084
TOTAL CONSUMER STAPLES		22,263,466
ENERGY - 18.1%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	23,350	638,856
Nabors Industries Ltd. (a)	186,832	2,045,810
National Oilwell Varco, Inc. (a)	63,614	1,681,954
Noble Corp.	29,300	795,495
Patterson-UTI Energy, Inc.	68,100	651,036
Transocean Ltd. (a)	13,600	742,832
Weatherford International Ltd. (a)	51,900	572,457
		7,128,440
Oil, Gas & Consumable Fuels - 15.5%
Chesapeake Energy Corp.	153,000	2,418,930
Chevron Corp.	141,700	9,992,684
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	141,000	$ 6,701,730
EOG Resources, Inc.	21,600	1,463,832
Exxon Mobil Corp.	122,000	9,330,560
Hess Corp.	25,400	1,412,494
Occidental Petroleum Corp.	87,600	4,778,580
Petrohawk Energy Corp. (a)	74,200	1,462,482
Plains Exploration & Production Co. (a)	53,600	1,132,032
Quicksilver Resources, Inc. (a)	80,000	554,400
Range Resources Corp.	20,000	716,800
Ultra Petroleum Corp. (a)	62,600	2,242,958
Uranium One, Inc. (a)	85,700	129,335
		42,336,817
TOTAL ENERGY		49,465,257
FINANCIALS - 20.5%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	193,400	4,978,116
Charles Schwab Corp.	56,832	772,347
Franklin Resources, Inc.	33,000	1,597,860
Goldman Sachs Group, Inc.	37,300	3,011,229
KKR Private Equity Investors, LP (a)	134,079	313,745
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	7,700	18,018
Morgan Stanley	119,200	2,411,416
State Street Corp.	51,970	1,209,342
T. Rowe Price Group, Inc.	41,800	1,152,844
		15,464,917
Commercial Banks - 3.4%
PNC Financial Services Group, Inc.	33,272	1,082,005
Wells Fargo & Co.	431,637	8,157,939
		9,239,944
Consumer Finance - 0.4%
Capital One Financial Corp.	32,700	517,968
Discover Financial Services	70,700	505,505
		1,023,473
Diversified Financial Services - 6.3%
Bank of America Corp.	608,682	4,005,128
CIT Group, Inc. (d)	159,800	445,842
Citigroup, Inc.	214,400	761,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	463,952	$ 11,835,415
KKR Financial Holdings LLC	18,800	26,696
		17,074,201
Insurance - 3.7%
ACE Ltd.	76,880	3,356,581
Allied World Assurance Co. Holdings Ltd.	16,400	618,280
Argo Group International Holdings, Ltd. (a)	14,488	450,722
Everest Re Group Ltd.	39,700	2,501,100
Hartford Financial Services Group, Inc.	21,300	280,308
Loews Corp.	33,900	827,160
MetLife, Inc.	39,700	1,140,581
PartnerRe Ltd.	16,300	1,068,139
		10,242,871
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	23,000	1,364,820
CapitalSource, Inc.	120,400	438,256
General Growth Properties, Inc.	111,600	72,540
Simon Property Group, Inc.	9,100	391,118
		2,266,734
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	174,400	627,840
TOTAL FINANCIALS		55,939,980
HEALTH CARE - 14.0%
Biotechnology - 2.4%
Amgen, Inc. (a)	85,500	4,689,675
Biogen Idec, Inc. (a)	25,400	1,235,710
Cephalon, Inc. (a)	8,700	671,466
		6,596,851
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	31,000	1,818,150
Boston Scientific Corp. (a)	175,100	1,553,137
Covidien Ltd.	93,385	3,580,381
		6,951,668
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	69,500	472,600
UnitedHealth Group, Inc.	97,500	2,762,175
		3,234,775
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	23,500	$ 844,355
Pharmaceuticals - 7.6%
Allergan, Inc.	16,500	628,980
Johnson & Johnson	31,500	1,817,235
Merck & Co., Inc.	183,500	5,238,925
Pfizer, Inc.	457,000	6,663,060
Sepracor, Inc. (a)	52,180	793,136
Wyeth	127,000	5,457,190
		20,598,526
TOTAL HEALTH CARE		38,226,175
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	127,360	4,178,682
Raytheon Co.	32,900	1,665,398
The Boeing Co.	20,100	850,431
United Technologies Corp.	16,900	811,031
		7,505,542
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	27,100	1,151,479
Airlines - 0.1%
Delta Air Lines, Inc. (a)	51,500	355,350
Building Products - 0.8%
Masco Corp.	190,800	1,492,056
Owens Corning (a)	47,000	626,980
		2,119,036
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	60,930	1,575,650
Electrical Equipment - 0.1%
Acuity Brands, Inc.	15,300	411,111
Industrial Conglomerates - 2.0%
General Electric Co.	259,350	3,145,916
McDermott International, Inc. (a)	49,900	517,463
Siemens AG sponsored ADR	33,100	1,855,586
		5,518,965
Machinery - 1.0%
Cummins, Inc.	40,700	975,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	24,400	$ 796,904
Ingersoll-Rand Co. Ltd. Class A	51,500	834,815
		2,607,705
Road & Rail - 0.3%
Con-way, Inc.	32,400	713,772
TOTAL INDUSTRIALS		21,958,610
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	139,100	2,082,327
Motorola, Inc.	135,600	600,708
		2,683,035
Computers & Peripherals - 2.1%
Hewlett-Packard Co.	84,500	2,936,375
International Business Machines Corp.	20,500	1,878,825
NCR Corp. (a)	78,100	980,155
		5,795,355
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	9,400	245,810
Arrow Electronics, Inc. (a)	51,800	987,826
Avnet, Inc. (a)	92,200	1,827,404
Flextronics International Ltd. (a)	144,100	376,101
Tyco Electronics Ltd.	60,085	850,804
		4,287,945
Internet Software & Services - 0.4%
VeriSign, Inc. (a)	48,500	936,535
IT Services - 0.4%
Lender Processing Services, Inc.	23,400	606,528
The Western Union Co.	35,400	483,564
		1,090,092
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	105,600	989,472
ASML Holding NV (NY Shares)	31,000	512,740
Atmel Corp. (a)	156,200	521,708
Lam Research Corp. (a)	46,200	933,702
Maxim Integrated Products, Inc.	46,000	608,580
MEMC Electronic Materials, Inc. (a)	22,100	300,560
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	55,400	$ 763,966
ON Semiconductor Corp. (a)	23,100	96,327
		4,727,055
TOTAL INFORMATION TECHNOLOGY		19,520,017
MATERIALS - 2.5%
Chemicals - 0.4%
Albemarle Corp.	45,290	1,007,703
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	33,200	630,800
Temple-Inland, Inc.	42,600	241,542
		872,342
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	6,400	341,967
ArcelorMittal SA (NY Shares) Class A	32,000	722,240
Commercial Metals Co.	40,000	460,000
Freeport-McMoRan Copper & Gold, Inc. Class B	30,600	769,284
Lihir Gold Ltd. (a)	182,267	361,699
Newcrest Mining Ltd.	55,804	1,081,825
Randgold Resources Ltd. sponsored ADR	27,200	1,209,312
		4,946,327
TOTAL MATERIALS		6,826,372
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	397,310	9,781,772
Cincinnati Bell, Inc. (a)	308,800	429,232
Qwest Communications International, Inc.	327,700	1,055,194
Verizon Communications, Inc.	226,573	6,767,736
		18,033,934
UTILITIES - 4.9%
Electric Utilities - 2.5%
Entergy Corp.	25,800	1,970,088
Exelon Corp.	50,600	2,743,532
FirstEnergy Corp.	44,600	2,229,554
		6,943,174
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	86,900	$ 687,379
NRG Energy, Inc. (a)	58,500	1,366,560
Reliant Energy, Inc. (a)	64,500	328,305
		2,382,244
Multi-Utilities - 1.5%
CMS Energy Corp.	106,300	1,249,025
Sempra Energy	36,600	1,604,544
Wisconsin Energy Corp.	28,500	1,270,530
		4,124,099
TOTAL UTILITIES		13,449,517
TOTAL COMMON STOCKS (Cost $410,901,233)		270,789,063
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	700	306,908
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	5,100	97,410
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $778,558)		404,318
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,594,570)	94,219	443,771
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	613,878	$ 613,878
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	2,587,250	2,587,250
TOTAL MONEY MARKET FUNDS (Cost $3,201,128)		3,201,128
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $416,475,489)		274,838,280
NET OTHER ASSETS - (0.7)%		(1,945,432)
NET ASSETS - 100%		$ 272,892,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,018 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,554
Fidelity Securities Lending Cash Central Fund	60,327
Total	$ 80,881
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 274,838,280	$ 273,297,346	$ 1,540,934	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Bermuda	3.6%
Switzerland	2.9%
United Kingdom	1.5%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,401,847) - See accompanying schedule: Unaffiliated issuers (cost $413,274,361)	$ 271,637,152
Fidelity Central Funds (cost $3,201,128)	3,201,128
Total Investments (cost $416,475,489)		$ 274,838,280
Receivable for investments sold		1,342,609
Receivable for fund shares sold		462,263
Dividends receivable		781,103
Distributions receivable from Fidelity Central Funds		3,132
Prepaid expenses		3,726
Other receivables		1,160
Total assets		277,432,273

Liabilities
Payable for investments purchased	$ 846,200
Payable for fund shares redeemed	934,663
Accrued management fee	60,623
Other affiliated payables	84,092
Other payables and accrued expenses	26,597
Collateral on securities loaned, at value	2,587,250
Total liabilities		4,539,425

Net Assets		$ 272,892,848
Net Assets consist of:
Paid in capital		$ 570,583,140
Undistributed net investment income		917,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(156,965,395)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(141,642,317)
Net Assets, for 38,850,387 shares outstanding		$ 272,892,848
Net Asset Value, offering price and redemption price per share ($272,892,848 ÷ 38,850,387 shares)		$ 7.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,046,977
Interest		15
Income from Fidelity Central Funds		80,881
Total income		5,127,873

Expenses
Management fee Basic fee	$ 1,036,275
Performance adjustment	(414,423)
Transfer agent fees	541,126
Accounting and security lending fees	72,764
Custodian fees and expenses	14,803
Independent trustees' compensation	1,111
Registration fees	9,465
Audit	29,508
Legal	2,026
Interest	1,375
Miscellaneous	45,374
Total expenses before reductions	1,339,404
Expense reductions	(1,476)	1,337,928
Net investment income (loss)		3,789,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(107,908,785)
Investment not meeting investment restrictions	(2,115)
Foreign currency transactions	17,204
Payment from investment advisor for loss on investment not meeting investment restrictions	2,115
Total net realized gain (loss)		(107,891,581)
Change in net unrealized appreciation (depreciation) on: Investment securities	(95,199,883)
Assets and liabilities in foreign currencies	(8,986)
Total change in net unrealized appreciation (depreciation)		(95,208,869)
Net gain (loss)		(203,100,450)
Net increase (decrease) in net assets resulting from operations		$ (199,310,505)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,789,945	$ 9,441,294
Net realized gain (loss)	(107,891,581)	(41,156,524)
Change in net unrealized appreciation (depreciation)	(95,208,869)	(78,658,033)
Net increase (decrease) in net assets resulting from operations	(199,310,505)	(110,373,263)
Distributions to shareholders from net investment income	(7,269,944)	(7,478,440)
Distributions to shareholders from net realized gain	(412,628)	(31,750,791)
Total distributions	(7,682,572)	(39,229,231)
Share transactions Proceeds from sales of shares	47,725,379	228,027,796
Reinvestment of distributions	7,439,489	37,874,831
Cost of shares redeemed	(93,008,769)	(329,921,789)
Net increase (decrease) in net assets resulting from share transactions	(37,843,901)	(64,019,162)
Total increase (decrease) in net assets	(244,836,978)	(213,621,656)

Net Assets
Beginning of period	517,729,826	731,351,482
End of period (including undistributed net investment income of $917,420 and undistributed net investment income of $5,379,168, respectively)	$ 272,892,848	$ 517,729,826
Other Information Shares
Sold	5,402,584	15,903,414
Issued in reinvestment of distributions	760,861	2,583,422
Redeemed	(9,927,433)	(23,187,845)
Net increase (decrease)	(3,763,988)	(4,701,009)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 15.46	$ 13.95	$ 13.21	$ 11.24	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.09	.21	.19	.10	.11	.05
Net realized and unrealized gain (loss)	(5.03)	(2.68)	2.05	.95	2.03	1.52
Total from investment operations	(4.94)	(2.47)	2.24	1.05	2.14	1.57
Distributions from net investment income	(.18)	(.16)	(.13)	(.08)	(.09)	(.02)
Distributions from net realized gain	(.01)	(.68)	(.60)	(.23)	(.08)	(.04)
Total distributions	(.19)	(.84)	(.73)	(.31)	(.17)	(.06)
Net asset value, end of period	$ 7.02	$ 12.15	$ 15.46	$ 13.95	$ 13.21	$ 11.24
Total Return B, C	(41.09)%	(16.86)%	16.60%	8.05%	19.20%	16.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.92%	.87%	.94%	.97%	1.17%
Expenses net of fee waivers, if any	.73% A	.92%	.87%	.94%	.97%	1.17%
Expenses net of all reductions	.73% A	.91%	.87%	.93%	.93%	1.13%
Net investment income (loss)	2.06% A	1.46%	1.25%	.76%	.85%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,893	$ 517,730	$ 731,351	$ 272,702	$ 182,071	$ 68,541
Portfolio turnover rate F	78% A	61%	92%	74%	81%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,476,027
Unrealized depreciation	(162,115,196)
Net unrealized appreciation (depreciation)	$ (151,639,169)
Cost for federal income tax purposes	$ 426,477,449

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $147,668,302 and $186,884,037, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,906 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,667,000	2.18%	$ 1,375

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $481 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $60,327.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $847 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $629.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCV-USAN-0309
1.789732.106

Fidelity®
Dividend Growth
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Dividend Growth	.52%
Actual		$ 1,000.00	$ 608.40	$ 2.11
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65
Class K	.30%
Actual		$ 1,000.00	$ 609.30	$ 1.22
Hypothetical A		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.8	0.0
Wyeth	1.7	2.8
JPMorgan Chase & Co.	1.6	0.0
Wells Fargo & Co.	1.6	0.0
Cisco Systems, Inc.	1.6	3.4
Petrohawk Energy Corp.	1.4	0.0
Bank of New York Mellon Corp.	1.0	0.5
Pfizer, Inc.	1.0	1.4
Amgen, Inc.	1.0	0.9
Atmel Corp.	1.0	0.0
	13.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	20.0
Financials	15.3	16.0
Health Care	13.5	19.8
Energy	12.4	9.7
Consumer Discretionary	11.3	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks and Investment Companies 97.7%		Stocks 95.2%
	Bonds 0.2%		Bonds 0.2%
	Convertible Securities 1.5%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	11.2%	** Foreign investments	6.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.5%
BorgWarner, Inc.	233,800	$ 3,947
Federal-Mogul Corp. Class A (a)	538,688	3,103
Johnson Controls, Inc.	733,800	9,180
The Goodyear Tire & Rubber Co. (a)	1,050,900	6,484
		22,714
Automobiles - 0.1%
Renault SA	116,100	2,253
Thor Industries, Inc.	52,300	553
Winnebago Industries, Inc.	210,439	1,164
		3,970
Distributors - 0.1%
LKQ Corp. (a)	548,400	6,334
Diversified Consumer Services - 1.3%
H&R Block, Inc.	958,210	19,864
Hillenbrand, Inc.	1,103,200	20,398
Navitas Ltd.	1,210,428	1,683
Princeton Review, Inc. (a)	604,132	2,966
Service Corp. International	1,072,000	4,878
Stewart Enterprises, Inc. Class A (d)	3,705,332	12,672
		62,461
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	843,500	9,253
Darden Restaurants, Inc.	314,900	8,257
DineEquity, Inc.	491,600	4,346
Las Vegas Sands Corp. unit (a)	282,100	24,120
McCormick & Schmick's Seafood Restaurants (a)	355,862	1,256
McDonald's Corp.	166,500	9,660
Sonic Corp. (a)	614,900	5,989
Starwood Hotels & Resorts Worldwide, Inc.	689,300	10,422
Vail Resorts, Inc. (a)(d)	89,263	2,082
WMS Industries, Inc. (a)	44,200	982
		76,367
Household Durables - 1.0%
Black & Decker Corp.	203,100	5,872
Centex Corp.	281,600	2,396
Jarden Corp. (a)	95,100	992
La-Z-Boy, Inc.	413,000	401
Meritage Homes Corp. (a)	241,400	2,660
Mohawk Industries, Inc. (a)	148,600	4,772
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	639,800	$ 5,170
Pulte Homes, Inc.	860,500	8,734
Snap-On, Inc.	157,700	4,759
Stanley Furniture Co., Inc.	221,660	1,740
The Stanley Works	177,300	5,542
Whirlpool Corp.	242,300	8,100
		51,138
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	333,400	1,510
Hasbro, Inc.	361,500	8,723
		10,233
Media - 3.2%
Ascent Media Corp. (a)	454,700	11,859
CC Media Holdings, Inc. Class A (a)	1,200,000	2,160
Comcast Corp. Class A (special) (non-vtg.) (d)	3,067,300	42,574
Discovery Communications, Inc. (a)	112,500	1,631
DISH Network Corp. Class A (a)	1,100,800	14,134
Informa PLC	1,046,500	3,637
Lamar Advertising Co. Class A (a)(d)	280,600	2,528
Liberty Media Corp. - Entertainment Class A (a)	1,006,968	18,478
Live Nation, Inc. (a)	1,442,400	7,544
Scripps Networks Interactive, Inc. Class A	186,195	3,998
The DIRECTV Group, Inc. (a)	445,700	9,761
The Walt Disney Co.	579,767	11,990
Time Warner, Inc.	3,446,000	32,151
		162,445
Multiline Retail - 0.3%
Target Corp.	509,264	15,889
Tuesday Morning Corp. (a)	798,200	942
		16,831
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	585,000	19,147
Asbury Automotive Group, Inc.	249,400	893
AutoNation, Inc. (a)	60,300	560
Collective Brands, Inc. (a)	582,529	6,216
Dick's Sporting Goods, Inc. (a)	96,395	1,061
Group 1 Automotive, Inc.	94,000	937
Home Depot, Inc.	647,668	13,944
Lowe's Companies, Inc.	1,857,500	33,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators, Inc. (a)(d)	522,797	$ 4,637
MarineMax, Inc. (a)	43,000	76
OfficeMax, Inc.	610,400	3,363
Pacific Sunwear of California, Inc. (a)	161,000	201
Ross Stores, Inc.	112,000	3,295
Sally Beauty Holdings, Inc. (a)	1,380,600	6,530
Sherwin-Williams Co.	162,530	7,761
Sonic Automotive, Inc. Class A (sub. vtg.)	631,500	1,282
Staples, Inc.	1,090,682	17,385
The Men's Wearhouse, Inc.	959,000	11,172
Tween Brands, Inc. (a)(e)	2,113,500	5,685
Urban Outfitters, Inc. (a)	100,300	1,563
		139,645
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	41,700	1,448
American Apparel, Inc. (a)	1,789,500	3,633
		5,081
TOTAL CONSUMER DISCRETIONARY		557,219
CONSUMER STAPLES - 7.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	981,860	25,028
Carlsberg AS Series B	158,100	5,266
Fomento Economico Mexicano SAB de CV sponsored ADR	108,600	3,057
PepsiCo, Inc.	98,400	4,943
The Coca-Cola Co.	228,800	9,774
		48,068
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,373,300	36,914
Kroger Co.	582,400	13,104
Rite Aid Corp. (a)	1,263,044	354
Safeway, Inc.	73,100	1,567
Winn-Dixie Stores, Inc. (a)	1,812,300	24,901
		76,840
Food Products - 2.3%
Cermaq ASA	1,122,100	4,276
Corn Products International, Inc.	543,600	12,584
Global Bio-Chem Technology Group Co. Ltd.	49,932,000	7,196
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Leroy Seafood Group ASA	1,000,900	$ 6,559
Marine Harvest ASA (a)(d)	67,032,000	14,513
Nestle SA (Reg.)	300,804	10,420
Ralcorp Holdings, Inc. (a)	292,700	17,334
Smithfield Foods, Inc. (a)(d)	924,500	10,974
The J.M. Smucker Co.	111,424	5,031
Tyson Foods, Inc. Class A	2,843,900	25,169
		114,056
Household Products - 1.6%
Central Garden & Pet Co. (a)	951,500	5,747
Clorox Co.	202,400	10,150
Energizer Holdings, Inc. (a)	209,587	9,983
Kimberly-Clark Corp.	338,400	17,417
Procter & Gamble Co.	673,306	36,695
		79,992
Personal Products - 0.2%
Avon Products, Inc.	284,200	5,812
Estee Lauder Companies, Inc. Class A	92,200	2,420
		8,232
Tobacco - 0.7%
Imperial Tobacco Group PLC	301,800	8,282
Philip Morris International, Inc.	779,800	28,970
		37,252
TOTAL CONSUMER STAPLES		364,440
ENERGY - 12.2%
Energy Equipment & Services - 4.7%
BJ Services Co.	151,700	1,669
Exterran Holdings, Inc. (a)(d)	465,300	10,311
Global Industries Ltd. (a)	3,266,302	11,269
Halliburton Co.	816,600	14,086
Helix Energy Solutions Group, Inc. (a)	524,800	2,703
Hercules Offshore, Inc. (a)	696,200	2,590
Nabors Industries Ltd. (a)	585,582	6,412
National Oilwell Varco, Inc. (a)	3,496,900	92,463
Parker Drilling Co. (a)	628,400	1,332
Pride International, Inc. (a)	475,927	7,672
Rowan Companies, Inc.	436,275	5,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	907,400	$ 20,598
Superior Energy Services, Inc. (a)	364,400	5,677
Tidewater, Inc.	455,300	18,945
Transocean Ltd. (a)	80,300	4,386
Weatherford International Ltd. (a)	2,627,700	28,984
		234,620
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	262,100	3,981
Boardwalk Pipeline Partners, LP	602,875	12,841
Cabot Oil & Gas Corp.	78,500	2,158
Chesapeake Energy Corp.	2,215,400	35,025
Comstock Resources, Inc. (a)	166,900	6,364
Concho Resources, Inc. (a)	190,165	4,796
Denbury Resources, Inc. (a)	844,190	10,333
El Paso Corp.	666,300	5,450
Energy Transfer Equity LP	565,800	10,456
EXCO Resources, Inc. (a)	2,149,000	21,791
Foundation Coal Holdings, Inc.	378,500	6,139
Frontier Oil Corp.	580,400	8,288
GMX Resources, Inc. (a)(d)	98,203	2,226
Goodrich Petroleum Corp. (a)(d)	428,722	12,390
Hess Corp.	504,800	28,072
James River Coal Co. (a)	60,200	816
McMoRan Exploration Co. (a)	233,697	1,563
Nexen, Inc.	714,900	10,416
OPTI Canada, Inc. (a)	4,825,100	6,298
Peabody Energy Corp.	184,000	4,600
Penn Virginia Corp.	363,700	7,492
Petrohawk Energy Corp. (a)	3,452,438	68,048
Plains Exploration & Production Co. (a)	870,968	18,395
Quicksilver Resources, Inc. (a)	2,031,900	14,081
Range Resources Corp.	301,600	10,809
Southwestern Energy Co. (a)	778,037	24,625
Suncor Energy, Inc.	262,300	5,031
Sunoco, Inc.	377,398	17,481
Talisman Energy, Inc.	578,900	5,483
Uranium One, Inc. (a)	522,800	789
Valero Energy Corp.	263,705	6,361
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Walter Industries, Inc.	32,300	$ 596
Williams Companies, Inc.	373,500	5,285
		378,479
TOTAL ENERGY		613,099
FINANCIALS - 14.5%
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)(d)	94,528	3,799
Ameriprise Financial, Inc.	180,700	3,641
Bank of New York Mellon Corp.	2,049,407	52,752
Bank Sarasin & Co. Ltd. Series B (Reg.)	214,500	5,169
Cohen & Steers, Inc.	261,100	2,820
EFG International	222,610	2,706
Fortress Investment Group LLC (d)	1,528,500	2,293
Franklin Resources, Inc.	285,500	13,824
Goldman Sachs Group, Inc.	483,398	39,025
Janus Capital Group, Inc.	40,200	211
Morgan Stanley	1,406,544	28,454
Partners Group Holding	12,066	804
State Street Corp.	386,968	9,005
T. Rowe Price Group, Inc.	126,700	3,494
The Blackstone Group LP	444,000	2,002
		169,999
Commercial Banks - 2.8%
Associated Banc-Corp.	78,400	1,227
Mitsubishi UFJ Financial Group, Inc.	3,455,300	19,169
PNC Financial Services Group, Inc.	632,067	20,555
Regions Financial Corp. (d)	503,300	1,741
Sumitomo Mitsui Financial Group, Inc.	268,200	10,630
TCF Financial Corp.	140,500	1,741
UCBH Holdings, Inc.	552,700	1,288
UniCredit SpA	401,600	711
Wells Fargo & Co.	4,220,841	79,774
Wintrust Financial Corp.	352,250	4,710
		141,546
Consumer Finance - 0.7%
Capital One Financial Corp.	360,400	5,709
Discover Financial Services	760,113	5,435
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Promise Co. Ltd. (d)	884,900	$ 16,242
SLM Corp. (a)	566,400	6,485
		33,871
Diversified Financial Services - 3.8%
Bank of America Corp.	5,151,842	33,899
CIT Group, Inc. (d)	1,477,900	4,123
Citigroup, Inc.	4,809,605	17,074
CME Group, Inc.	71,800	12,487
IntercontinentalExchange, Inc. (a)(d)	143,900	8,192
JPMorgan Chase & Co.	3,192,600	81,443
PICO Holdings, Inc. (a)	1,495,700	38,021
		195,239
Insurance - 2.4%
ACE Ltd.	238,700	10,422
AFLAC, Inc.	20,100	467
Assurant, Inc.	304,971	8,051
Everest Re Group Ltd.	153,800	9,689
Genworth Financial, Inc. Class A (non-vtg.)	873,844	2,027
Hartford Financial Services Group, Inc.	323,120	4,252
Loews Corp.	280,100	6,834
Maiden Holdings Ltd. (f)	866,542	3,943
MBIA, Inc. (d)	1,443,200	5,571
MetLife, Inc.	597,776	17,174
Montpelier Re Holdings Ltd.	577,400	8,164
PartnerRe Ltd.	234,200	15,347
Platinum Underwriters Holdings Ltd.	184,700	5,137
Principal Financial Group, Inc.	120,500	1,999
Prudential Financial, Inc.	123,500	3,180
Reinsurance Group of America, Inc.	193,761	6,904
The Travelers Companies, Inc.	259,500	10,027
W.R. Berkley Corp.	13,400	355
XL Capital Ltd. Class A	315,400	915
		120,458
Real Estate Investment Trusts - 0.9%
CapitalSource, Inc.	4,449,245	16,195
CBL & Associates Properties, Inc.	120,400	490
Developers Diversified Realty Corp.	247,500	1,188
General Growth Properties, Inc. (d)	1,665,406	1,083
Highwoods Properties, Inc. (SBI)	119,998	2,707
Home Properties, Inc.	26,300	944
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI) (d)	183,300	$ 812
ProLogis Trust	733,500	7,342
Senior Housing Properties Trust (SBI)	152,000	2,459
SL Green Realty Corp.	163,000	2,561
UDR, Inc.	146,000	1,713
Vornado Realty Trust	133,600	6,788
		44,282
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	4,464,600	16,073
Forestar Group, Inc. (a)	124,500	1,388
Jones Lang LaSalle, Inc.	243,300	5,744
		23,205
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	391,176	4,804
TOTAL FINANCIALS		733,404
HEALTH CARE - 13.0%
Biotechnology - 4.0%
Amgen, Inc. (a)	929,700	50,994
Biogen Idec, Inc. (a)	270,700	13,170
Cephalon, Inc. (a)(d)	534,600	41,260
DUSA Pharmaceuticals, Inc. (a)(e)	1,402,453	1,585
Genentech, Inc. (a)	204,764	16,635
Genzyme Corp. (a)	96,300	6,637
Gilead Sciences, Inc. (a)	390,213	19,811
Theravance, Inc. (a)	1,985,445	26,168
United Therapeutics Corp. (a)	24,100	1,638
Vertex Pharmaceuticals, Inc. (a)	745,929	24,653
		202,551
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)(d)	523,900	5,606
Boston Scientific Corp. (a)	986,300	8,748
Covidien Ltd.	779,600	29,890
Integra LifeSciences Holdings Corp. (a)	395,600	10,974
Inverness Medical Innovations, Inc. (a)	233,400	5,711
Kinetic Concepts, Inc. (a)	244,500	5,892
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	132,200	$ 4,427
Sonova Holding AG	228,611	11,037
		82,285
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	44,178	1,821
athenahealth, Inc. (a)	12,000	433
Brookdale Senior Living, Inc.	1,279,900	8,703
Coventry Health Care, Inc. (a)	283,100	4,283
Emeritus Corp. (a)	64,300	532
Express Scripts, Inc. (a)	201,200	10,817
Health Net, Inc. (a)	272,900	3,993
HealthSouth Corp. (a)(d)	692,400	6,882
McKesson Corp.	236,300	10,444
Medco Health Solutions, Inc. (a)	458,300	20,591
MEDNAX, Inc. (a)	238,500	8,006
Patterson Companies, Inc. (a)	162,100	2,981
Tenet Healthcare Corp. (a)	717,200	767
Triple-S Management Corp. (a)	209,702	3,018
UnitedHealth Group, Inc.	957,100	27,115
Universal American Financial Corp. (a)	82,250	812
Universal Health Services, Inc. Class B	359,300	13,600
VCA Antech, Inc. (a)	40,200	757
WellPoint, Inc. (a)	399,700	16,568
		142,123
Health Care Technology - 0.1%
IMS Health, Inc.	245,300	3,562
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	451,600	1,820
Thermo Fisher Scientific, Inc. (a)	195,000	7,006
		8,826
Pharmaceuticals - 4.3%
Allergan, Inc.	253,200	9,652
Merck & Co., Inc.	917,105	26,183
Pfizer, Inc.	3,520,725	51,332
Schering-Plough Corp.	1,601,830	28,128
Shire PLC sponsored ADR	64,200	2,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,500	6,321
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	2,040,760	$ 87,691
XenoPort, Inc. (a)	257,400	6,723
		218,834
TOTAL HEALTH CARE		658,181
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
Finmeccanica SpA	542,708	8,526
Honeywell International, Inc.	779,100	25,562
Lockheed Martin Corp.	192,200	15,768
Northrop Grumman Corp.	277,300	13,344
Orbital Sciences Corp. (a)	585,200	9,814
Raytheon Co.	506,900	25,659
United Technologies Corp.	782,600	37,557
		136,230
Air Freight & Logistics - 0.2%
FedEx Corp.	217,600	11,085
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,321,300	5,417
Alaska Air Group, Inc. (a)	157,200	4,144
Delta Air Lines, Inc. (a)	4,586,675	31,648
		41,209
Building Products - 0.3%
Masco Corp.	1,291,200	10,097
Owens Corning (a)	479,725	6,400
		16,497
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	1,321,188	2,537
Avery Dennison Corp.	173,400	4,201
Cintas Corp.	294,600	6,702
Consolidated Graphics, Inc. (a)	104,500	1,683
EnergySolutions, Inc.	897,400	4,029
GeoEye, Inc. (a)	741,061	12,783
R.R. Donnelley & Sons Co.	699,300	6,818
Republic Services, Inc.	457,795	11,839
Waste Management, Inc.	319,600	9,968
		60,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	443,700	$ 4,996
Great Lakes Dredge & Dock Corp. (e)	4,190,361	13,996
MasTec, Inc. (a)	40,200	427
MYR Group, Inc. (a)	357,600	5,149
Shaw Group, Inc. (a)(d)	365,400	10,158
URS Corp. (a)	908,600	30,938
		65,664
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	1,607,973	43,271
First Solar, Inc. (a)	28,100	4,013
JA Solar Holdings Co. Ltd. ADR (a)(d)	711,800	1,893
Renewable Energy Corp. AS (a)(d)	761,600	7,684
Saft Groupe SA	343,500	8,435
Thomas & Betts Corp. (a)	24,081	515
		65,811
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	1,794,450	18,608
Rheinmetall AG	34,800	1,109
Siemens AG sponsored ADR (d)	314,700	17,642
Textron, Inc.	457,900	4,135
		41,494
Machinery - 1.0%
Cummins, Inc.	381,200	9,141
Danaher Corp.	215,700	12,064
Eaton Corp.	129,800	5,714
Ingersoll-Rand Co. Ltd. Class A	280,000	4,539
Navistar International Corp. (a)	501,400	15,228
Vallourec SA	42,600	4,193
		50,879
Marine - 0.1%
Alexander & Baldwin, Inc.	192,600	4,245
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	578,300	5,326
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	92,800	6,148
Con-way, Inc.	413,600	9,112
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	524,200	$ 22,955
Universal Truckload Services, Inc. (a)(e)	1,172,499	14,492
		52,707
TOTAL INDUSTRIALS		551,707
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.7%
Adtran, Inc.	854,600	12,947
Cisco Systems, Inc. (a)	5,314,900	79,564
Comverse Technology, Inc. (a)	1,739,200	10,992
Corning, Inc.	1,862,600	18,831
Juniper Networks, Inc. (a)	1,582,000	22,401
Motorola, Inc.	6,299,620	27,907
QUALCOMM, Inc.	346,400	11,968
		184,610
Computers & Peripherals - 1.5%
Apple, Inc. (a)	116,700	10,518
Hewlett-Packard Co.	1,384,000	48,094
International Business Machines Corp.	78,553	7,199
SanDisk Corp. (a)	487,701	5,574
Seagate Technology	1,701,300	6,448
		77,833
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	658,400	17,217
Arrow Electronics, Inc. (a)	640,400	12,212
Avnet, Inc. (a)	1,240,589	24,588
Bell Microproducts, Inc. (a)(e)	2,045,259	1,841
BYD Co. Ltd. (H Shares)	281,000	524
Cogent, Inc. (a)	144,300	1,680
Ingram Micro, Inc. Class A (a)	1,012,600	12,425
Itron, Inc. (a)(d)	221,400	14,457
Tyco Electronics Ltd.	604,372	8,558
		93,502
Internet Software & Services - 1.4%
Art Technology Group, Inc. (a)	1,457,100	2,492
Google, Inc. Class A (sub. vtg.) (a)	123,700	41,876
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	145,980	$ 5,160
VeriSign, Inc. (a)	1,006,400	19,434
		68,962
IT Services - 3.1%
Accenture Ltd. Class A	1,366,404	43,124
Affiliated Computer Services, Inc. Class A (a)	95,300	4,370
Alliance Data Systems Corp. (a)	124,552	5,180
Cognizant Technology Solutions Corp. Class A (a)	394,900	7,396
Fidelity National Information Services, Inc.	596,500	9,490
Lender Processing Services, Inc.	786,465	20,385
MasterCard, Inc. Class A	22,300	3,028
Perot Systems Corp. Class A (a)	759,800	9,870
Sapient Corp. (a)	1,642,741	6,998
The Western Union Co.	547,394	7,477
Unisys Corp. (a)	6,598,800	4,949
Visa, Inc.	634,300	31,303
WNS Holdings Ltd. sponsored ADR (a)	582,800	3,788
		157,358
Semiconductors & Semiconductor Equipment - 4.3%
Altera Corp.	338,700	5,209
Analog Devices, Inc.	502,700	10,044
Applied Materials, Inc.	2,179,000	20,417
Atmel Corp. (a)	14,971,594	50,005
Axcelis Technologies, Inc. (a)	3,912,100	1,115
Cymer, Inc. (a)	486,900	9,933
Fairchild Semiconductor International, Inc. (a)	981,800	4,467
International Rectifier Corp. (a)	709,200	9,659
Lam Research Corp. (a)	2,048,393	41,398
LTX-Credence Corp. (a)(e)	7,536,843	2,186
Maxim Integrated Products, Inc.	1,447,400	19,149
MEMC Electronic Materials, Inc. (a)	381,000	5,182
Microchip Technology, Inc.	113,700	2,157
Micron Technology, Inc. (a)	804,500	2,993
National Semiconductor Corp.	684,777	6,944
ON Semiconductor Corp. (a)	3,138,654	13,088
Semitool, Inc. (a)	1,012,400	2,804
Varian Semiconductor Equipment Associates, Inc. (a)	309,000	5,883
Xilinx, Inc.	277,800	4,681
		217,314
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
CA, Inc.	424,800	$ 7,642
McAfee, Inc. (a)	368,400	11,233
Misys PLC	3,050,400	5,152
Oracle Corp. (a)	1,894,700	31,888
Phoenix Technologies Ltd. (a)	100,532	259
Quest Software, Inc. (a)	1,269,100	15,826
Sourcefire, Inc. (a)	1,219,077	8,204
Symantec Corp. (a)	927,100	14,212
THQ, Inc. (a)	1,940,600	7,665
		102,081
TOTAL INFORMATION TECHNOLOGY		901,660
MATERIALS - 5.1%
Chemicals - 2.2%
Airgas, Inc.	179,500	6,338
Albemarle Corp.	357,400	7,952
Arkema sponsored ADR	263,977	3,709
Celanese Corp. Class A	1,152,500	12,274
Lubrizol Corp.	213,100	7,271
Monsanto Co.	379,300	28,850
Solutia, Inc. (a)	1,605,400	6,277
Spartech Corp.	1,103,200	3,497
Symrise AG	528,400	4,939
Terra Industries, Inc.	144,600	2,961
The Mosaic Co.	326,300	11,639
Valspar Corp.	426,300	7,396
W.R. Grace & Co. (a)	1,573,025	9,076
		112,179
Containers & Packaging - 0.9%
Greif, Inc. Class A	160,600	4,860
Owens-Illinois, Inc. (a)	217,176	4,126
Pactiv Corp. (a)	564,700	12,209
Rock-Tenn Co. Class A	307,100	9,572
Temple-Inland, Inc.	2,161,100	12,253
		43,020
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	42,800	2,287
Alamos Gold, Inc. (a)	1,637,000	10,523
ArcelorMittal SA (NY Shares) Class A	221,300	4,995
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	722,300	$ 8,306
Compass Minerals International, Inc.	8,100	487
Eldorado Gold Corp. (a)	1,742,100	13,643
Ivanhoe Mines Ltd. (a)	1,172,100	3,232
Lihir Gold Ltd. (a)	4,086,470	8,109
Newcrest Mining Ltd.	403,188	7,816
Newmont Mining Corp.	200,800	7,988
Red Back Mining, Inc. (a)(f)	66,300	426
Silver Wheaton Corp. (a)	461,700	3,021
Stillwater Mining Co. (a)(d)	590,400	2,450
Timminco Ltd. (a)	1,450,275	4,093
Titanium Metals Corp. (d)	476,900	3,362
United States Steel Corp.	110,700	3,324
Yamana Gold, Inc.	1,735,100	14,069
		98,131
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	253,000	2,861
TOTAL MATERIALS		256,191
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,543,246	37,995
Cincinnati Bell, Inc. (a)	3,035,400	4,219
Qwest Communications International, Inc.	9,645,371	31,058
Verizon Communications, Inc.	782,932	23,386
		96,658
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	2,189,000	5,319
Vivo Participacoes SA sponsored ADR	21,025	298
		5,617
TOTAL TELECOMMUNICATION SERVICES		102,275
UTILITIES - 3.5%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	598,200	19,884
E.ON AG	23,900	772
Entergy Corp.	199,500	15,234
Exelon Corp.	610,405	33,096
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	524,800	$ 26,235
PPL Corp.	66,600	2,042
Public Power Corp. of Greece	276,600	4,653
		101,916
Gas Utilities - 0.2%
Equitable Resources, Inc.	310,000	10,611
Questar Corp.	53,900	1,832
		12,443
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	852,400	6,742
NRG Energy, Inc. (a)	1,752,500	40,938
Reliant Energy, Inc. (a)	1,495,600	7,613
		55,293
Multi-Utilities - 0.2%
CMS Energy Corp.	234,100	2,751
NorthWestern Energy Corp.	20,100	487
RWE AG	65,200	5,081
		8,319
Water Utilities - 0.0%
Southwest Water Co.	80,362	360
TOTAL UTILITIES		178,331
TOTAL COMMON STOCKS (Cost $7,112,408)		4,916,507
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.1%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. 6.75%	48,000	2,116
SandRidge Energy, Inc. 8.50% (a)(f)	80,500	7,964
		10,080
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	155,200	2,857
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - 0.4%
East West Bancorp, Inc. Series A, 8.00%	3,127	$ 1,929
Fifth Third Bancorp 8.50%	79,200	2,773
Huntington Bancshares, Inc. 8.50%	7,400	3,244
KeyCorp Series A, 7.75%	40,200	2,603
UCBH Holdings, Inc. Series B, 8.50%	3,800	2,091
Wells Fargo & Co. 7.50%	9,600	6,115
		18,755
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	592,100	11,309
TOTAL FINANCIALS		32,921
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	10,000	7,401
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	135,700	6,351
TOTAL CONVERTIBLE PREFERRED STOCKS		56,753
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,130,500	3,260
TOTAL PREFERRED STOCKS (Cost $98,028)		60,013
Investment Companies - 0.2%

Ares Capital Corp. (Cost $32,167)	2,550,900	12,015
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 7,720	$ 3,269
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	15,273	5,082
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	12,270	10,951
TOTAL CONVERTIBLE BONDS		19,302
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	6,570	8,436
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	3,317
TOTAL NONCONVERTIBLE BONDS		11,753
TOTAL CORPORATE BONDS (Cost $43,231)		31,055
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	37,129,838	$ 37,130
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	79,469,810	79,470
TOTAL MONEY MARKET FUNDS (Cost $116,600)		116,600
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $7,402,434)		5,136,190
NET OTHER ASSETS - (1.7)%		(87,204)
NET ASSETS - 100%		$ 5,048,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,635,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,478
Fidelity Securities Lending Cash Central Fund	826
Total	$ 2,304
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ -	$ 3,861	$ -	$ -	$ 1,841
DUSA Pharmaceuticals, Inc.	-	1,872	50	-	1,585
Great Lakes Dredge & Dock Corp.	-	31,981	1,383	77	13,996
LTX-Credence Corp.	-	14,429	-	-	2,186
Tween Brands, Inc.	-	24,152	-	-	5,685
Universal Truckload Services, Inc.	-	28,875	1,578	-	14,492
Total	$ -	$ 105,170	$ 3,011	$ 77	$ 39,785
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,136,190	$ 4,978,089	$ 133,981	$ 24,120
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,090)
Cost of Purchases	28,210
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 24,120

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Bermuda	3.6%
Canada	1.6%
Others (individually less than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,009) - See accompanying schedule: Unaffiliated issuers (cost $7,185,258)	$ 4,979,805
Fidelity Central Funds (cost $116,600)	116,600
Other affiliated issuers (cost $100,576)	39,785
Total Investments (cost $7,402,434)		$ 5,136,190
Receivable for investments sold		69,677
Receivable for fund shares sold		5,386
Dividends receivable		6,063
Interest receivable		921
Distributions receivable from Fidelity Central Funds		115
Prepaid expenses		68
Other receivables		181
Total assets		5,218,601

Liabilities
Payable to custodian bank	$ 595
Payable for investments purchased	62,292
Payable for fund shares redeemed	16,816
Accrued management fee	456
Other affiliated payables	1,382
Other payables and accrued expenses	8,604
Collateral on securities loaned, at value	79,470
Total liabilities		169,615

Net Assets		$ 5,048,986
Net Assets consist of:
Paid in capital		$ 8,699,220
Accumulated net investment loss		(59,615)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,316,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,274,544)
Net Assets		$ 5,048,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Dividend Growth: Net Asset Value, offering price and redemption price per share ($4,921,377 ÷ 338,184 shares)	$ 14.55

Class K: Net Asset Value, offering price and redemption price per share ($127,609 ÷ 8,773 shares)	$ 14.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $77 earned from other affiliated issuers)		$ 10,944
Interest		1,738
Income from Fidelity Central Funds (including $826 from security lending)		2,304
Total income		14,986

Expenses
Management fee Basic fee	$ 19,007
Performance adjustment	(11,967)
Transfer agent fees	8,906
Accounting and security lending fees	590
Custodian fees and expenses	153
Independent trustees' compensation	20
Registration fees	37
Audit	46
Legal	35
Interest	1
Miscellaneous	577
Total expenses before reductions	17,405
Expense reductions	(133)	17,272
Net investment income (loss)		(2,286)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,270,268)
Other affiliated issuers	(1,583)
Foreign currency transactions	(248)
Total net realized gain (loss)		(1,272,099)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,142,929)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(2,142,926)
Net gain (loss)		(3,415,025)
Net increase (decrease) in net assets resulting from operations		$ (3,417,311)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,286)	$ 193,226
Net realized gain (loss)	(1,272,099)	719,192
Change in net unrealized appreciation (depreciation)	(2,142,926)	(2,925,394)
Net increase (decrease) in net assets resulting from operations	(3,417,311)	(2,012,976)
Distributions to shareholders from net investment income	(132,869)	(220,835)
Distributions to shareholders from net realized gain	(361,308)	(1,096,481)
Total distributions	(494,177)	(1,317,316)
Share transactions - net increase (decrease)	(541,668)	(3,432,228)
Total increase (decrease) in net assets	(4,453,156)	(6,762,520)

Net Assets
Beginning of period	9,502,142	16,264,662
End of period (including accumulated net investment loss of $59,615 and undistributed net investment income of $96,848, respectively)	$ 5,048,986	$ 9,502,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58	$ 24.76
Income from Investment Operations
Net investment income (loss) D	(.01)	.43	.52 G	.35	.45 H	.20
Net realized and unrealized gain (loss)	(9.46)	(5.08)	3.98	.99	2.21	1.84
Total from investment operations	(9.47)	(4.65)	4.50	1.34	2.66	2.04
Distributions from net investment income	(.37)	(.45)	(.45)	(.31)	(.39)	(.22)
Distributions from net realized gain	(1.01)	(2.23)	(.82)	(.38)	-	-
Total distributions	(1.38)	(2.68)	(1.27)	(.69)	(.39)	(.22)
Net asset value, end of period	$ 14.55	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58
Total Return B, C	(39.16)%	(15.45)%	15.62%	4.73%	10.08%	8.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.52% A	.64%	.61%	.60%	.68%	.90%
Expenses net of fee waivers, if any	.52% A	.64%	.61%	.60%	.68%	.90%
Expenses net of all reductions	.51% A	.63%	.60%	.59%	.66%	.89%
Net investment income (loss)	(.07)% A	1.47%	1.62% G	1.21%	1.64% H	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 4,921	$ 9,502	$ 16,265	$ 15,523	$ 17,399	$ 18,387
Portfolio turnover rate F	249% A	52%	36%	30%	26%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	(9.46)	(2.41)
Total from investment operations	(9.45)	(2.31)
Distributions from net investment income	(.41)	-
Distributions from net realized gain	(1.01)	-
Total distributions	(1.41) I	-
Net asset value, end of period	$ 14.55	$ 25.41
Total Return B, C	(39.07)%	(8.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.30% A	.47% A
Expenses net of fee waivers, if any	.30% A	.47% A
Expenses net of all reductions	.30% A	.47% A
Net investment income (loss)	.14% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,609	$ 92
Portfolio turnover rate F	249% A	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the fund began offering conversion privileges between Dividend Growth and Class K to eligible shareholders of Dividend Growth. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 202,546
Unrealized depreciation	(2,561,763)
Net unrealized appreciation (depreciation)	$ (2,359,217)
Cost for federal income tax purposes	$ 7,495,407

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $8,506,657 and $9,083,006, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Dividend Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .21% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	8,887.27
Class K	19.05
	$ 8,906

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,764.96%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Dividend Growth's operating expenses. During the period, this reimbursement reduced the class' expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Dividend Growth	$ 35

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Dividend Growth	$ 131,615	$ 220,835
Class K	1,254	-
Total	$ 132,869	$ 220,835
From net realized gain
Dividend Growth	$ 361,271	$ 1,096,481
Class K	37	-
Total	$ 361,308	$ 1,096,481

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Dividend Growth
Shares sold	35,534	49,077	$ 614,921	$ 1,434,899
Conversion to Class K	(8,685)	-	$ (163,400)	$ -
Reinvestment of distributions	21,265	41,883	478,641	1,277,084
Shares redeemed	(84,044)	(213,761)	(1,637,030)	(6,144,311)
Net increase (decrease)	(35,930)	(122,801)	$ (706,868)	$ (3,432,328)
Class K
Shares sold	776	4	$ 12,985	$ 100
Conversion from Dividend Growth	8,685	-	$ 163,400	$ -
Reinvestment of distributions	86	-	1,291	-
Shares redeemed	(778)	-	(12,476)	-
Net increase (decrease)	8,769	4	$ 165,200	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

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Washington

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Seattle, WA

Washington, DC

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Washington, DC

Wisconsin

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Brookfield, WI

Semiannual Report

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Cincinnati, OH 45277-0035

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Covington, KY 41015

General Correspondence

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

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(U.K.) Inc.

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New York, NY

DGF-USAN-0309
1.789283.106

Fidelity®
Dividend Growth
Fund -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Dividend Growth	.52%
Actual		$ 1,000.00	$ 608.40	$ 2.11
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65
Class K	.30%
Actual		$ 1,000.00	$ 609.30	$ 1.22
Hypothetical A		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.8	0.0
Wyeth	1.7	2.8
JPMorgan Chase & Co.	1.6	0.0
Wells Fargo & Co.	1.6	0.0
Cisco Systems, Inc.	1.6	3.4
Petrohawk Energy Corp.	1.4	0.0
Bank of New York Mellon Corp.	1.0	0.5
Pfizer, Inc.	1.0	1.4
Amgen, Inc.	1.0	0.9
Atmel Corp.	1.0	0.0
	13.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	20.0
Financials	15.3	16.0
Health Care	13.5	19.8
Energy	12.4	9.7
Consumer Discretionary	11.3	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks and Investment Companies 97.7%		Stocks 95.2%
	Bonds 0.2%		Bonds 0.2%
	Convertible Securities 1.5%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	11.2%	** Foreign investments	6.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.5%
BorgWarner, Inc.	233,800	$ 3,947
Federal-Mogul Corp. Class A (a)	538,688	3,103
Johnson Controls, Inc.	733,800	9,180
The Goodyear Tire & Rubber Co. (a)	1,050,900	6,484
		22,714
Automobiles - 0.1%
Renault SA	116,100	2,253
Thor Industries, Inc.	52,300	553
Winnebago Industries, Inc.	210,439	1,164
		3,970
Distributors - 0.1%
LKQ Corp. (a)	548,400	6,334
Diversified Consumer Services - 1.3%
H&R Block, Inc.	958,210	19,864
Hillenbrand, Inc.	1,103,200	20,398
Navitas Ltd.	1,210,428	1,683
Princeton Review, Inc. (a)	604,132	2,966
Service Corp. International	1,072,000	4,878
Stewart Enterprises, Inc. Class A (d)	3,705,332	12,672
		62,461
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	843,500	9,253
Darden Restaurants, Inc.	314,900	8,257
DineEquity, Inc.	491,600	4,346
Las Vegas Sands Corp. unit (a)	282,100	24,120
McCormick & Schmick's Seafood Restaurants (a)	355,862	1,256
McDonald's Corp.	166,500	9,660
Sonic Corp. (a)	614,900	5,989
Starwood Hotels & Resorts Worldwide, Inc.	689,300	10,422
Vail Resorts, Inc. (a)(d)	89,263	2,082
WMS Industries, Inc. (a)	44,200	982
		76,367
Household Durables - 1.0%
Black & Decker Corp.	203,100	5,872
Centex Corp.	281,600	2,396
Jarden Corp. (a)	95,100	992
La-Z-Boy, Inc.	413,000	401
Meritage Homes Corp. (a)	241,400	2,660
Mohawk Industries, Inc. (a)	148,600	4,772
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	639,800	$ 5,170
Pulte Homes, Inc.	860,500	8,734
Snap-On, Inc.	157,700	4,759
Stanley Furniture Co., Inc.	221,660	1,740
The Stanley Works	177,300	5,542
Whirlpool Corp.	242,300	8,100
		51,138
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	333,400	1,510
Hasbro, Inc.	361,500	8,723
		10,233
Media - 3.2%
Ascent Media Corp. (a)	454,700	11,859
CC Media Holdings, Inc. Class A (a)	1,200,000	2,160
Comcast Corp. Class A (special) (non-vtg.) (d)	3,067,300	42,574
Discovery Communications, Inc. (a)	112,500	1,631
DISH Network Corp. Class A (a)	1,100,800	14,134
Informa PLC	1,046,500	3,637
Lamar Advertising Co. Class A (a)(d)	280,600	2,528
Liberty Media Corp. - Entertainment Class A (a)	1,006,968	18,478
Live Nation, Inc. (a)	1,442,400	7,544
Scripps Networks Interactive, Inc. Class A	186,195	3,998
The DIRECTV Group, Inc. (a)	445,700	9,761
The Walt Disney Co.	579,767	11,990
Time Warner, Inc.	3,446,000	32,151
		162,445
Multiline Retail - 0.3%
Target Corp.	509,264	15,889
Tuesday Morning Corp. (a)	798,200	942
		16,831
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	585,000	19,147
Asbury Automotive Group, Inc.	249,400	893
AutoNation, Inc. (a)	60,300	560
Collective Brands, Inc. (a)	582,529	6,216
Dick's Sporting Goods, Inc. (a)	96,395	1,061
Group 1 Automotive, Inc.	94,000	937
Home Depot, Inc.	647,668	13,944
Lowe's Companies, Inc.	1,857,500	33,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators, Inc. (a)(d)	522,797	$ 4,637
MarineMax, Inc. (a)	43,000	76
OfficeMax, Inc.	610,400	3,363
Pacific Sunwear of California, Inc. (a)	161,000	201
Ross Stores, Inc.	112,000	3,295
Sally Beauty Holdings, Inc. (a)	1,380,600	6,530
Sherwin-Williams Co.	162,530	7,761
Sonic Automotive, Inc. Class A (sub. vtg.)	631,500	1,282
Staples, Inc.	1,090,682	17,385
The Men's Wearhouse, Inc.	959,000	11,172
Tween Brands, Inc. (a)(e)	2,113,500	5,685
Urban Outfitters, Inc. (a)	100,300	1,563
		139,645
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	41,700	1,448
American Apparel, Inc. (a)	1,789,500	3,633
		5,081
TOTAL CONSUMER DISCRETIONARY		557,219
CONSUMER STAPLES - 7.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	981,860	25,028
Carlsberg AS Series B	158,100	5,266
Fomento Economico Mexicano SAB de CV sponsored ADR	108,600	3,057
PepsiCo, Inc.	98,400	4,943
The Coca-Cola Co.	228,800	9,774
		48,068
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,373,300	36,914
Kroger Co.	582,400	13,104
Rite Aid Corp. (a)	1,263,044	354
Safeway, Inc.	73,100	1,567
Winn-Dixie Stores, Inc. (a)	1,812,300	24,901
		76,840
Food Products - 2.3%
Cermaq ASA	1,122,100	4,276
Corn Products International, Inc.	543,600	12,584
Global Bio-Chem Technology Group Co. Ltd.	49,932,000	7,196
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Leroy Seafood Group ASA	1,000,900	$ 6,559
Marine Harvest ASA (a)(d)	67,032,000	14,513
Nestle SA (Reg.)	300,804	10,420
Ralcorp Holdings, Inc. (a)	292,700	17,334
Smithfield Foods, Inc. (a)(d)	924,500	10,974
The J.M. Smucker Co.	111,424	5,031
Tyson Foods, Inc. Class A	2,843,900	25,169
		114,056
Household Products - 1.6%
Central Garden & Pet Co. (a)	951,500	5,747
Clorox Co.	202,400	10,150
Energizer Holdings, Inc. (a)	209,587	9,983
Kimberly-Clark Corp.	338,400	17,417
Procter & Gamble Co.	673,306	36,695
		79,992
Personal Products - 0.2%
Avon Products, Inc.	284,200	5,812
Estee Lauder Companies, Inc. Class A	92,200	2,420
		8,232
Tobacco - 0.7%
Imperial Tobacco Group PLC	301,800	8,282
Philip Morris International, Inc.	779,800	28,970
		37,252
TOTAL CONSUMER STAPLES		364,440
ENERGY - 12.2%
Energy Equipment & Services - 4.7%
BJ Services Co.	151,700	1,669
Exterran Holdings, Inc. (a)(d)	465,300	10,311
Global Industries Ltd. (a)	3,266,302	11,269
Halliburton Co.	816,600	14,086
Helix Energy Solutions Group, Inc. (a)	524,800	2,703
Hercules Offshore, Inc. (a)	696,200	2,590
Nabors Industries Ltd. (a)	585,582	6,412
National Oilwell Varco, Inc. (a)	3,496,900	92,463
Parker Drilling Co. (a)	628,400	1,332
Pride International, Inc. (a)	475,927	7,672
Rowan Companies, Inc.	436,275	5,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	907,400	$ 20,598
Superior Energy Services, Inc. (a)	364,400	5,677
Tidewater, Inc.	455,300	18,945
Transocean Ltd. (a)	80,300	4,386
Weatherford International Ltd. (a)	2,627,700	28,984
		234,620
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	262,100	3,981
Boardwalk Pipeline Partners, LP	602,875	12,841
Cabot Oil & Gas Corp.	78,500	2,158
Chesapeake Energy Corp.	2,215,400	35,025
Comstock Resources, Inc. (a)	166,900	6,364
Concho Resources, Inc. (a)	190,165	4,796
Denbury Resources, Inc. (a)	844,190	10,333
El Paso Corp.	666,300	5,450
Energy Transfer Equity LP	565,800	10,456
EXCO Resources, Inc. (a)	2,149,000	21,791
Foundation Coal Holdings, Inc.	378,500	6,139
Frontier Oil Corp.	580,400	8,288
GMX Resources, Inc. (a)(d)	98,203	2,226
Goodrich Petroleum Corp. (a)(d)	428,722	12,390
Hess Corp.	504,800	28,072
James River Coal Co. (a)	60,200	816
McMoRan Exploration Co. (a)	233,697	1,563
Nexen, Inc.	714,900	10,416
OPTI Canada, Inc. (a)	4,825,100	6,298
Peabody Energy Corp.	184,000	4,600
Penn Virginia Corp.	363,700	7,492
Petrohawk Energy Corp. (a)	3,452,438	68,048
Plains Exploration & Production Co. (a)	870,968	18,395
Quicksilver Resources, Inc. (a)	2,031,900	14,081
Range Resources Corp.	301,600	10,809
Southwestern Energy Co. (a)	778,037	24,625
Suncor Energy, Inc.	262,300	5,031
Sunoco, Inc.	377,398	17,481
Talisman Energy, Inc.	578,900	5,483
Uranium One, Inc. (a)	522,800	789
Valero Energy Corp.	263,705	6,361
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Walter Industries, Inc.	32,300	$ 596
Williams Companies, Inc.	373,500	5,285
		378,479
TOTAL ENERGY		613,099
FINANCIALS - 14.5%
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)(d)	94,528	3,799
Ameriprise Financial, Inc.	180,700	3,641
Bank of New York Mellon Corp.	2,049,407	52,752
Bank Sarasin & Co. Ltd. Series B (Reg.)	214,500	5,169
Cohen & Steers, Inc.	261,100	2,820
EFG International	222,610	2,706
Fortress Investment Group LLC (d)	1,528,500	2,293
Franklin Resources, Inc.	285,500	13,824
Goldman Sachs Group, Inc.	483,398	39,025
Janus Capital Group, Inc.	40,200	211
Morgan Stanley	1,406,544	28,454
Partners Group Holding	12,066	804
State Street Corp.	386,968	9,005
T. Rowe Price Group, Inc.	126,700	3,494
The Blackstone Group LP	444,000	2,002
		169,999
Commercial Banks - 2.8%
Associated Banc-Corp.	78,400	1,227
Mitsubishi UFJ Financial Group, Inc.	3,455,300	19,169
PNC Financial Services Group, Inc.	632,067	20,555
Regions Financial Corp. (d)	503,300	1,741
Sumitomo Mitsui Financial Group, Inc.	268,200	10,630
TCF Financial Corp.	140,500	1,741
UCBH Holdings, Inc.	552,700	1,288
UniCredit SpA	401,600	711
Wells Fargo & Co.	4,220,841	79,774
Wintrust Financial Corp.	352,250	4,710
		141,546
Consumer Finance - 0.7%
Capital One Financial Corp.	360,400	5,709
Discover Financial Services	760,113	5,435
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Promise Co. Ltd. (d)	884,900	$ 16,242
SLM Corp. (a)	566,400	6,485
		33,871
Diversified Financial Services - 3.8%
Bank of America Corp.	5,151,842	33,899
CIT Group, Inc. (d)	1,477,900	4,123
Citigroup, Inc.	4,809,605	17,074
CME Group, Inc.	71,800	12,487
IntercontinentalExchange, Inc. (a)(d)	143,900	8,192
JPMorgan Chase & Co.	3,192,600	81,443
PICO Holdings, Inc. (a)	1,495,700	38,021
		195,239
Insurance - 2.4%
ACE Ltd.	238,700	10,422
AFLAC, Inc.	20,100	467
Assurant, Inc.	304,971	8,051
Everest Re Group Ltd.	153,800	9,689
Genworth Financial, Inc. Class A (non-vtg.)	873,844	2,027
Hartford Financial Services Group, Inc.	323,120	4,252
Loews Corp.	280,100	6,834
Maiden Holdings Ltd. (f)	866,542	3,943
MBIA, Inc. (d)	1,443,200	5,571
MetLife, Inc.	597,776	17,174
Montpelier Re Holdings Ltd.	577,400	8,164
PartnerRe Ltd.	234,200	15,347
Platinum Underwriters Holdings Ltd.	184,700	5,137
Principal Financial Group, Inc.	120,500	1,999
Prudential Financial, Inc.	123,500	3,180
Reinsurance Group of America, Inc.	193,761	6,904
The Travelers Companies, Inc.	259,500	10,027
W.R. Berkley Corp.	13,400	355
XL Capital Ltd. Class A	315,400	915
		120,458
Real Estate Investment Trusts - 0.9%
CapitalSource, Inc.	4,449,245	16,195
CBL & Associates Properties, Inc.	120,400	490
Developers Diversified Realty Corp.	247,500	1,188
General Growth Properties, Inc. (d)	1,665,406	1,083
Highwoods Properties, Inc. (SBI)	119,998	2,707
Home Properties, Inc.	26,300	944
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI) (d)	183,300	$ 812
ProLogis Trust	733,500	7,342
Senior Housing Properties Trust (SBI)	152,000	2,459
SL Green Realty Corp.	163,000	2,561
UDR, Inc.	146,000	1,713
Vornado Realty Trust	133,600	6,788
		44,282
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	4,464,600	16,073
Forestar Group, Inc. (a)	124,500	1,388
Jones Lang LaSalle, Inc.	243,300	5,744
		23,205
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	391,176	4,804
TOTAL FINANCIALS		733,404
HEALTH CARE - 13.0%
Biotechnology - 4.0%
Amgen, Inc. (a)	929,700	50,994
Biogen Idec, Inc. (a)	270,700	13,170
Cephalon, Inc. (a)(d)	534,600	41,260
DUSA Pharmaceuticals, Inc. (a)(e)	1,402,453	1,585
Genentech, Inc. (a)	204,764	16,635
Genzyme Corp. (a)	96,300	6,637
Gilead Sciences, Inc. (a)	390,213	19,811
Theravance, Inc. (a)	1,985,445	26,168
United Therapeutics Corp. (a)	24,100	1,638
Vertex Pharmaceuticals, Inc. (a)	745,929	24,653
		202,551
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)(d)	523,900	5,606
Boston Scientific Corp. (a)	986,300	8,748
Covidien Ltd.	779,600	29,890
Integra LifeSciences Holdings Corp. (a)	395,600	10,974
Inverness Medical Innovations, Inc. (a)	233,400	5,711
Kinetic Concepts, Inc. (a)	244,500	5,892
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	132,200	$ 4,427
Sonova Holding AG	228,611	11,037
		82,285
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	44,178	1,821
athenahealth, Inc. (a)	12,000	433
Brookdale Senior Living, Inc.	1,279,900	8,703
Coventry Health Care, Inc. (a)	283,100	4,283
Emeritus Corp. (a)	64,300	532
Express Scripts, Inc. (a)	201,200	10,817
Health Net, Inc. (a)	272,900	3,993
HealthSouth Corp. (a)(d)	692,400	6,882
McKesson Corp.	236,300	10,444
Medco Health Solutions, Inc. (a)	458,300	20,591
MEDNAX, Inc. (a)	238,500	8,006
Patterson Companies, Inc. (a)	162,100	2,981
Tenet Healthcare Corp. (a)	717,200	767
Triple-S Management Corp. (a)	209,702	3,018
UnitedHealth Group, Inc.	957,100	27,115
Universal American Financial Corp. (a)	82,250	812
Universal Health Services, Inc. Class B	359,300	13,600
VCA Antech, Inc. (a)	40,200	757
WellPoint, Inc. (a)	399,700	16,568
		142,123
Health Care Technology - 0.1%
IMS Health, Inc.	245,300	3,562
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	451,600	1,820
Thermo Fisher Scientific, Inc. (a)	195,000	7,006
		8,826
Pharmaceuticals - 4.3%
Allergan, Inc.	253,200	9,652
Merck & Co., Inc.	917,105	26,183
Pfizer, Inc.	3,520,725	51,332
Schering-Plough Corp.	1,601,830	28,128
Shire PLC sponsored ADR	64,200	2,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,500	6,321
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	2,040,760	$ 87,691
XenoPort, Inc. (a)	257,400	6,723
		218,834
TOTAL HEALTH CARE		658,181
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
Finmeccanica SpA	542,708	8,526
Honeywell International, Inc.	779,100	25,562
Lockheed Martin Corp.	192,200	15,768
Northrop Grumman Corp.	277,300	13,344
Orbital Sciences Corp. (a)	585,200	9,814
Raytheon Co.	506,900	25,659
United Technologies Corp.	782,600	37,557
		136,230
Air Freight & Logistics - 0.2%
FedEx Corp.	217,600	11,085
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,321,300	5,417
Alaska Air Group, Inc. (a)	157,200	4,144
Delta Air Lines, Inc. (a)	4,586,675	31,648
		41,209
Building Products - 0.3%
Masco Corp.	1,291,200	10,097
Owens Corning (a)	479,725	6,400
		16,497
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	1,321,188	2,537
Avery Dennison Corp.	173,400	4,201
Cintas Corp.	294,600	6,702
Consolidated Graphics, Inc. (a)	104,500	1,683
EnergySolutions, Inc.	897,400	4,029
GeoEye, Inc. (a)	741,061	12,783
R.R. Donnelley & Sons Co.	699,300	6,818
Republic Services, Inc.	457,795	11,839
Waste Management, Inc.	319,600	9,968
		60,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	443,700	$ 4,996
Great Lakes Dredge & Dock Corp. (e)	4,190,361	13,996
MasTec, Inc. (a)	40,200	427
MYR Group, Inc. (a)	357,600	5,149
Shaw Group, Inc. (a)(d)	365,400	10,158
URS Corp. (a)	908,600	30,938
		65,664
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	1,607,973	43,271
First Solar, Inc. (a)	28,100	4,013
JA Solar Holdings Co. Ltd. ADR (a)(d)	711,800	1,893
Renewable Energy Corp. AS (a)(d)	761,600	7,684
Saft Groupe SA	343,500	8,435
Thomas & Betts Corp. (a)	24,081	515
		65,811
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	1,794,450	18,608
Rheinmetall AG	34,800	1,109
Siemens AG sponsored ADR (d)	314,700	17,642
Textron, Inc.	457,900	4,135
		41,494
Machinery - 1.0%
Cummins, Inc.	381,200	9,141
Danaher Corp.	215,700	12,064
Eaton Corp.	129,800	5,714
Ingersoll-Rand Co. Ltd. Class A	280,000	4,539
Navistar International Corp. (a)	501,400	15,228
Vallourec SA	42,600	4,193
		50,879
Marine - 0.1%
Alexander & Baldwin, Inc.	192,600	4,245
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	578,300	5,326
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	92,800	6,148
Con-way, Inc.	413,600	9,112
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	524,200	$ 22,955
Universal Truckload Services, Inc. (a)(e)	1,172,499	14,492
		52,707
TOTAL INDUSTRIALS		551,707
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.7%
Adtran, Inc.	854,600	12,947
Cisco Systems, Inc. (a)	5,314,900	79,564
Comverse Technology, Inc. (a)	1,739,200	10,992
Corning, Inc.	1,862,600	18,831
Juniper Networks, Inc. (a)	1,582,000	22,401
Motorola, Inc.	6,299,620	27,907
QUALCOMM, Inc.	346,400	11,968
		184,610
Computers & Peripherals - 1.5%
Apple, Inc. (a)	116,700	10,518
Hewlett-Packard Co.	1,384,000	48,094
International Business Machines Corp.	78,553	7,199
SanDisk Corp. (a)	487,701	5,574
Seagate Technology	1,701,300	6,448
		77,833
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	658,400	17,217
Arrow Electronics, Inc. (a)	640,400	12,212
Avnet, Inc. (a)	1,240,589	24,588
Bell Microproducts, Inc. (a)(e)	2,045,259	1,841
BYD Co. Ltd. (H Shares)	281,000	524
Cogent, Inc. (a)	144,300	1,680
Ingram Micro, Inc. Class A (a)	1,012,600	12,425
Itron, Inc. (a)(d)	221,400	14,457
Tyco Electronics Ltd.	604,372	8,558
		93,502
Internet Software & Services - 1.4%
Art Technology Group, Inc. (a)	1,457,100	2,492
Google, Inc. Class A (sub. vtg.) (a)	123,700	41,876
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	145,980	$ 5,160
VeriSign, Inc. (a)	1,006,400	19,434
		68,962
IT Services - 3.1%
Accenture Ltd. Class A	1,366,404	43,124
Affiliated Computer Services, Inc. Class A (a)	95,300	4,370
Alliance Data Systems Corp. (a)	124,552	5,180
Cognizant Technology Solutions Corp. Class A (a)	394,900	7,396
Fidelity National Information Services, Inc.	596,500	9,490
Lender Processing Services, Inc.	786,465	20,385
MasterCard, Inc. Class A	22,300	3,028
Perot Systems Corp. Class A (a)	759,800	9,870
Sapient Corp. (a)	1,642,741	6,998
The Western Union Co.	547,394	7,477
Unisys Corp. (a)	6,598,800	4,949
Visa, Inc.	634,300	31,303
WNS Holdings Ltd. sponsored ADR (a)	582,800	3,788
		157,358
Semiconductors & Semiconductor Equipment - 4.3%
Altera Corp.	338,700	5,209
Analog Devices, Inc.	502,700	10,044
Applied Materials, Inc.	2,179,000	20,417
Atmel Corp. (a)	14,971,594	50,005
Axcelis Technologies, Inc. (a)	3,912,100	1,115
Cymer, Inc. (a)	486,900	9,933
Fairchild Semiconductor International, Inc. (a)	981,800	4,467
International Rectifier Corp. (a)	709,200	9,659
Lam Research Corp. (a)	2,048,393	41,398
LTX-Credence Corp. (a)(e)	7,536,843	2,186
Maxim Integrated Products, Inc.	1,447,400	19,149
MEMC Electronic Materials, Inc. (a)	381,000	5,182
Microchip Technology, Inc.	113,700	2,157
Micron Technology, Inc. (a)	804,500	2,993
National Semiconductor Corp.	684,777	6,944
ON Semiconductor Corp. (a)	3,138,654	13,088
Semitool, Inc. (a)	1,012,400	2,804
Varian Semiconductor Equipment Associates, Inc. (a)	309,000	5,883
Xilinx, Inc.	277,800	4,681
		217,314
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
CA, Inc.	424,800	$ 7,642
McAfee, Inc. (a)	368,400	11,233
Misys PLC	3,050,400	5,152
Oracle Corp. (a)	1,894,700	31,888
Phoenix Technologies Ltd. (a)	100,532	259
Quest Software, Inc. (a)	1,269,100	15,826
Sourcefire, Inc. (a)	1,219,077	8,204
Symantec Corp. (a)	927,100	14,212
THQ, Inc. (a)	1,940,600	7,665
		102,081
TOTAL INFORMATION TECHNOLOGY		901,660
MATERIALS - 5.1%
Chemicals - 2.2%
Airgas, Inc.	179,500	6,338
Albemarle Corp.	357,400	7,952
Arkema sponsored ADR	263,977	3,709
Celanese Corp. Class A	1,152,500	12,274
Lubrizol Corp.	213,100	7,271
Monsanto Co.	379,300	28,850
Solutia, Inc. (a)	1,605,400	6,277
Spartech Corp.	1,103,200	3,497
Symrise AG	528,400	4,939
Terra Industries, Inc.	144,600	2,961
The Mosaic Co.	326,300	11,639
Valspar Corp.	426,300	7,396
W.R. Grace & Co. (a)	1,573,025	9,076
		112,179
Containers & Packaging - 0.9%
Greif, Inc. Class A	160,600	4,860
Owens-Illinois, Inc. (a)	217,176	4,126
Pactiv Corp. (a)	564,700	12,209
Rock-Tenn Co. Class A	307,100	9,572
Temple-Inland, Inc.	2,161,100	12,253
		43,020
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	42,800	2,287
Alamos Gold, Inc. (a)	1,637,000	10,523
ArcelorMittal SA (NY Shares) Class A	221,300	4,995
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	722,300	$ 8,306
Compass Minerals International, Inc.	8,100	487
Eldorado Gold Corp. (a)	1,742,100	13,643
Ivanhoe Mines Ltd. (a)	1,172,100	3,232
Lihir Gold Ltd. (a)	4,086,470	8,109
Newcrest Mining Ltd.	403,188	7,816
Newmont Mining Corp.	200,800	7,988
Red Back Mining, Inc. (a)(f)	66,300	426
Silver Wheaton Corp. (a)	461,700	3,021
Stillwater Mining Co. (a)(d)	590,400	2,450
Timminco Ltd. (a)	1,450,275	4,093
Titanium Metals Corp. (d)	476,900	3,362
United States Steel Corp.	110,700	3,324
Yamana Gold, Inc.	1,735,100	14,069
		98,131
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	253,000	2,861
TOTAL MATERIALS		256,191
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,543,246	37,995
Cincinnati Bell, Inc. (a)	3,035,400	4,219
Qwest Communications International, Inc.	9,645,371	31,058
Verizon Communications, Inc.	782,932	23,386
		96,658
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	2,189,000	5,319
Vivo Participacoes SA sponsored ADR	21,025	298
		5,617
TOTAL TELECOMMUNICATION SERVICES		102,275
UTILITIES - 3.5%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	598,200	19,884
E.ON AG	23,900	772
Entergy Corp.	199,500	15,234
Exelon Corp.	610,405	33,096
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	524,800	$ 26,235
PPL Corp.	66,600	2,042
Public Power Corp. of Greece	276,600	4,653
		101,916
Gas Utilities - 0.2%
Equitable Resources, Inc.	310,000	10,611
Questar Corp.	53,900	1,832
		12,443
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	852,400	6,742
NRG Energy, Inc. (a)	1,752,500	40,938
Reliant Energy, Inc. (a)	1,495,600	7,613
		55,293
Multi-Utilities - 0.2%
CMS Energy Corp.	234,100	2,751
NorthWestern Energy Corp.	20,100	487
RWE AG	65,200	5,081
		8,319
Water Utilities - 0.0%
Southwest Water Co.	80,362	360
TOTAL UTILITIES		178,331
TOTAL COMMON STOCKS (Cost $7,112,408)		4,916,507
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.1%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. 6.75%	48,000	2,116
SandRidge Energy, Inc. 8.50% (a)(f)	80,500	7,964
		10,080
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	155,200	2,857
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - 0.4%
East West Bancorp, Inc. Series A, 8.00%	3,127	$ 1,929
Fifth Third Bancorp 8.50%	79,200	2,773
Huntington Bancshares, Inc. 8.50%	7,400	3,244
KeyCorp Series A, 7.75%	40,200	2,603
UCBH Holdings, Inc. Series B, 8.50%	3,800	2,091
Wells Fargo & Co. 7.50%	9,600	6,115
		18,755
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	592,100	11,309
TOTAL FINANCIALS		32,921
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	10,000	7,401
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	135,700	6,351
TOTAL CONVERTIBLE PREFERRED STOCKS		56,753
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,130,500	3,260
TOTAL PREFERRED STOCKS (Cost $98,028)		60,013
Investment Companies - 0.2%

Ares Capital Corp. (Cost $32,167)	2,550,900	12,015
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 7,720	$ 3,269
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	15,273	5,082
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	12,270	10,951
TOTAL CONVERTIBLE BONDS		19,302
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	6,570	8,436
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	3,317
TOTAL NONCONVERTIBLE BONDS		11,753
TOTAL CORPORATE BONDS (Cost $43,231)		31,055
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	37,129,838	$ 37,130
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	79,469,810	79,470
TOTAL MONEY MARKET FUNDS (Cost $116,600)		116,600
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $7,402,434)		5,136,190
NET OTHER ASSETS - (1.7)%		(87,204)
NET ASSETS - 100%		$ 5,048,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,635,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,478
Fidelity Securities Lending Cash Central Fund	826
Total	$ 2,304
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ -	$ 3,861	$ -	$ -	$ 1,841
DUSA Pharmaceuticals, Inc.	-	1,872	50	-	1,585
Great Lakes Dredge & Dock Corp.	-	31,981	1,383	77	13,996
LTX-Credence Corp.	-	14,429	-	-	2,186
Tween Brands, Inc.	-	24,152	-	-	5,685
Universal Truckload Services, Inc.	-	28,875	1,578	-	14,492
Total	$ -	$ 105,170	$ 3,011	$ 77	$ 39,785
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,136,190	$ 4,978,089	$ 133,981	$ 24,120
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,090)
Cost of Purchases	28,210
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 24,120

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Bermuda	3.6%
Canada	1.6%
Others (individually less than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,009) - See accompanying schedule: Unaffiliated issuers (cost $7,185,258)	$ 4,979,805
Fidelity Central Funds (cost $116,600)	116,600
Other affiliated issuers (cost $100,576)	39,785
Total Investments (cost $7,402,434)		$ 5,136,190
Receivable for investments sold		69,677
Receivable for fund shares sold		5,386
Dividends receivable		6,063
Interest receivable		921
Distributions receivable from Fidelity Central Funds		115
Prepaid expenses		68
Other receivables		181
Total assets		5,218,601

Liabilities
Payable to custodian bank	$ 595
Payable for investments purchased	62,292
Payable for fund shares redeemed	16,816
Accrued management fee	456
Other affiliated payables	1,382
Other payables and accrued expenses	8,604
Collateral on securities loaned, at value	79,470
Total liabilities		169,615

Net Assets		$ 5,048,986
Net Assets consist of:
Paid in capital		$ 8,699,220
Accumulated net investment loss		(59,615)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,316,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,274,544)
Net Assets		$ 5,048,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Dividend Growth: Net Asset Value, offering price and redemption price per share ($4,921,377 ÷ 338,184 shares)	$ 14.55

Class K: Net Asset Value, offering price and redemption price per share ($127,609 ÷ 8,773 shares)	$ 14.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $77 earned from other affiliated issuers)		$ 10,944
Interest		1,738
Income from Fidelity Central Funds (including $826 from security lending)		2,304
Total income		14,986

Expenses
Management fee Basic fee	$ 19,007
Performance adjustment	(11,967)
Transfer agent fees	8,906
Accounting and security lending fees	590
Custodian fees and expenses	153
Independent trustees' compensation	20
Registration fees	37
Audit	46
Legal	35
Interest	1
Miscellaneous	577
Total expenses before reductions	17,405
Expense reductions	(133)	17,272
Net investment income (loss)		(2,286)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,270,268)
Other affiliated issuers	(1,583)
Foreign currency transactions	(248)
Total net realized gain (loss)		(1,272,099)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,142,929)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(2,142,926)
Net gain (loss)		(3,415,025)
Net increase (decrease) in net assets resulting from operations		$ (3,417,311)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,286)	$ 193,226
Net realized gain (loss)	(1,272,099)	719,192
Change in net unrealized appreciation (depreciation)	(2,142,926)	(2,925,394)
Net increase (decrease) in net assets resulting from operations	(3,417,311)	(2,012,976)
Distributions to shareholders from net investment income	(132,869)	(220,835)
Distributions to shareholders from net realized gain	(361,308)	(1,096,481)
Total distributions	(494,177)	(1,317,316)
Share transactions - net increase (decrease)	(541,668)	(3,432,228)
Total increase (decrease) in net assets	(4,453,156)	(6,762,520)

Net Assets
Beginning of period	9,502,142	16,264,662
End of period (including accumulated net investment loss of $59,615 and undistributed net investment income of $96,848, respectively)	$ 5,048,986	$ 9,502,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58	$ 24.76
Income from Investment Operations
Net investment income (loss) D	(.01)	.43	.52 G	.35	.45 H	.20
Net realized and unrealized gain (loss)	(9.46)	(5.08)	3.98	.99	2.21	1.84
Total from investment operations	(9.47)	(4.65)	4.50	1.34	2.66	2.04
Distributions from net investment income	(.37)	(.45)	(.45)	(.31)	(.39)	(.22)
Distributions from net realized gain	(1.01)	(2.23)	(.82)	(.38)	-	-
Total distributions	(1.38)	(2.68)	(1.27)	(.69)	(.39)	(.22)
Net asset value, end of period	$ 14.55	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58
Total Return B, C	(39.16)%	(15.45)%	15.62%	4.73%	10.08%	8.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.52% A	.64%	.61%	.60%	.68%	.90%
Expenses net of fee waivers, if any	.52% A	.64%	.61%	.60%	.68%	.90%
Expenses net of all reductions	.51% A	.63%	.60%	.59%	.66%	.89%
Net investment income (loss)	(.07)% A	1.47%	1.62% G	1.21%	1.64% H	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 4,921	$ 9,502	$ 16,265	$ 15,523	$ 17,399	$ 18,387
Portfolio turnover rate F	249% A	52%	36%	30%	26%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	(9.46)	(2.41)
Total from investment operations	(9.45)	(2.31)
Distributions from net investment income	(.41)	-
Distributions from net realized gain	(1.01)	-
Total distributions	(1.41) I	-
Net asset value, end of period	$ 14.55	$ 25.41
Total Return B, C	(39.07)%	(8.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.30% A	.47% A
Expenses net of fee waivers, if any	.30% A	.47% A
Expenses net of all reductions	.30% A	.47% A
Net investment income (loss)	.14% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,609	$ 92
Portfolio turnover rate F	249% A	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the fund began offering conversion privileges between Dividend Growth and Class K to eligible shareholders of Dividend Growth. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 202,546
Unrealized depreciation	(2,561,763)
Net unrealized appreciation (depreciation)	$ (2,359,217)
Cost for federal income tax purposes	$ 7,495,407

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $8,506,657 and $9,083,006, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Dividend Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .21% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	8,887.27
Class K	19.05
	$ 8,906

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,764.96%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Dividend Growth's operating expenses. During the period, this reimbursement reduced the class' expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Dividend Growth	$ 35

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Dividend Growth	$ 131,615	$ 220,835
Class K	1,254	-
Total	$ 132,869	$ 220,835
From net realized gain
Dividend Growth	$ 361,271	$ 1,096,481
Class K	37	-
Total	$ 361,308	$ 1,096,481

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Dividend Growth
Shares sold	35,534	49,077	$ 614,921	$ 1,434,899
Conversion to Class K	(8,685)	-	$ (163,400)	$ -
Reinvestment of distributions	21,265	41,883	478,641	1,277,084
Shares redeemed	(84,044)	(213,761)	(1,637,030)	(6,144,311)
Net increase (decrease)	(35,930)	(122,801)	$ (706,868)	$ (3,432,328)
Class K
Shares sold	776	4	$ 12,985	$ 100
Conversion from Dividend Growth	8,685	-	$ 163,400	$ -
Reinvestment of distributions	86	-	1,291	-
Shares redeemed	(778)	-	(12,476)	-
Net increase (decrease)	8,769	4	$ 165,200	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

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Buying shares

Fidelity Investments
P.O. Box 770001
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Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

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Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

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Fidelity Distributors Corporation

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Fidelity Service Company, Inc.

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Citibank, N.A.,
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DGF-K-USAN-0309
1.863067.100

Fidelity®
Growth & Income
Portfolio

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.fidelity.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	AnnualizedExpense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Growth and Income	.75%
Actual		$ 1,000.00	$ 538.00	$ 2.91
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class K	.54%
Actual		$ 1,000.00	$ 538.40	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	0.0
JPMorgan Chase & Co.	2.8	1.0
Wal-Mart Stores, Inc.	2.4	0.0
Hewlett-Packard Co.	2.4	2.6
Wells Fargo & Co.	2.1	0.7
Google, Inc. Class A (sub. vtg.)	2.0	2.3
Apple, Inc.	1.9	0.0
ACE Ltd.	1.9	1.1
Cognizant Technology Solutions Corp. Class A	1.7	1.6
Corning, Inc.	1.5	1.3
	21.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	17.7
Health Care	18.4	11.9
Financials	17.4	29.7
Consumer Discretionary	9.2	10.6
Energy	8.9	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 96.3%		Stocks 99.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	15.9%	** Foreign investments	23.0%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Johnson Controls, Inc.	250,000	$ 3,128
The Goodyear Tire & Rubber Co. (a)	1,000,000	6,170
		9,298
Automobiles - 0.3%
Ford Motor Co. (a)(d)	3,000,000	5,610
Toyota Motor Corp. sponsored ADR	150,000	9,527
		15,137
Distributors - 0.5%
Li & Fung Ltd.	14,000,000	27,850
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	1,100,000	24,475
Carnival Corp. unit	450,000	8,186
Darden Restaurants, Inc.	450,000	11,799
Las Vegas Sands Corp. warrants 11/16/13 (a)	400,000	17,280
		61,740
Household Durables - 3.1%
Centex Corp.	3,310,124	28,169
KB Home (d)	3,800,000	40,546
Ryland Group, Inc. (d)(e)	2,500,000	39,000
Toll Brothers, Inc. (a)	3,542,792	60,298
Whirlpool Corp.	150,000	5,015
		173,028
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	250,000	14,705
Media - 1.2%
Comcast Corp. Class A	1,900,000	27,835
Focus Media Holding Ltd. ADR (a)(d)	400,000	2,952
Lamar Advertising Co. Class A (a)	250,000	2,253
The DIRECTV Group, Inc. (a)	700,000	15,330
Time Warner, Inc.	2,000,000	18,660
		67,030
Specialty Retail - 1.9%
Best Buy Co., Inc.	530,000	14,851
Sherwin-Williams Co.	235,000	11,221
Staples, Inc.	4,248,700	67,724
TJX Companies, Inc.	700,000	13,594
		107,390
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	450,000	$ 6,570
Hanesbrands, Inc. (a)	184,410	1,658
Ports Design Ltd.	9,698,000	9,808
		18,036
TOTAL CONSUMER DISCRETIONARY		494,214
CONSUMER STAPLES - 6.6%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	350,000	14,095
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	1,817,900	48,865
Wal-Mart Stores, Inc.	2,900,000	136,648
		185,513
Food Products - 1.1%
Kraft Foods, Inc. Class A	650,000	18,233
Nestle SA (Reg.)	1,200,000	41,569
		59,802
Household Products - 1.4%
Colgate-Palmolive Co.	400,000	26,016
Procter & Gamble Co.	900,000	49,050
		75,066
Tobacco - 0.5%
Philip Morris International, Inc.	800,000	29,720
TOTAL CONSUMER STAPLES		364,196
ENERGY - 8.9%
Energy Equipment & Services - 1.7%
BJ Services Co.	1,100,000	12,100
Cameron International Corp. (a)	1,100,000	25,476
Nabors Industries Ltd. (a)	1,250,000	13,688
Schlumberger Ltd. (NY Shares)	760,000	31,016
Smith International, Inc.	550,000	12,485
		94,765
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	450,000	33,750
Chesapeake Energy Corp.	1,575,000	24,901
EOG Resources, Inc.	655,000	44,389
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	2,200,000	$ 168,236
Hess Corp.	635,000	35,312
Plains Exploration & Production Co. (a)	525,000	11,088
Range Resources Corp.	550,000	19,712
Southwestern Energy Co. (a)	700,000	22,155
Ultra Petroleum Corp. (a)	700,000	25,081
Williams Companies, Inc.	950,000	13,443
		398,067
TOTAL ENERGY		492,832
FINANCIALS - 17.4%
Capital Markets - 3.3%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	10,245
Bank of New York Mellon Corp.	500,000	12,870
Charles Schwab Corp.	1,600,000	21,744
Goldman Sachs Group, Inc.	200,000	16,146
Morgan Stanley	3,100,000	62,713
State Street Corp.	2,440,000	56,779
		180,497
Commercial Banks - 2.2%
U.S. Bancorp, Delaware	500,000	7,420
Wells Fargo & Co.	6,094,600	115,188
		122,608
Consumer Finance - 0.2%
American Express Co.	450,000	7,529
Capital One Financial Corp. (d)	400,000	6,336
		13,865
Diversified Financial Services - 3.8%
Bank of America Corp.	6,995,600	46,031
Citigroup, Inc.	2,100,000	7,455
JPMorgan Chase & Co.	6,100,000	155,611
		209,097
Insurance - 7.5%
ACE Ltd.	2,425,000	105,876
AFLAC, Inc.	225,000	5,222
AMBAC Financial Group, Inc.	3,000,000	3,420
Arch Capital Group Ltd. (a)	310,000	18,647
Assured Guaranty Ltd.	3,250,000	24,798
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,000,000	$ 63,000
Hartford Financial Services Group, Inc.	1,200,000	15,792
MBIA, Inc. (d)	925,000	3,571
MetLife, Inc.	1,550,000	44,532
PartnerRe Ltd.	600,000	39,318
Prudential Financial, Inc.	650,000	16,738
RenaissanceRe Holdings Ltd.	1,618,000	72,308
W.R. Berkley Corp.	174,200	4,613
		417,835
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	4,600,000	16,560
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,950,000	6,279
TOTAL FINANCIALS		966,741
HEALTH CARE - 18.4%
Biotechnology - 5.6%
Amgen, Inc. (a)	800,000	43,880
Amylin Pharmaceuticals, Inc. (a)	2,100,000	24,276
Biogen Idec, Inc. (a)	297,800	14,488
Celgene Corp. (a)	600,000	31,770
Cephalon, Inc. (a)	250,000	19,295
Genentech, Inc. (a)	640,000	51,994
Genzyme Corp. (a)	320,000	22,054
Gilead Sciences, Inc. (a)	890,000	45,185
MannKind Corp. (a)(d)	2,934,088	10,416
Myriad Genetics, Inc. (a)	240,000	17,897
OSI Pharmaceuticals, Inc. (a)	280,000	9,968
Vertex Pharmaceuticals, Inc. (a)	585,000	19,334
		310,557
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	1,000,000	58,650
C.R. Bard, Inc.	175,000	14,975
Covidien Ltd.	1,000,000	38,340
St. Jude Medical, Inc. (a)	575,000	20,913
Wright Medical Group, Inc. (a)	205,000	4,252
		137,130
Health Care Providers & Services - 3.6%
Henry Schein, Inc. (a)	950,000	35,559
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	1,633,487	$ 73,393
UnitedHealth Group, Inc.	1,850,000	52,411
Universal Health Services, Inc. Class B	370,000	14,005
WellPoint, Inc. (a)	550,000	22,798
		198,166
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	700,000	19,152
Pharmaceuticals - 6.4%
Abbott Laboratories	1,000,000	55,440
Allergan, Inc.	250,000	9,530
Bristol-Myers Squibb Co.	980,000	20,982
Elan Corp. PLC sponsored ADR (a)	1,400,000	10,122
Johnson & Johnson	1,100,000	63,459
Merck & Co., Inc.	1,400,000	39,970
Pfizer, Inc.	5,398,600	78,712
Schering-Plough Corp.	1,300,000	22,828
Wyeth	1,350,000	58,010
		359,053
TOTAL HEALTH CARE		1,024,058
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,650,000	54,137
Lockheed Martin Corp.	250,000	20,510
Precision Castparts Corp.	150,000	9,743
United Technologies Corp.	750,000	35,993
		120,383
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	260,000	11,955
FedEx Corp.	450,000	22,923
		34,878
Airlines - 0.4%
UAL Corp.	2,200,000	20,768
Building Products - 0.3%
Masco Corp.	2,000,000	15,640
Electrical Equipment - 1.8%
Evergreen Solar, Inc. (a)(d)(e)	10,000,000	22,100
First Solar, Inc. (a)	175,000	24,990
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells SE (a)(d)	923,300	$ 22,696
Renewable Energy Corp. AS (a)(d)	2,000,000	20,178
Sunpower Corp. Class B (a)	125,000	3,303
Vestas Wind Systems AS (a)	125,000	6,106
		99,373
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	1,000,000	10,370
Machinery - 1.2%
Danaher Corp.	250,000	13,983
Eaton Corp.	700,000	30,814
Ingersoll-Rand Co. Ltd. Class A	400,000	6,484
Navistar International Corp. (a)	525,000	15,944
		67,225
Professional Services - 0.5%
Robert Half International, Inc. (d)	1,850,000	31,358
Road & Rail - 0.6%
Landstar System, Inc.	250,000	8,968
Union Pacific Corp.	520,000	22,771
		31,739
TOTAL INDUSTRIALS		431,734
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	4,850,000	72,605
Corning, Inc.	8,200,000	82,902
Juniper Networks, Inc. (a)	1,043,000	14,769
Motorola, Inc.	2,100,000	9,303
QUALCOMM, Inc.	500,000	17,275
Research In Motion Ltd. (a)	240,000	13,296
		210,150
Computers & Peripherals - 5.1%
Apple, Inc. (a)	1,175,000	105,903
Hewlett-Packard Co.	3,750,000	130,313
International Business Machines Corp.	500,000	45,825
		282,041
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,300,000	44,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
eBay, Inc. (a)	425,000	$ 5,109
Google, Inc. Class A (sub. vtg.) (a)	320,000	108,330
Move, Inc. (a)	1,046,000	1,768
Yahoo!, Inc. (a)	1,090,000	12,786
		127,993
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	5,200,000	97,396
Visa, Inc.	870,000	42,935
		140,331
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	7,820,300	73,276
ARM Holdings PLC	15,000,000	19,951
ASML Holding NV (NY Shares)	3,800,000	62,852
Intel Corp.	1,500,000	19,350
KLA-Tencor Corp.	500,000	10,020
MediaTek, Inc.	2,040,000	14,616
MEMC Electronic Materials, Inc. (a)	2,900,000	39,440
Micron Technology, Inc. (a)	1,290,000	4,799
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000,000	55,018
		299,322
Software - 2.7%
Adobe Systems, Inc. (a)	200,000	3,862
Autonomy Corp. PLC (a)	1,300,000	20,617
Microsoft Corp.	3,000,000	51,300
Oracle Corp. (a)	3,825,000	64,375
Quest Software, Inc. (a)	600,000	7,482
		147,636
TOTAL INFORMATION TECHNOLOGY		1,251,811
MATERIALS - 2.2%
Chemicals - 1.4%
Airgas, Inc.	260,000	9,181
E.I. du Pont de Nemours & Co.	700,000	16,072
Monsanto Co.	700,000	53,242
		78,495
Metals & Mining - 0.8%
AMG Advanced Metallurgical Group NV (a)(d)	202,094	1,705
Barrick Gold Corp.	650,000	24,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	295,000	$ 12,033
Timminco Ltd. (a)(d)	2,243,200	6,332
		44,535
TOTAL MATERIALS		123,030
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	1,250,000	37,338
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	600,000	18,204
TOTAL TELECOMMUNICATION SERVICES		55,542
UTILITIES - 2.2%
Electric Utilities - 2.2%
Entergy Corp.	395,100	30,170
Exelon Corp.	1,450,000	78,619
FirstEnergy Corp.	300,000	14,997
		123,786
TOTAL COMMON STOCKS (Cost $6,969,006)		5,327,944
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. Series A 10.00% (Cost $20,206)	400,000	16,920
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	209,640,919	$ 209,641
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	111,839,934	111,840
TOTAL MONEY MARKET FUNDS (Cost $321,481)		321,481
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,310,693)		5,666,345
NET OTHER ASSETS - (2.1)%		(116,094)
NET ASSETS - 100%		$ 5,550,251
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,245,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	3,687
Total	$ 3,888
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates(Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end ofperiod
AMBAC Financial Group, Inc.	$ 52,920	$ 8,577	$ 45,737	$ 360	$ -
Assured Guaranty Ltd.	68,760	5,545	27,748	558	-
Evergreen Solar, Inc.	84,060	3,942	-	-	22,100
Ryland Group, Inc.	51,475	-	-	375	39,000
Total	$ 257,215	$ 18,064	$ 73,485	$ 1,293	$ 61,100
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,666,345	$ 5,480,515	$ 151,630	$ 34,200
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,800)
Cost of Purchases	40,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,200

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.1%
Bermuda	4.8%
Switzerland	2.7%
Taiwan	2.1%
Canada	1.3%
Netherlands	1.1%
United Kingdom	1.0%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $69,150,000 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $105,062) - See accompanying schedule: Unaffiliated issuers (cost $6,795,977)	$ 5,283,764
Fidelity Central Funds (cost $321,481)	321,481
Other affiliated issuers (cost $193,235)	61,100
Total Investments (cost $7,310,693)		$ 5,666,345
Receivable for investments sold		892,041
Receivable for fund shares sold		5,032
Dividends receivable		6,114
Distributions receivable from Fidelity Central Funds		404
Prepaid expenses		86
Other receivables		3,603
Total assets		6,573,625

Liabilities
Payable for investments purchased	$ 900,049
Payable for fund shares redeemed	6,914
Accrued management fee	2,346
Other affiliated payables	1,661
Other payables and accrued expenses	564
Collateral on securities loaned, at value	111,840
Total liabilities		1,023,374

Net Assets		$ 5,550,251
Net Assets consist of:
Paid in capital		$ 13,143,368
Distributions in excess of net investment income		(369)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,948,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,644,309)
Net Assets		$ 5,550,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Growth and Income: Net Asset Value, offering price and redemption price per share ($5,275,987 ÷ 452,559 shares)	$ 11.66

Class K: Net Asset Value, offering price and redemption price per share ($274,264 ÷ 23,535 shares)	$ 11.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $1,293 earned from other affiliated issuers)		$ 76,770
Interest		7
Income from Fidelity Central Funds		3,888
Total income		80,665

Expenses
Management fee	$ 19,569
Transfer agent fees	10,873
Accounting and security lending fees	675
Custodian fees and expenses	278
Independent trustees' compensation	26
Depreciation in deferred trustee compensation account	(7)
Registration fees	33
Audit	67
Legal	56
Interest	62
Miscellaneous	87
Total expenses before reductions	31,719
Expense reductions	(151)	31,568
Net investment income (loss)		49,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,412,000)
Other affiliated issuers	(358,212)
Foreign currency transactions	(660)
Total net realized gain (loss)		(5,770,872)
Change in net unrealized appreciation (depreciation) on: Investment securities	337,210
Assets and liabilities in foreign currencies	111
Total change in net unrealized appreciation (depreciation)		337,321
Net gain (loss)		(5,433,551)
Net increase (decrease) in net assets resulting from operations		$ (5,384,454)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year endedJuly 31,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,097	$ 229,303
Net realized gain (loss)	(5,770,872)	734,862
Change in net unrealized appreciation (depreciation)	337,321	(4,659,604)
Net increase (decrease) in net assets resulting from operations	(5,384,454)	(3,695,439)
Distributions to shareholders from net investment income	(66,781)	(214,589)
Distributions to shareholders from net realized gain	(16,566)	(2,632,786)
Total distributions	(83,347)	(2,847,375)
Share transactions - net increase (decrease)	(1,533,732)	(3,598,621)
Total increase (decrease) in net assets	(7,001,533)	(10,141,435)
Net Assets
Beginning of period	12,551,784	22,693,219
End of period (including distributions in excess of net investment income of $369 and undistributed net investment income of $17,315, respectively)	$ 5,550,251	$ 12,551,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

Six months endedJanuary 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46	$ 32.84
Income from Investment Operations
Net investment income (loss) D	.09	.35	.27	.34	.60 G	.40
Net realized and unrealized gain (loss)	(10.15)	(6.25)	3.84	.18	3.31	2.63
Total from investment operations	(10.06)	(5.90)	4.11	.52	3.91	3.03
Distributions from net investment income	(.13)	(.33)	(.27)	(.38)	(.61)	(.41)
Distributions from net realized gain	(.03)	(3.81)	(6.08)	(4.40)	(.34)	-
Total distributions	(.16)	(4.14)	(6.35)	(4.78)	(.95)	(.41)
Net asset value, end of period	$ 11.66	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46
Total Return B, C	(46.20)%	(20.91)%	14.28%	1.22%	11.15%	9.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.68%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.75% A	.68%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.75% A	.67%	.67%	.65%	.68%	.69%
Net investment income (loss)	1.16% A	1.29%	.84%	.94%	1.63% G	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 5,276	$ 12,552	$ 22,693	$ 28,861	$ 31,789	$ 29,776
Portfolio turnover rate F	123% A	52%	52%	120%	31%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	(10.14)	(3.45)
Total from investment operations	(10.05)	(3.36)
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.03)	-
Total distributions	(.18)	(.10)
Net asset value, end of period	$ 11.65	$ 21.88
Total Return B, C	(46.16)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.55% A
Expenses net of fee waivers, if any	.54% A	.55% A
Expenses net of all reductions	.54% A	.55% A
Net investment income (loss)	1.37% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,264	$ 87
Portfolio turnover rate F	123% A	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Growth & Income and Class K to eligible shareholders of Growth & Income. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 186,375,527
Unrealized depreciation	(1,878,596,548)
Net unrealized appreciation (depreciation)	$ (1,692,221,021)
Cost for federal income tax purposes	$ 7,358,566,355

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,370,025,064 and $7,076,895,228, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 10,839,018.26
Class K	34,358.05
	$ 10,873,376

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $205,010 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,650,208	1.87%	$ 56,920

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,210 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,686,505.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $22,257,600. The weighted average interest rate was 1.54%. The interest expense amounted to $4,752 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth & Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $2,965.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104,750 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,894. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Growth and Income	$ 38,678

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008 A
From net investment income
Growth and Income	$ 65,599,706	$ 214,588,903
Class K	1,181,359	406
Total	$ 66,781,065	$ 214,589,309
From net realized gain
Growth and Income	$ 16,536,474	$ 2,632,785,503
Class K	29,248	-
Total	$ 16,565,722	$ 2,632,785,503

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Growth and Income
Shares sold	19,263,530	47,943,646	$ 301,044,472	$ 1,282,795,975
Conversion to Class K	(22,848,511)	-	(345,465,740)	-
Reinvestment of distributions	4,852,295	99,265,243	79,630,881	2,778,444,196
Shares redeemed	(122,398,855)	(284,542,625)	(1,924,223,572)	(7,659,963,140)
Net increase (decrease)	(121,131,541)	(137,333,736)	$ (1,889,013,959)	$ (3,598,722,969)
Class K
Shares sold	1,759,345	3,946	$ 24,983,952	$ 100,000
Conversion from Growth and Income	22,856,711	-	345,465,740	-
Reinvestment of distributions	80,703	20	1,210,607	406
Shares redeemed	(1,166,084)	-	(16,375,436)	-
Net increase (decrease)	23,530,675	3,966	$ 355,284,863	$ 100,406

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-USAN-0309
1.789285.106

Fidelity®
Growth & Income
Portfolio -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.fidelity.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	AnnualizedExpense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Growth and Income	.75%
Actual		$ 1,000.00	$ 538.00	$ 2.91
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class K	.54%
Actual		$ 1,000.00	$ 538.40	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	0.0
JPMorgan Chase & Co.	2.8	1.0
Wal-Mart Stores, Inc.	2.4	0.0
Hewlett-Packard Co.	2.4	2.6
Wells Fargo & Co.	2.1	0.7
Google, Inc. Class A (sub. vtg.)	2.0	2.3
Apple, Inc.	1.9	0.0
ACE Ltd.	1.9	1.1
Cognizant Technology Solutions Corp. Class A	1.7	1.6
Corning, Inc.	1.5	1.3
	21.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	17.7
Health Care	18.4	11.9
Financials	17.4	29.7
Consumer Discretionary	9.2	10.6
Energy	8.9	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 96.3%		Stocks 99.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	15.9%	** Foreign investments	23.0%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Johnson Controls, Inc.	250,000	$ 3,128
The Goodyear Tire & Rubber Co. (a)	1,000,000	6,170
		9,298
Automobiles - 0.3%
Ford Motor Co. (a)(d)	3,000,000	5,610
Toyota Motor Corp. sponsored ADR	150,000	9,527
		15,137
Distributors - 0.5%
Li & Fung Ltd.	14,000,000	27,850
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	1,100,000	24,475
Carnival Corp. unit	450,000	8,186
Darden Restaurants, Inc.	450,000	11,799
Las Vegas Sands Corp. warrants 11/16/13 (a)	400,000	17,280
		61,740
Household Durables - 3.1%
Centex Corp.	3,310,124	28,169
KB Home (d)	3,800,000	40,546
Ryland Group, Inc. (d)(e)	2,500,000	39,000
Toll Brothers, Inc. (a)	3,542,792	60,298
Whirlpool Corp.	150,000	5,015
		173,028
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	250,000	14,705
Media - 1.2%
Comcast Corp. Class A	1,900,000	27,835
Focus Media Holding Ltd. ADR (a)(d)	400,000	2,952
Lamar Advertising Co. Class A (a)	250,000	2,253
The DIRECTV Group, Inc. (a)	700,000	15,330
Time Warner, Inc.	2,000,000	18,660
		67,030
Specialty Retail - 1.9%
Best Buy Co., Inc.	530,000	14,851
Sherwin-Williams Co.	235,000	11,221
Staples, Inc.	4,248,700	67,724
TJX Companies, Inc.	700,000	13,594
		107,390
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	450,000	$ 6,570
Hanesbrands, Inc. (a)	184,410	1,658
Ports Design Ltd.	9,698,000	9,808
		18,036
TOTAL CONSUMER DISCRETIONARY		494,214
CONSUMER STAPLES - 6.6%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	350,000	14,095
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	1,817,900	48,865
Wal-Mart Stores, Inc.	2,900,000	136,648
		185,513
Food Products - 1.1%
Kraft Foods, Inc. Class A	650,000	18,233
Nestle SA (Reg.)	1,200,000	41,569
		59,802
Household Products - 1.4%
Colgate-Palmolive Co.	400,000	26,016
Procter & Gamble Co.	900,000	49,050
		75,066
Tobacco - 0.5%
Philip Morris International, Inc.	800,000	29,720
TOTAL CONSUMER STAPLES		364,196
ENERGY - 8.9%
Energy Equipment & Services - 1.7%
BJ Services Co.	1,100,000	12,100
Cameron International Corp. (a)	1,100,000	25,476
Nabors Industries Ltd. (a)	1,250,000	13,688
Schlumberger Ltd. (NY Shares)	760,000	31,016
Smith International, Inc.	550,000	12,485
		94,765
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	450,000	33,750
Chesapeake Energy Corp.	1,575,000	24,901
EOG Resources, Inc.	655,000	44,389
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	2,200,000	$ 168,236
Hess Corp.	635,000	35,312
Plains Exploration & Production Co. (a)	525,000	11,088
Range Resources Corp.	550,000	19,712
Southwestern Energy Co. (a)	700,000	22,155
Ultra Petroleum Corp. (a)	700,000	25,081
Williams Companies, Inc.	950,000	13,443
		398,067
TOTAL ENERGY		492,832
FINANCIALS - 17.4%
Capital Markets - 3.3%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	10,245
Bank of New York Mellon Corp.	500,000	12,870
Charles Schwab Corp.	1,600,000	21,744
Goldman Sachs Group, Inc.	200,000	16,146
Morgan Stanley	3,100,000	62,713
State Street Corp.	2,440,000	56,779
		180,497
Commercial Banks - 2.2%
U.S. Bancorp, Delaware	500,000	7,420
Wells Fargo & Co.	6,094,600	115,188
		122,608
Consumer Finance - 0.2%
American Express Co.	450,000	7,529
Capital One Financial Corp. (d)	400,000	6,336
		13,865
Diversified Financial Services - 3.8%
Bank of America Corp.	6,995,600	46,031
Citigroup, Inc.	2,100,000	7,455
JPMorgan Chase & Co.	6,100,000	155,611
		209,097
Insurance - 7.5%
ACE Ltd.	2,425,000	105,876
AFLAC, Inc.	225,000	5,222
AMBAC Financial Group, Inc.	3,000,000	3,420
Arch Capital Group Ltd. (a)	310,000	18,647
Assured Guaranty Ltd.	3,250,000	24,798
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,000,000	$ 63,000
Hartford Financial Services Group, Inc.	1,200,000	15,792
MBIA, Inc. (d)	925,000	3,571
MetLife, Inc.	1,550,000	44,532
PartnerRe Ltd.	600,000	39,318
Prudential Financial, Inc.	650,000	16,738
RenaissanceRe Holdings Ltd.	1,618,000	72,308
W.R. Berkley Corp.	174,200	4,613
		417,835
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	4,600,000	16,560
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,950,000	6,279
TOTAL FINANCIALS		966,741
HEALTH CARE - 18.4%
Biotechnology - 5.6%
Amgen, Inc. (a)	800,000	43,880
Amylin Pharmaceuticals, Inc. (a)	2,100,000	24,276
Biogen Idec, Inc. (a)	297,800	14,488
Celgene Corp. (a)	600,000	31,770
Cephalon, Inc. (a)	250,000	19,295
Genentech, Inc. (a)	640,000	51,994
Genzyme Corp. (a)	320,000	22,054
Gilead Sciences, Inc. (a)	890,000	45,185
MannKind Corp. (a)(d)	2,934,088	10,416
Myriad Genetics, Inc. (a)	240,000	17,897
OSI Pharmaceuticals, Inc. (a)	280,000	9,968
Vertex Pharmaceuticals, Inc. (a)	585,000	19,334
		310,557
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	1,000,000	58,650
C.R. Bard, Inc.	175,000	14,975
Covidien Ltd.	1,000,000	38,340
St. Jude Medical, Inc. (a)	575,000	20,913
Wright Medical Group, Inc. (a)	205,000	4,252
		137,130
Health Care Providers & Services - 3.6%
Henry Schein, Inc. (a)	950,000	35,559
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	1,633,487	$ 73,393
UnitedHealth Group, Inc.	1,850,000	52,411
Universal Health Services, Inc. Class B	370,000	14,005
WellPoint, Inc. (a)	550,000	22,798
		198,166
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	700,000	19,152
Pharmaceuticals - 6.4%
Abbott Laboratories	1,000,000	55,440
Allergan, Inc.	250,000	9,530
Bristol-Myers Squibb Co.	980,000	20,982
Elan Corp. PLC sponsored ADR (a)	1,400,000	10,122
Johnson & Johnson	1,100,000	63,459
Merck & Co., Inc.	1,400,000	39,970
Pfizer, Inc.	5,398,600	78,712
Schering-Plough Corp.	1,300,000	22,828
Wyeth	1,350,000	58,010
		359,053
TOTAL HEALTH CARE		1,024,058
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,650,000	54,137
Lockheed Martin Corp.	250,000	20,510
Precision Castparts Corp.	150,000	9,743
United Technologies Corp.	750,000	35,993
		120,383
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	260,000	11,955
FedEx Corp.	450,000	22,923
		34,878
Airlines - 0.4%
UAL Corp.	2,200,000	20,768
Building Products - 0.3%
Masco Corp.	2,000,000	15,640
Electrical Equipment - 1.8%
Evergreen Solar, Inc. (a)(d)(e)	10,000,000	22,100
First Solar, Inc. (a)	175,000	24,990
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells SE (a)(d)	923,300	$ 22,696
Renewable Energy Corp. AS (a)(d)	2,000,000	20,178
Sunpower Corp. Class B (a)	125,000	3,303
Vestas Wind Systems AS (a)	125,000	6,106
		99,373
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	1,000,000	10,370
Machinery - 1.2%
Danaher Corp.	250,000	13,983
Eaton Corp.	700,000	30,814
Ingersoll-Rand Co. Ltd. Class A	400,000	6,484
Navistar International Corp. (a)	525,000	15,944
		67,225
Professional Services - 0.5%
Robert Half International, Inc. (d)	1,850,000	31,358
Road & Rail - 0.6%
Landstar System, Inc.	250,000	8,968
Union Pacific Corp.	520,000	22,771
		31,739
TOTAL INDUSTRIALS		431,734
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	4,850,000	72,605
Corning, Inc.	8,200,000	82,902
Juniper Networks, Inc. (a)	1,043,000	14,769
Motorola, Inc.	2,100,000	9,303
QUALCOMM, Inc.	500,000	17,275
Research In Motion Ltd. (a)	240,000	13,296
		210,150
Computers & Peripherals - 5.1%
Apple, Inc. (a)	1,175,000	105,903
Hewlett-Packard Co.	3,750,000	130,313
International Business Machines Corp.	500,000	45,825
		282,041
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,300,000	44,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
eBay, Inc. (a)	425,000	$ 5,109
Google, Inc. Class A (sub. vtg.) (a)	320,000	108,330
Move, Inc. (a)	1,046,000	1,768
Yahoo!, Inc. (a)	1,090,000	12,786
		127,993
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	5,200,000	97,396
Visa, Inc.	870,000	42,935
		140,331
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	7,820,300	73,276
ARM Holdings PLC	15,000,000	19,951
ASML Holding NV (NY Shares)	3,800,000	62,852
Intel Corp.	1,500,000	19,350
KLA-Tencor Corp.	500,000	10,020
MediaTek, Inc.	2,040,000	14,616
MEMC Electronic Materials, Inc. (a)	2,900,000	39,440
Micron Technology, Inc. (a)	1,290,000	4,799
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000,000	55,018
		299,322
Software - 2.7%
Adobe Systems, Inc. (a)	200,000	3,862
Autonomy Corp. PLC (a)	1,300,000	20,617
Microsoft Corp.	3,000,000	51,300
Oracle Corp. (a)	3,825,000	64,375
Quest Software, Inc. (a)	600,000	7,482
		147,636
TOTAL INFORMATION TECHNOLOGY		1,251,811
MATERIALS - 2.2%
Chemicals - 1.4%
Airgas, Inc.	260,000	9,181
E.I. du Pont de Nemours & Co.	700,000	16,072
Monsanto Co.	700,000	53,242
		78,495
Metals & Mining - 0.8%
AMG Advanced Metallurgical Group NV (a)(d)	202,094	1,705
Barrick Gold Corp.	650,000	24,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	295,000	$ 12,033
Timminco Ltd. (a)(d)	2,243,200	6,332
		44,535
TOTAL MATERIALS		123,030
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	1,250,000	37,338
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	600,000	18,204
TOTAL TELECOMMUNICATION SERVICES		55,542
UTILITIES - 2.2%
Electric Utilities - 2.2%
Entergy Corp.	395,100	30,170
Exelon Corp.	1,450,000	78,619
FirstEnergy Corp.	300,000	14,997
		123,786
TOTAL COMMON STOCKS (Cost $6,969,006)		5,327,944
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. Series A 10.00% (Cost $20,206)	400,000	16,920
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	209,640,919	$ 209,641
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	111,839,934	111,840
TOTAL MONEY MARKET FUNDS (Cost $321,481)		321,481
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,310,693)		5,666,345
NET OTHER ASSETS - (2.1)%		(116,094)
NET ASSETS - 100%		$ 5,550,251
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,245,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	3,687
Total	$ 3,888
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates(Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end ofperiod
AMBAC Financial Group, Inc.	$ 52,920	$ 8,577	$ 45,737	$ 360	$ -
Assured Guaranty Ltd.	68,760	5,545	27,748	558	-
Evergreen Solar, Inc.	84,060	3,942	-	-	22,100
Ryland Group, Inc.	51,475	-	-	375	39,000
Total	$ 257,215	$ 18,064	$ 73,485	$ 1,293	$ 61,100
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,666,345	$ 5,480,515	$ 151,630	$ 34,200
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,800)
Cost of Purchases	40,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,200

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.1%
Bermuda	4.8%
Switzerland	2.7%
Taiwan	2.1%
Canada	1.3%
Netherlands	1.1%
United Kingdom	1.0%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $69,150,000 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $105,062) - See accompanying schedule: Unaffiliated issuers (cost $6,795,977)	$ 5,283,764
Fidelity Central Funds (cost $321,481)	321,481
Other affiliated issuers (cost $193,235)	61,100
Total Investments (cost $7,310,693)		$ 5,666,345
Receivable for investments sold		892,041
Receivable for fund shares sold		5,032
Dividends receivable		6,114
Distributions receivable from Fidelity Central Funds		404
Prepaid expenses		86
Other receivables		3,603
Total assets		6,573,625

Liabilities
Payable for investments purchased	$ 900,049
Payable for fund shares redeemed	6,914
Accrued management fee	2,346
Other affiliated payables	1,661
Other payables and accrued expenses	564
Collateral on securities loaned, at value	111,840
Total liabilities		1,023,374

Net Assets		$ 5,550,251
Net Assets consist of:
Paid in capital		$ 13,143,368
Distributions in excess of net investment income		(369)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,948,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,644,309)
Net Assets		$ 5,550,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Growth and Income: Net Asset Value, offering price and redemption price per share ($5,275,987 ÷ 452,559 shares)	$ 11.66

Class K: Net Asset Value, offering price and redemption price per share ($274,264 ÷ 23,535 shares)	$ 11.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $1,293 earned from other affiliated issuers)		$ 76,770
Interest		7
Income from Fidelity Central Funds		3,888
Total income		80,665

Expenses
Management fee	$ 19,569
Transfer agent fees	10,873
Accounting and security lending fees	675
Custodian fees and expenses	278
Independent trustees' compensation	26
Depreciation in deferred trustee compensation account	(7)
Registration fees	33
Audit	67
Legal	56
Interest	62
Miscellaneous	87
Total expenses before reductions	31,719
Expense reductions	(151)	31,568
Net investment income (loss)		49,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,412,000)
Other affiliated issuers	(358,212)
Foreign currency transactions	(660)
Total net realized gain (loss)		(5,770,872)
Change in net unrealized appreciation (depreciation) on: Investment securities	337,210
Assets and liabilities in foreign currencies	111
Total change in net unrealized appreciation (depreciation)		337,321
Net gain (loss)		(5,433,551)
Net increase (decrease) in net assets resulting from operations		$ (5,384,454)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year endedJuly 31,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,097	$ 229,303
Net realized gain (loss)	(5,770,872)	734,862
Change in net unrealized appreciation (depreciation)	337,321	(4,659,604)
Net increase (decrease) in net assets resulting from operations	(5,384,454)	(3,695,439)
Distributions to shareholders from net investment income	(66,781)	(214,589)
Distributions to shareholders from net realized gain	(16,566)	(2,632,786)
Total distributions	(83,347)	(2,847,375)
Share transactions - net increase (decrease)	(1,533,732)	(3,598,621)
Total increase (decrease) in net assets	(7,001,533)	(10,141,435)
Net Assets
Beginning of period	12,551,784	22,693,219
End of period (including distributions in excess of net investment income of $369 and undistributed net investment income of $17,315, respectively)	$ 5,550,251	$ 12,551,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

Six months endedJanuary 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46	$ 32.84
Income from Investment Operations
Net investment income (loss) D	.09	.35	.27	.34	.60 G	.40
Net realized and unrealized gain (loss)	(10.15)	(6.25)	3.84	.18	3.31	2.63
Total from investment operations	(10.06)	(5.90)	4.11	.52	3.91	3.03
Distributions from net investment income	(.13)	(.33)	(.27)	(.38)	(.61)	(.41)
Distributions from net realized gain	(.03)	(3.81)	(6.08)	(4.40)	(.34)	-
Total distributions	(.16)	(4.14)	(6.35)	(4.78)	(.95)	(.41)
Net asset value, end of period	$ 11.66	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46
Total Return B, C	(46.20)%	(20.91)%	14.28%	1.22%	11.15%	9.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.68%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.75% A	.68%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.75% A	.67%	.67%	.65%	.68%	.69%
Net investment income (loss)	1.16% A	1.29%	.84%	.94%	1.63% G	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 5,276	$ 12,552	$ 22,693	$ 28,861	$ 31,789	$ 29,776
Portfolio turnover rate F	123% A	52%	52%	120%	31%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	(10.14)	(3.45)
Total from investment operations	(10.05)	(3.36)
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.03)	-
Total distributions	(.18)	(.10)
Net asset value, end of period	$ 11.65	$ 21.88
Total Return B, C	(46.16)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.55% A
Expenses net of fee waivers, if any	.54% A	.55% A
Expenses net of all reductions	.54% A	.55% A
Net investment income (loss)	1.37% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,264	$ 87
Portfolio turnover rate F	123% A	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Growth & Income and Class K to eligible shareholders of Growth & Income. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 186,375,527
Unrealized depreciation	(1,878,596,548)
Net unrealized appreciation (depreciation)	$ (1,692,221,021)
Cost for federal income tax purposes	$ 7,358,566,355

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,370,025,064 and $7,076,895,228, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 10,839,018.26
Class K	34,358.05
	$ 10,873,376

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $205,010 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,650,208	1.87%	$ 56,920

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,210 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,686,505.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $22,257,600. The weighted average interest rate was 1.54%. The interest expense amounted to $4,752 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth & Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $2,965.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104,750 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,894. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Growth and Income	$ 38,678

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008 A
From net investment income
Growth and Income	$ 65,599,706	$ 214,588,903
Class K	1,181,359	406
Total	$ 66,781,065	$ 214,589,309
From net realized gain
Growth and Income	$ 16,536,474	$ 2,632,785,503
Class K	29,248	-
Total	$ 16,565,722	$ 2,632,785,503

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Growth and Income
Shares sold	19,263,530	47,943,646	$ 301,044,472	$ 1,282,795,975
Conversion to Class K	(22,848,511)	-	(345,465,740)	-
Reinvestment of distributions	4,852,295	99,265,243	79,630,881	2,778,444,196
Shares redeemed	(122,398,855)	(284,542,625)	(1,924,223,572)	(7,659,963,140)
Net increase (decrease)	(121,131,541)	(137,333,736)	$ (1,889,013,959)	$ (3,598,722,969)
Class K
Shares sold	1,759,345	3,946	$ 24,983,952	$ 100,000
Conversion from Growth and Income	22,856,711	-	345,465,740	-
Reinvestment of distributions	80,703	20	1,210,607	406
Shares redeemed	(1,166,084)	-	(16,375,436)	-
Net increase (decrease)	23,530,675	3,966	$ 355,284,863	$ 100,406

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-K-USAN-0309
1.863232.100

Fidelity®
Leveraged Company Stock
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Leveraged Company Stock	.89%
Actual		$ 1,000.00	$ 446.30	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.69%
Actual		$ 1,000.00	$ 446.60	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	3.9	5.2
El Paso Corp.	3.8	3.0
ON Semiconductor Corp.	3.3	2.7
Exterran Holdings, Inc.	2.9	3.0
Republic Services, Inc.	2.9	1.1
AES Corp.	2.8	1.7
Service Corp. International	2.7	2.1
DaVita, Inc.	2.6	1.4
Peabody Energy Corp.	2.6	3.2
Forest Oil Corp.	2.4	3.4
	29.9
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	28.3	42.6
Industrials	16.5	11.8
Consumer Discretionary	10.3	5.6
Materials	10.1	12.1
Information Technology	8.4	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 89.1%		Stocks 95.5%
	Bonds 5.5%		Bonds 0.7%
	Convertible Securities 0.4%		Convertible Securities 1.5%
	Other Investments 2.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	9.2%	** Foreign investments	11.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	564,063	$ 3,480
WABCO Holdings, Inc.	211,533	3,162
		6,642
Automobiles - 0.2%
Daimler AG	209,400	5,861
Diversified Consumer Services - 3.1%
Brinks Home Security Holdings, Inc. (a)	244,500	5,592
Carriage Services, Inc. Class A (a)	266,200	588
Service Corp. International (f)	17,505,900	79,652
Stewart Enterprises, Inc. Class A	1,515,242	5,182
		91,014
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (a)(e)	852,360	17,209
Las Vegas Sands Corp. (a)(e)	2,971,300	15,302
Penn National Gaming, Inc. (a)	537,836	10,031
The Steak n Shake Co. (a)(e)	659,400	3,772
		46,314
Household Durables - 0.9%
Lennar Corp. Class A	983,400	7,562
Newell Rubbermaid, Inc.	2,332,300	18,845
		26,407
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	870,287	6,623
Media - 1.8%
Cinemark Holdings, Inc.	1,554,497	12,296
Comcast Corp. Class A	2,590,900	37,957
Gray Television, Inc.	1,995,535	659
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	904
		51,816
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,652,320	24,124
Hanesbrands, Inc. (a)	562,400	5,056
		29,180
TOTAL CONSUMER DISCRETIONARY		263,857
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.3%
Koninklijke Ahold NV sponsored ADR	2,484,960	29,596
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	339,300	$ 7,634
Safeway, Inc.	783,800	16,797
SUPERVALU, Inc.	735,545	12,901
		66,928
Food Products - 1.0%
Corn Products International, Inc.	281,534	6,518
Darling International, Inc. (a)	2,498,930	11,470
Dean Foods Co. (a)	569,900	11,022
		29,010
Personal Products - 0.1%
Revlon, Inc. (a)	639,576	3,780
TOTAL CONSUMER STAPLES		99,718
ENERGY - 26.5%
Energy Equipment & Services - 4.9%
Exterran Holdings, Inc. (a)(e)(f)	3,835,627	84,997
Hercules Offshore, Inc. (a)	1,861,231	6,924
Noble Corp.	524,700	14,246
Oil States International, Inc. (a)	270,700	4,957
Parker Drilling Co. (a)	1,200,000	2,544
Petroleum Geo-Services ASA sponsored ADR (a)	1,408,677	4,550
Precision Drilling Trust	1,283,528	6,523
Pride International, Inc. (a)	346,100	5,579
Rowan Companies, Inc.	321,100	4,065
Schoeller-Bleckmann Oilfield Equipment AG	387,300	10,542
		144,927
Oil, Gas & Consumable Fuels - 21.6%
Alpha Natural Resources, Inc. (a)	2,057,201	33,574
Arch Coal, Inc.	688,255	10,455
CONSOL Energy, Inc.	573,200	15,625
El Paso Corp. (e)	13,676,376	111,873
Forest Oil Corp. (a)(e)	4,614,100	69,212
Frontier Oil Corp.	1,972,600	28,169
General Maritime Corp. (e)	2,678,328	28,444
Hess Corp.	358,840	19,955
Mariner Energy, Inc. (a)	2,721,653	26,944
Nexen, Inc.	188,000	2,739
Occidental Petroleum Corp.	211,600	11,543
OPTI Canada, Inc. (a)	1,111,300	1,450
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Overseas Shipholding Group, Inc. (f)	1,730,410	$ 61,776
Paladin Energy Ltd. (a)(e)	2,042,400	3,881
Peabody Energy Corp.	2,990,508	74,763
Plains Exploration & Production Co. (a)	360,660	7,617
Ship Finance International Ltd.:
(Norway)	33,099	399
(NY Shares) (e)	1,275,051	14,485
Teekay Corp.	3,343,200	58,573
Valero Energy Corp.	667,900	16,110
Western Refining, Inc.	682,458	7,957
Williams Companies, Inc.	1,784,400	25,249
		630,793
TOTAL ENERGY		775,720
FINANCIALS - 2.6%
Commercial Banks - 2.5%
Huntington Bancshares, Inc.	221,100	637
KeyCorp (e)	4,848,238	35,295
PNC Financial Services Group, Inc.	486,900	15,834
Wells Fargo & Co.	1,093,316	20,664
		72,430
Diversified Financial Services - 0.1%
Bank of America Corp.	410,300	2,700
CIT Group, Inc.	334,900	934
		3,634
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	5,352,200	214

TOTAL FINANCIALS		76,278
HEALTH CARE - 7.4%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	467
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	430,100	25,225
Beckman Coulter, Inc.	304,200	15,125
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	361,900	$ 9,011
Inverness Medical Innovations, Inc. (a)	518,708	12,693
		62,054
Health Care Providers & Services - 5.1%
Community Health Systems, Inc. (a)	1,574,785	29,354
DaVita, Inc. (a)	1,642,600	77,202
Rural/Metro Corp. (a)	834,200	1,368
Sun Healthcare Group, Inc. (a)	1,205,054	13,653
Tenet Healthcare Corp. (a)(f)	26,164,783	27,996
		149,573
Health Care Technology - 0.2%
Cerner Corp. (a)(e)	110,600	3,729
TOTAL HEALTH CARE		215,823
INDUSTRIALS - 16.0%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	196,070	15,293
Teledyne Technologies, Inc. (a)	368,594	10,273
		25,566
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	287
Airlines - 2.0%
AirTran Holdings, Inc. (a)	861,500	3,532
AMR Corp. (a)	670,630	3,984
Delta Air Lines, Inc. (a)	7,063,248	48,736
UAL Corp.	280,400	2,647
		58,899
Building Products - 2.3%
Masco Corp.	110,800	866
Owens Corning (a)	4,928,290	65,743
Owens Corning warrants 10/31/13 (a)	406,600	651
		67,260
Commercial Services & Supplies - 6.0%
Cenveo, Inc. (a)(e)(f)	3,858,300	15,240
Deluxe Corp.	1,481,104	17,077
R.R. Donnelley & Sons Co.	450,900	4,396
Republic Services, Inc.	3,270,375	84,572
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	244,500	$ 6,462
Waste Management, Inc.	1,494,300	46,607
		174,354
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp.	429,400	1,434
Electrical Equipment - 1.3%
Baldor Electric Co. (e)	404,900	5,673
Belden, Inc. (e)	1,270,366	16,591
EnerSys (a)	743,188	6,770
General Cable Corp. (a)(e)	197,700	3,254
JA Solar Holdings Co. Ltd. ADR (a)(e)	839,500	2,233
Sunpower Corp. Class B (a)	178,606	4,719
		39,240
Industrial Conglomerates - 0.1%
Tyco International Ltd.	167,400	3,519
Machinery - 1.8%
Accuride Corp. (a)	1,384,197	512
Badger Meter, Inc.	328,461	7,748
Cummins, Inc.	824,000	19,760
Dynamic Materials Corp.	170,252	2,067
Ingersoll-Rand Co. Ltd. Class A	352,400	5,712
John Bean Technologies Corp.	26,049	253
Middleby Corp. (a)	627,529	14,534
Thermadyne Holdings Corp. (a)	64,900	227
Timken Co.	92,800	1,382
		52,195
Marine - 1.3%
Diana Shipping, Inc.	277,900	3,693
Genco Shipping & Trading Ltd. (e)	867,423	13,488
Navios Maritime Holdings, Inc.	4,711,986	16,869
OceanFreight, Inc.	740,600	2,607
		36,657
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	12,900	86
Houston Wire & Cable Co.	559,595	4,001
		4,087
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	$ 3,684
TOTAL INDUSTRIALS		467,182
INFORMATION TECHNOLOGY - 7.8%
Electronic Equipment & Components - 2.7%
Avnet, Inc. (a)	298,600	5,918
Bell Microproducts, Inc. (a)	623,761	561
Cogent, Inc. (a)(e)	1,966,117	22,886
DDi Corp. (a)	295,899	1,000
Flextronics International Ltd. (a)	13,177,863	34,394
Merix Corp. (a)(f)	1,545,123	556
TTM Technologies, Inc. (a)	1,402,619	8,458
Viasystems Group, Inc. (a)	775,300	2,326
Viasystems Group, Inc. (a)(i)	625,780	1,877
		77,976
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	3,752
IT Services - 0.9%
CACI International, Inc. Class A (a)	348,000	15,712
Cognizant Technology Solutions Corp. Class A (a)	56,200	1,053
SAIC, Inc. (a)	407,500	8,044
		24,809
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)	5,242,218	12,162
Cypress Semiconductor Corp. (a)	651,200	2,937
Intel Corp.	693,100	8,941
ON Semiconductor Corp. (a)(e)(f)	23,079,802	96,243
Spansion, Inc. Class A (a)	2,709,705	182
		120,465
TOTAL INFORMATION TECHNOLOGY		227,002
MATERIALS - 9.3%
Chemicals - 4.5%
Albemarle Corp.	1,163,406	25,886
Arch Chemicals, Inc.	344,342	7,717
Celanese Corp. Class A	4,687,200	49,919
FMC Corp.	60,100	2,682
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp.	1,613,584	$ 1,517
H.B. Fuller Co.	1,582,241	22,104
Nalco Holding Co.	894,300	8,773
Phosphate Holdings, Inc. (i)	307,500	2,537
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	371,700	1,453
W.R. Grace & Co. (a)	1,589,619	9,172
		131,760
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	355,202	11,072
Temple-Inland, Inc.	107,200	608
		11,680
Metals & Mining - 4.0%
Compass Minerals International, Inc.	39,100	2,353
Freeport-McMoRan Copper & Gold, Inc. Class B	4,549,229	114,363
Ormet Corp. (a)	330,000	116
Ormet Corp. (a)(i)	1,075,000	339
		117,171
Paper & Forest Products - 0.4%
Domtar Corp. (a)	2,059,700	3,069
Neenah Paper, Inc.	518,300	3,488
Weyerhaeuser Co.	194,300	5,312
		11,869
TOTAL MATERIALS		272,480
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (a)	2,000,000	2,000
PAETEC Holding Corp. (a)	2,980,233	4,023
Qwest Communications International, Inc. (e)	4,637,500	14,933
		20,956
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp. Class A (a)	827,032	6,765
Crown Castle International Corp. (a)	1,658,900	32,382
Syniverse Holdings, Inc. (a)	2,385,527	32,348
		71,495
TOTAL TELECOMMUNICATION SERVICES		92,451
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.9%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	$ 9,280
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	10,506,133	83,104
Calpine Corp. (a)	926,200	6,863
Dynegy, Inc. Class A (a)	1,987,000	4,193
Mirant Corp. (a)	714,500	12,268
		106,428
TOTAL UTILITIES		115,708
TOTAL COMMON STOCKS (Cost $4,778,555)		2,606,219
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	8,075
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	62,300	1,190
TOTAL CONVERTIBLE PREFERRED STOCKS		9,265
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	944	241
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	4,808	14
TOTAL NONCONVERTIBLE PREFERRED STOCKS		255
TOTAL PREFERRED STOCKS (Cost $14,162)		9,520
Corporate Bonds - 5.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 16,839	$ 3,368
Nonconvertible Bonds - 5.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28	3,090	355
7.4% 9/1/25	3,250	390
8.375% 7/15/33	5,450	763
		1,508
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 13% 11/15/13 (g)	10,250	9,225
Station Casinos, Inc.:
6% 4/1/12	8,360	1,588
7.75% 8/15/16	9,380	1,782
		12,595
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,545	1,018
TOTAL CONSUMER DISCRETIONARY		15,121
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	13,215	10,803
7.75% 7/1/17	805	531
		11,334
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.:
6.625% 1/15/16	2,805	2,370
6.875% 1/15/16	2,805	2,391
El Paso Corp.:
7.75% 1/15/32	8,985	6,963
7.8% 8/1/31	1,960	1,529
Forest Oil Corp.:
7.25% 6/15/19	11,165	9,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.25% 6/15/19 (g)	$ 1,605	$ 1,324
Plains Exploration & Production Co. 7.75% 6/15/15	8,400	7,602
Range Resources Corp.:
7.25% 5/1/18	560	507
7.5% 10/1/17	6,715	6,228
SandRidge Energy, Inc. 8% 6/1/18 (g)	2,990	2,243
Southwestern Energy Co. 7.5% 2/1/18 (g)	2,420	2,287
		42,655
FINANCIALS - 0.8%
Consumer Finance - 0.6%
GMAC LLC:
6.75% 12/1/14 (g)	2,631	1,710
6.875% 8/28/12 (g)	1,355	949
7.5% 12/31/13 (g)	15,583	8,882
8% 12/31/18 (g)	13,924	5,570
		17,111
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	7,990	5,873
TOTAL FINANCIALS		22,984
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	83
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		136
Building Products - 0.0%
Owens Corning 7% 12/1/36	1,115	693
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,680	1,648
TOTAL INDUSTRIALS		2,477
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 8,505	$ 1,446
NXP BV:
7.875% 10/15/14	8,039	2,251
9.5% 10/15/15	9,740	877
		4,574
MATERIALS - 0.6%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16	5,550	1,776
Georgia Gulf Corp. 9.5% 10/15/14	3,519	528
		2,304
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,050	9,941
Steel Dynamics, Inc. 7.75% 4/15/16 (g)	7,270	5,743
		15,684
TOTAL MATERIALS		17,988
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	8,399
6.9% 5/1/19	10,410	6,975
		15,374
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,890	1,389
Nextel Communications, Inc. 7.375% 8/1/15	16,405	7,710
Sprint Nextel Corp. 6% 12/1/16	15,340	10,278
		19,377
TOTAL TELECOMMUNICATION SERVICES		34,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	$ 8,405	$ 7,817
TOTAL NONCONVERTIBLE BONDS		159,701
TOTAL CORPORATE BONDS (Cost $181,012)		163,069
Floating Rate Loans - 2.3%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (h)	13,375	4,815
Hotels, Restaurants & Leisure - 0.0%
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (h)	820	467
2.66% 5/26/13 (h)	1,420	809
		1,276
Media - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (h)	13,885	7,290
VNU, Inc. term loan 3.8835% 8/9/13 (h)	11,092	8,957
		16,247
TOTAL CONSUMER DISCRETIONARY		22,338
CONSUMER STAPLES - 0.2%
Household Products - 0.1%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.23% 4/26/14 (h)	1,671	1,403
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7051% 1/15/12 (h)	5,546	4,104
TOTAL CONSUMER STAPLES		5,507
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6863% 4/30/14 (h)	$ 17,384	$ 8,431
Machinery - 0.0%
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (h)	740	511
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9094% 6/29/14 (h)	4,690	3,424
TOTAL INDUSTRIALS		12,366
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 4.7518% 10/10/14 (h)	5,794	4,041
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (h)	19,910	10,254
TOTAL INFORMATION TECHNOLOGY		14,295
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (h)	5,949	2,975
Solutia, Inc. term loan 8.5% 2/28/14 (h)	4,389	2,941
		5,916
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (h)	10,000	7,300
TOTAL FLOATING RATE LOANS (Cost $76,156)		67,722
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	96,128,816	96,129
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	85,472,623	85,473
TOTAL MONEY MARKET FUNDS (Cost $181,602)		181,602
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $749)	64,750,000	$ 1,133
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $5,232,236)		3,029,265
NET OTHER ASSETS - (3.5)%		(103,368)
NET ASSETS - 100%		$ 2,925,897
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,646,000 or 1.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,121,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 17,007
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,214
Fidelity Securities Lending Cash Central Fund	1,465
Total	$ 2,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Science & Engineering, Inc.	$ 28,830	$ -	$ 21,654	$ 144	$ -
Cenveo, Inc.	35,651	-	-	-	15,240
Exterran Holdings, Inc.	239,059	-	7,358	-	84,997
Forest Oil Corp.	274,548	-	3,092	-	-
General Maritime Corp.	76,757	-	11,205	2,317	-
Grey Wolf, Inc.	90,434	-	67,370	-	-
H.B. Fuller Co.	74,575	-	22,365	138	-
Merix Corp.	3,059	-	-	-	556
OceanFreight, Inc.	14,375	-	-	342	-
ON Semiconductor Corp.	216,719	-	-	-	96,243
Overseas Shipholding Group, Inc.	158,169	-	11,015	1,705	61,776
Service Corp. International	167,531	-	-	1,400	79,652
Tenet Healthcare Corp.	132,911	9,444	-	-	27,996
Total	$ 1,512,618	$ 9,444	$ 144,059	$ 6,046	$ 366,460
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,029,265	$ 2,778,747	$ 241,814	$ 8,704
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,457
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,463)
Cost of Purchases	693
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	26,017
Ending Balance	$ 8,704

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	3.0%
B	3.4%
CCC,CC,C	0.5%
D	0.0%
Not Rated	1.0%
Equities	89.4%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,034) - See accompanying schedule: Unaffiliated issuers (cost $4,266,564)	$ 2,481,203
Fidelity Central Funds (cost $181,602)	181,602
Other affiliated issuers (cost $784,070)	366,460
Total Investments (cost $5,232,236)		$ 3,029,265
Cash		1,107
Receivable for investments sold		13,723
Receivable for fund shares sold		4,767
Dividends receivable		660
Interest receivable		5,984
Distributions receivable from Fidelity Central Funds		180
Prepaid expenses		44
Other receivables		22
Total assets		3,055,752

Liabilities
Payable for investments purchased	$ 35,845
Payable for fund shares redeemed	6,121
Accrued management fee	1,608
Other affiliated payables	778
Other payables and accrued expenses	30
Collateral on securities loaned, at value	85,473
Total liabilities		129,855

Net Assets		$ 2,925,897
Net Assets consist of:
Paid in capital		$ 5,910,389
Undistributed net investment income		5,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(786,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,202,998)
Net Assets		$ 2,925,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($2,711,202 ÷ 198,975 shares)	$ 13.63

Class K: Net Asset Value, offering price and redemption price per share ($214,695 ÷ 15,766 shares)	$ 13.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $6,046 earned from other affiliated issuers)		$ 30,600
Interest		14,780
Income from Fidelity Central Funds		2,679
Total income		48,059

Expenses
Management fee	$ 14,224
Transfer agent fees	5,599
Accounting and security lending fees	532
Custodian fees and expenses	37
Independent trustees' compensation	15
Registration fees	89
Audit	36
Legal	22
Miscellaneous	15
Total expenses before reductions	20,569
Expense reductions	(29)	20,540
Net investment income (loss)		27,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(732,231)
Other affiliated issuers	(54,208)
Foreign currency transactions	(36)
Total net realized gain (loss)		(786,475)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,493,094)
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		(3,493,121)
Net gain (loss)		(4,279,596)
Net increase (decrease) in net assets resulting from operations		$ (4,252,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,519	$ 33,470
Net realized gain (loss)	(786,475)	151,060
Change in net unrealized appreciation (depreciation)	(3,493,121)	(527,187)
Net increase (decrease) in net assets resulting from operations	(4,252,077)	(342,657)
Distributions to shareholders from net investment income	(31,749)	(89,831)
Distributions to shareholders from net realized gain	(63,967)	(319,818)
Total distributions	(95,716)	(409,649)
Share transactions - net increase (decrease)	(760,298)	950,964
Redemption fees	1,881	3,350
Total increase (decrease) in net assets	(5,106,210)	202,008

Net Assets
Beginning of period	8,032,107	7,830,099
End of period (including undistributed net investment income of $5,220 and undistributed net investment income of $11,678, respectively)	$ 2,925,897	$ 8,032,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18	$ 14.93
Income from Investment Operations
Net investment income (loss) D	.12	.14	.44 G	.16	.24 H	.04
Net realized and unrealized gain (loss)	(17.20)	(1.06)	6.78	3.04	6.21	5.45
Total from investment operations	(17.08)	(.92)	7.22	3.20	6.45	5.49
Distributions from net investment income	(.14)	(.39)	(.12)	(.21)	(.04)	-
Distributions from net realized gain	(.25)	(1.39)	(1.40)	(.41)	(1.12)	(.27)
Total distributions	(.39)	(1.78)	(1.52)	(.62)	(1.16)	(.27)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.01	.03
Net asset value, end of period	$ 13.63	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18
Total Return B,C	(55.37)%	(2.76)%	27.08%	12.80%	33.93%	37.27%
Ratios to Average Net Assets E,I
Expenses before reductions	.89% A	.83%	.83%	.86%	.87%	.88%
Expenses net of fee waivers, if any	.89% A	.83%	.83%	.86%	.87%	.88%
Expenses net of all reductions	.89% A	.83%	.83%	.85%	.84%	.85%
Net investment income (loss)	1.18% A	.44%	1.43% G	.60%	1.04% H	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,711	$ 8,032	$ 7,830	$ 4,174	$ 3,328	$ 1,504
Portfolio turnover rate F	27% A	30%	20%	23%	16%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..61%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.11	.05
Net realized and unrealized gain (loss)	(17.19)	(3.04)
Total from investment operations	(17.08)	(2.99)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.25)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.62	$ 31.11
Total Return B,C	(55.34)%	(8.77)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.70% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income (loss)	1.37% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,695	$ 91
Portfolio turnover rate F	27% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Leveraged Company Stock and Class K to eligible shareholders of Leveraged Company Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 160,094
Unrealized depreciation	(2,398,391)
Net unrealized appreciation (depreciation)	$ (2,238,297)
Cost for federal income tax purposes	$ 5,267,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $656,095 and $1,383,828, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 5,564.25
Class K	35.05
	$ 5,599

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,465.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Leverage Company Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Leveraged Company Stock	$ 11

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Leveraged Company Stock	$ 30,127	$ 89,831
Class K	1,622	-
Total	$ 31,749	$ 89,831
From net realized gain
Leveraged Company Stock	$ 63,966	$ 319,818
Class K	1	-
Total	$ 63,967	$ 319,818

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Leveraged Company Stock
Shares sold	29,086	100,393	$ 598,411	$ 3,279,172
Conversion to Class K	(12,879)	-	(288,716)	-
Reinvestment of distributions	3,995	12,305	89,681	391,353
Shares redeemed	(79,551)	(86,186)	(1,491,807)	(2,719,661)
Net increase (decrease)	(59,349)	26,512	$ (1,092,431)	$ 950,864
Class K
Shares sold	4,495	3	$ 69,926	$ 100
Conversion from Leveraged Company Stock	12,875	-	288,716	-
Reinvestment of distributions	118	-	1,623	-
Shares redeemed	(1,725)	-	(28,132)	-
Net increase (decrease)	15,763	3	$ 332,133	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL International Investment Advisors

FIL International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LSF-USAN-0309
1.789286.106

Fidelity®
Leveraged Company Stock
Fund -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Leveraged Company Stock	.89%
Actual		$ 1,000.00	$ 446.30	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.69%
Actual		$ 1,000.00	$ 446.60	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	3.9	5.2
El Paso Corp.	3.8	3.0
ON Semiconductor Corp.	3.3	2.7
Exterran Holdings, Inc.	2.9	3.0
Republic Services, Inc.	2.9	1.1
AES Corp.	2.8	1.7
Service Corp. International	2.7	2.1
DaVita, Inc.	2.6	1.4
Peabody Energy Corp.	2.6	3.2
Forest Oil Corp.	2.4	3.4
	29.9
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	28.3	42.6
Industrials	16.5	11.8
Consumer Discretionary	10.3	5.6
Materials	10.1	12.1
Information Technology	8.4	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 89.1%		Stocks 95.5%
	Bonds 5.5%		Bonds 0.7%
	Convertible Securities 0.4%		Convertible Securities 1.5%
	Other Investments 2.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	9.2%	** Foreign investments	11.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	564,063	$ 3,480
WABCO Holdings, Inc.	211,533	3,162
		6,642
Automobiles - 0.2%
Daimler AG	209,400	5,861
Diversified Consumer Services - 3.1%
Brinks Home Security Holdings, Inc. (a)	244,500	5,592
Carriage Services, Inc. Class A (a)	266,200	588
Service Corp. International (f)	17,505,900	79,652
Stewart Enterprises, Inc. Class A	1,515,242	5,182
		91,014
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (a)(e)	852,360	17,209
Las Vegas Sands Corp. (a)(e)	2,971,300	15,302
Penn National Gaming, Inc. (a)	537,836	10,031
The Steak n Shake Co. (a)(e)	659,400	3,772
		46,314
Household Durables - 0.9%
Lennar Corp. Class A	983,400	7,562
Newell Rubbermaid, Inc.	2,332,300	18,845
		26,407
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	870,287	6,623
Media - 1.8%
Cinemark Holdings, Inc.	1,554,497	12,296
Comcast Corp. Class A	2,590,900	37,957
Gray Television, Inc.	1,995,535	659
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	904
		51,816
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,652,320	24,124
Hanesbrands, Inc. (a)	562,400	5,056
		29,180
TOTAL CONSUMER DISCRETIONARY		263,857
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.3%
Koninklijke Ahold NV sponsored ADR	2,484,960	29,596
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	339,300	$ 7,634
Safeway, Inc.	783,800	16,797
SUPERVALU, Inc.	735,545	12,901
		66,928
Food Products - 1.0%
Corn Products International, Inc.	281,534	6,518
Darling International, Inc. (a)	2,498,930	11,470
Dean Foods Co. (a)	569,900	11,022
		29,010
Personal Products - 0.1%
Revlon, Inc. (a)	639,576	3,780
TOTAL CONSUMER STAPLES		99,718
ENERGY - 26.5%
Energy Equipment & Services - 4.9%
Exterran Holdings, Inc. (a)(e)(f)	3,835,627	84,997
Hercules Offshore, Inc. (a)	1,861,231	6,924
Noble Corp.	524,700	14,246
Oil States International, Inc. (a)	270,700	4,957
Parker Drilling Co. (a)	1,200,000	2,544
Petroleum Geo-Services ASA sponsored ADR (a)	1,408,677	4,550
Precision Drilling Trust	1,283,528	6,523
Pride International, Inc. (a)	346,100	5,579
Rowan Companies, Inc.	321,100	4,065
Schoeller-Bleckmann Oilfield Equipment AG	387,300	10,542
		144,927
Oil, Gas & Consumable Fuels - 21.6%
Alpha Natural Resources, Inc. (a)	2,057,201	33,574
Arch Coal, Inc.	688,255	10,455
CONSOL Energy, Inc.	573,200	15,625
El Paso Corp. (e)	13,676,376	111,873
Forest Oil Corp. (a)(e)	4,614,100	69,212
Frontier Oil Corp.	1,972,600	28,169
General Maritime Corp. (e)	2,678,328	28,444
Hess Corp.	358,840	19,955
Mariner Energy, Inc. (a)	2,721,653	26,944
Nexen, Inc.	188,000	2,739
Occidental Petroleum Corp.	211,600	11,543
OPTI Canada, Inc. (a)	1,111,300	1,450
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Overseas Shipholding Group, Inc. (f)	1,730,410	$ 61,776
Paladin Energy Ltd. (a)(e)	2,042,400	3,881
Peabody Energy Corp.	2,990,508	74,763
Plains Exploration & Production Co. (a)	360,660	7,617
Ship Finance International Ltd.:
(Norway)	33,099	399
(NY Shares) (e)	1,275,051	14,485
Teekay Corp.	3,343,200	58,573
Valero Energy Corp.	667,900	16,110
Western Refining, Inc.	682,458	7,957
Williams Companies, Inc.	1,784,400	25,249
		630,793
TOTAL ENERGY		775,720
FINANCIALS - 2.6%
Commercial Banks - 2.5%
Huntington Bancshares, Inc.	221,100	637
KeyCorp (e)	4,848,238	35,295
PNC Financial Services Group, Inc.	486,900	15,834
Wells Fargo & Co.	1,093,316	20,664
		72,430
Diversified Financial Services - 0.1%
Bank of America Corp.	410,300	2,700
CIT Group, Inc.	334,900	934
		3,634
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	5,352,200	214

TOTAL FINANCIALS		76,278
HEALTH CARE - 7.4%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	467
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	430,100	25,225
Beckman Coulter, Inc.	304,200	15,125
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	361,900	$ 9,011
Inverness Medical Innovations, Inc. (a)	518,708	12,693
		62,054
Health Care Providers & Services - 5.1%
Community Health Systems, Inc. (a)	1,574,785	29,354
DaVita, Inc. (a)	1,642,600	77,202
Rural/Metro Corp. (a)	834,200	1,368
Sun Healthcare Group, Inc. (a)	1,205,054	13,653
Tenet Healthcare Corp. (a)(f)	26,164,783	27,996
		149,573
Health Care Technology - 0.2%
Cerner Corp. (a)(e)	110,600	3,729
TOTAL HEALTH CARE		215,823
INDUSTRIALS - 16.0%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	196,070	15,293
Teledyne Technologies, Inc. (a)	368,594	10,273
		25,566
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	287
Airlines - 2.0%
AirTran Holdings, Inc. (a)	861,500	3,532
AMR Corp. (a)	670,630	3,984
Delta Air Lines, Inc. (a)	7,063,248	48,736
UAL Corp.	280,400	2,647
		58,899
Building Products - 2.3%
Masco Corp.	110,800	866
Owens Corning (a)	4,928,290	65,743
Owens Corning warrants 10/31/13 (a)	406,600	651
		67,260
Commercial Services & Supplies - 6.0%
Cenveo, Inc. (a)(e)(f)	3,858,300	15,240
Deluxe Corp.	1,481,104	17,077
R.R. Donnelley & Sons Co.	450,900	4,396
Republic Services, Inc.	3,270,375	84,572
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	244,500	$ 6,462
Waste Management, Inc.	1,494,300	46,607
		174,354
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp.	429,400	1,434
Electrical Equipment - 1.3%
Baldor Electric Co. (e)	404,900	5,673
Belden, Inc. (e)	1,270,366	16,591
EnerSys (a)	743,188	6,770
General Cable Corp. (a)(e)	197,700	3,254
JA Solar Holdings Co. Ltd. ADR (a)(e)	839,500	2,233
Sunpower Corp. Class B (a)	178,606	4,719
		39,240
Industrial Conglomerates - 0.1%
Tyco International Ltd.	167,400	3,519
Machinery - 1.8%
Accuride Corp. (a)	1,384,197	512
Badger Meter, Inc.	328,461	7,748
Cummins, Inc.	824,000	19,760
Dynamic Materials Corp.	170,252	2,067
Ingersoll-Rand Co. Ltd. Class A	352,400	5,712
John Bean Technologies Corp.	26,049	253
Middleby Corp. (a)	627,529	14,534
Thermadyne Holdings Corp. (a)	64,900	227
Timken Co.	92,800	1,382
		52,195
Marine - 1.3%
Diana Shipping, Inc.	277,900	3,693
Genco Shipping & Trading Ltd. (e)	867,423	13,488
Navios Maritime Holdings, Inc.	4,711,986	16,869
OceanFreight, Inc.	740,600	2,607
		36,657
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	12,900	86
Houston Wire & Cable Co.	559,595	4,001
		4,087
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	$ 3,684
TOTAL INDUSTRIALS		467,182
INFORMATION TECHNOLOGY - 7.8%
Electronic Equipment & Components - 2.7%
Avnet, Inc. (a)	298,600	5,918
Bell Microproducts, Inc. (a)	623,761	561
Cogent, Inc. (a)(e)	1,966,117	22,886
DDi Corp. (a)	295,899	1,000
Flextronics International Ltd. (a)	13,177,863	34,394
Merix Corp. (a)(f)	1,545,123	556
TTM Technologies, Inc. (a)	1,402,619	8,458
Viasystems Group, Inc. (a)	775,300	2,326
Viasystems Group, Inc. (a)(i)	625,780	1,877
		77,976
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	3,752
IT Services - 0.9%
CACI International, Inc. Class A (a)	348,000	15,712
Cognizant Technology Solutions Corp. Class A (a)	56,200	1,053
SAIC, Inc. (a)	407,500	8,044
		24,809
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)	5,242,218	12,162
Cypress Semiconductor Corp. (a)	651,200	2,937
Intel Corp.	693,100	8,941
ON Semiconductor Corp. (a)(e)(f)	23,079,802	96,243
Spansion, Inc. Class A (a)	2,709,705	182
		120,465
TOTAL INFORMATION TECHNOLOGY		227,002
MATERIALS - 9.3%
Chemicals - 4.5%
Albemarle Corp.	1,163,406	25,886
Arch Chemicals, Inc.	344,342	7,717
Celanese Corp. Class A	4,687,200	49,919
FMC Corp.	60,100	2,682
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp.	1,613,584	$ 1,517
H.B. Fuller Co.	1,582,241	22,104
Nalco Holding Co.	894,300	8,773
Phosphate Holdings, Inc. (i)	307,500	2,537
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	371,700	1,453
W.R. Grace & Co. (a)	1,589,619	9,172
		131,760
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	355,202	11,072
Temple-Inland, Inc.	107,200	608
		11,680
Metals & Mining - 4.0%
Compass Minerals International, Inc.	39,100	2,353
Freeport-McMoRan Copper & Gold, Inc. Class B	4,549,229	114,363
Ormet Corp. (a)	330,000	116
Ormet Corp. (a)(i)	1,075,000	339
		117,171
Paper & Forest Products - 0.4%
Domtar Corp. (a)	2,059,700	3,069
Neenah Paper, Inc.	518,300	3,488
Weyerhaeuser Co.	194,300	5,312
		11,869
TOTAL MATERIALS		272,480
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (a)	2,000,000	2,000
PAETEC Holding Corp. (a)	2,980,233	4,023
Qwest Communications International, Inc. (e)	4,637,500	14,933
		20,956
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp. Class A (a)	827,032	6,765
Crown Castle International Corp. (a)	1,658,900	32,382
Syniverse Holdings, Inc. (a)	2,385,527	32,348
		71,495
TOTAL TELECOMMUNICATION SERVICES		92,451
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.9%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	$ 9,280
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	10,506,133	83,104
Calpine Corp. (a)	926,200	6,863
Dynegy, Inc. Class A (a)	1,987,000	4,193
Mirant Corp. (a)	714,500	12,268
		106,428
TOTAL UTILITIES		115,708
TOTAL COMMON STOCKS (Cost $4,778,555)		2,606,219
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	8,075
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	62,300	1,190
TOTAL CONVERTIBLE PREFERRED STOCKS		9,265
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	944	241
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	4,808	14
TOTAL NONCONVERTIBLE PREFERRED STOCKS		255
TOTAL PREFERRED STOCKS (Cost $14,162)		9,520
Corporate Bonds - 5.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 16,839	$ 3,368
Nonconvertible Bonds - 5.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28	3,090	355
7.4% 9/1/25	3,250	390
8.375% 7/15/33	5,450	763
		1,508
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 13% 11/15/13 (g)	10,250	9,225
Station Casinos, Inc.:
6% 4/1/12	8,360	1,588
7.75% 8/15/16	9,380	1,782
		12,595
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,545	1,018
TOTAL CONSUMER DISCRETIONARY		15,121
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	13,215	10,803
7.75% 7/1/17	805	531
		11,334
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.:
6.625% 1/15/16	2,805	2,370
6.875% 1/15/16	2,805	2,391
El Paso Corp.:
7.75% 1/15/32	8,985	6,963
7.8% 8/1/31	1,960	1,529
Forest Oil Corp.:
7.25% 6/15/19	11,165	9,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.25% 6/15/19 (g)	$ 1,605	$ 1,324
Plains Exploration & Production Co. 7.75% 6/15/15	8,400	7,602
Range Resources Corp.:
7.25% 5/1/18	560	507
7.5% 10/1/17	6,715	6,228
SandRidge Energy, Inc. 8% 6/1/18 (g)	2,990	2,243
Southwestern Energy Co. 7.5% 2/1/18 (g)	2,420	2,287
		42,655
FINANCIALS - 0.8%
Consumer Finance - 0.6%
GMAC LLC:
6.75% 12/1/14 (g)	2,631	1,710
6.875% 8/28/12 (g)	1,355	949
7.5% 12/31/13 (g)	15,583	8,882
8% 12/31/18 (g)	13,924	5,570
		17,111
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	7,990	5,873
TOTAL FINANCIALS		22,984
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	83
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		136
Building Products - 0.0%
Owens Corning 7% 12/1/36	1,115	693
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,680	1,648
TOTAL INDUSTRIALS		2,477
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 8,505	$ 1,446
NXP BV:
7.875% 10/15/14	8,039	2,251
9.5% 10/15/15	9,740	877
		4,574
MATERIALS - 0.6%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16	5,550	1,776
Georgia Gulf Corp. 9.5% 10/15/14	3,519	528
		2,304
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,050	9,941
Steel Dynamics, Inc. 7.75% 4/15/16 (g)	7,270	5,743
		15,684
TOTAL MATERIALS		17,988
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	8,399
6.9% 5/1/19	10,410	6,975
		15,374
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,890	1,389
Nextel Communications, Inc. 7.375% 8/1/15	16,405	7,710
Sprint Nextel Corp. 6% 12/1/16	15,340	10,278
		19,377
TOTAL TELECOMMUNICATION SERVICES		34,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	$ 8,405	$ 7,817
TOTAL NONCONVERTIBLE BONDS		159,701
TOTAL CORPORATE BONDS (Cost $181,012)		163,069
Floating Rate Loans - 2.3%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (h)	13,375	4,815
Hotels, Restaurants & Leisure - 0.0%
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (h)	820	467
2.66% 5/26/13 (h)	1,420	809
		1,276
Media - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (h)	13,885	7,290
VNU, Inc. term loan 3.8835% 8/9/13 (h)	11,092	8,957
		16,247
TOTAL CONSUMER DISCRETIONARY		22,338
CONSUMER STAPLES - 0.2%
Household Products - 0.1%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.23% 4/26/14 (h)	1,671	1,403
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7051% 1/15/12 (h)	5,546	4,104
TOTAL CONSUMER STAPLES		5,507
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6863% 4/30/14 (h)	$ 17,384	$ 8,431
Machinery - 0.0%
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (h)	740	511
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9094% 6/29/14 (h)	4,690	3,424
TOTAL INDUSTRIALS		12,366
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 4.7518% 10/10/14 (h)	5,794	4,041
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (h)	19,910	10,254
TOTAL INFORMATION TECHNOLOGY		14,295
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (h)	5,949	2,975
Solutia, Inc. term loan 8.5% 2/28/14 (h)	4,389	2,941
		5,916
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (h)	10,000	7,300
TOTAL FLOATING RATE LOANS (Cost $76,156)		67,722
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	96,128,816	96,129
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	85,472,623	85,473
TOTAL MONEY MARKET FUNDS (Cost $181,602)		181,602
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $749)	64,750,000	$ 1,133
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $5,232,236)		3,029,265
NET OTHER ASSETS - (3.5)%		(103,368)
NET ASSETS - 100%		$ 2,925,897
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,646,000 or 1.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,121,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 17,007
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,214
Fidelity Securities Lending Cash Central Fund	1,465
Total	$ 2,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Science & Engineering, Inc.	$ 28,830	$ -	$ 21,654	$ 144	$ -
Cenveo, Inc.	35,651	-	-	-	15,240
Exterran Holdings, Inc.	239,059	-	7,358	-	84,997
Forest Oil Corp.	274,548	-	3,092	-	-
General Maritime Corp.	76,757	-	11,205	2,317	-
Grey Wolf, Inc.	90,434	-	67,370	-	-
H.B. Fuller Co.	74,575	-	22,365	138	-
Merix Corp.	3,059	-	-	-	556
OceanFreight, Inc.	14,375	-	-	342	-
ON Semiconductor Corp.	216,719	-	-	-	96,243
Overseas Shipholding Group, Inc.	158,169	-	11,015	1,705	61,776
Service Corp. International	167,531	-	-	1,400	79,652
Tenet Healthcare Corp.	132,911	9,444	-	-	27,996
Total	$ 1,512,618	$ 9,444	$ 144,059	$ 6,046	$ 366,460
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,029,265	$ 2,778,747	$ 241,814	$ 8,704
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,457
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,463)
Cost of Purchases	693
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	26,017
Ending Balance	$ 8,704

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	3.0%
B	3.4%
CCC,CC,C	0.5%
D	0.0%
Not Rated	1.0%
Equities	89.4%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,034) - See accompanying schedule: Unaffiliated issuers (cost $4,266,564)	$ 2,481,203
Fidelity Central Funds (cost $181,602)	181,602
Other affiliated issuers (cost $784,070)	366,460
Total Investments (cost $5,232,236)		$ 3,029,265
Cash		1,107
Receivable for investments sold		13,723
Receivable for fund shares sold		4,767
Dividends receivable		660
Interest receivable		5,984
Distributions receivable from Fidelity Central Funds		180
Prepaid expenses		44
Other receivables		22
Total assets		3,055,752

Liabilities
Payable for investments purchased	$ 35,845
Payable for fund shares redeemed	6,121
Accrued management fee	1,608
Other affiliated payables	778
Other payables and accrued expenses	30
Collateral on securities loaned, at value	85,473
Total liabilities		129,855

Net Assets		$ 2,925,897
Net Assets consist of:
Paid in capital		$ 5,910,389
Undistributed net investment income		5,220
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(786,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,202,998)
Net Assets		$ 2,925,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)
Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($2,711,202 ÷ 198,975 shares)	$ 13.63

Class K: Net Asset Value, offering price and redemption price per share ($214,695 ÷ 15,766 shares)	$ 13.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $6,046 earned from other affiliated issuers)		$ 30,600
Interest		14,780
Income from Fidelity Central Funds		2,679
Total income		48,059

Expenses
Management fee	$ 14,224
Transfer agent fees	5,599
Accounting and security lending fees	532
Custodian fees and expenses	37
Independent trustees' compensation	15
Registration fees	89
Audit	36
Legal	22
Miscellaneous	15
Total expenses before reductions	20,569
Expense reductions	(29)	20,540
Net investment income (loss)		27,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(732,231)
Other affiliated issuers	(54,208)
Foreign currency transactions	(36)
Total net realized gain (loss)		(786,475)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,493,094)
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		(3,493,121)
Net gain (loss)		(4,279,596)
Net increase (decrease) in net assets resulting from operations		$ (4,252,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,519	$ 33,470
Net realized gain (loss)	(786,475)	151,060
Change in net unrealized appreciation (depreciation)	(3,493,121)	(527,187)
Net increase (decrease) in net assets resulting from operations	(4,252,077)	(342,657)
Distributions to shareholders from net investment income	(31,749)	(89,831)
Distributions to shareholders from net realized gain	(63,967)	(319,818)
Total distributions	(95,716)	(409,649)
Share transactions - net increase (decrease)	(760,298)	950,964
Redemption fees	1,881	3,350
Total increase (decrease) in net assets	(5,106,210)	202,008

Net Assets
Beginning of period	8,032,107	7,830,099
End of period (including undistributed net investment income of $5,220 and undistributed net investment income of $11,678, respectively)	$ 2,925,897	$ 8,032,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18	$ 14.93
Income from Investment Operations
Net investment income (loss) D	.12	.14	.44 G	.16	.24 H	.04
Net realized and unrealized gain (loss)	(17.20)	(1.06)	6.78	3.04	6.21	5.45
Total from investment operations	(17.08)	(.92)	7.22	3.20	6.45	5.49
Distributions from net investment income	(.14)	(.39)	(.12)	(.21)	(.04)	-
Distributions from net realized gain	(.25)	(1.39)	(1.40)	(.41)	(1.12)	(.27)
Total distributions	(.39)	(1.78)	(1.52)	(.62)	(1.16)	(.27)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.01	.03
Net asset value, end of period	$ 13.63	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18
Total Return B,C	(55.37)%	(2.76)%	27.08%	12.80%	33.93%	37.27%
Ratios to Average Net Assets E,I
Expenses before reductions	.89% A	.83%	.83%	.86%	.87%	.88%
Expenses net of fee waivers, if any	.89% A	.83%	.83%	.86%	.87%	.88%
Expenses net of all reductions	.89% A	.83%	.83%	.85%	.84%	.85%
Net investment income (loss)	1.18% A	.44%	1.43% G	.60%	1.04% H	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,711	$ 8,032	$ 7,830	$ 4,174	$ 3,328	$ 1,504
Portfolio turnover rate F	27% A	30%	20%	23%	16%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..61%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.11	.05
Net realized and unrealized gain (loss)	(17.19)	(3.04)
Total from investment operations	(17.08)	(2.99)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.25)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 13.62	$ 31.11
Total Return B,C	(55.34)%	(8.77)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.70% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income (loss)	1.37% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,695	$ 91
Portfolio turnover rate F	27% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Leveraged Company Stock and Class K to eligible shareholders of Leveraged Company Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 160,094
Unrealized depreciation	(2,398,391)
Net unrealized appreciation (depreciation)	$ (2,238,297)
Cost for federal income tax purposes	$ 5,267,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $656,095 and $1,383,828, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 5,564.25
Class K	35.05
	$ 5,599

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,465.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Leverage Company Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Leveraged Company Stock	$ 11

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Leveraged Company Stock	$ 30,127	$ 89,831
Class K	1,622	-
Total	$ 31,749	$ 89,831
From net realized gain
Leveraged Company Stock	$ 63,966	$ 319,818
Class K	1	-
Total	$ 63,967	$ 319,818

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Leveraged Company Stock
Shares sold	29,086	100,393	$ 598,411	$ 3,279,172
Conversion to Class K	(12,879)	-	(288,716)	-
Reinvestment of distributions	3,995	12,305	89,681	391,353
Shares redeemed	(79,551)	(86,186)	(1,491,807)	(2,719,661)
Net increase (decrease)	(59,349)	26,512	$ (1,092,431)	$ 950,864
Class K
Shares sold	4,495	3	$ 69,926	$ 100
Conversion from Leveraged Company Stock	12,875	-	288,716	-
Reinvestment of distributions	118	-	1,623	-
Shares redeemed	(1,725)	-	(28,132)	-
Net increase (decrease)	15,763	3	$ 332,133	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL International Investment Advisors

FIL International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

LSF-K-USAN-0309
1.863384.100

Fidelity®
OTC
Portfolio

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
OTC	1.04%
Actual		$ 1,000.00	$ 612.90	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.30
Class K	.83%
Actual		$ 1,000.00	$ 613.50	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.2	6.6
Microsoft Corp.	5.3	4.3
QUALCOMM, Inc.	4.5	4.7
Apple, Inc.	4.3	8.1
Cisco Systems, Inc.	4.2	3.8
Amgen, Inc.	2.9	1.4
Research In Motion Ltd.	2.7	3.5
Gilead Sciences, Inc.	2.4	1.9
Celgene Corp.	2.2	2.3
Express Scripts, Inc.	2.2	1.6
	36.9
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.3	50.2
Health Care	23.3	19.7
Consumer Discretionary	10.8	7.6
Financials	5.9	4.5
Industrials	5.3	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.2%	** Foreign investments	14.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Amerigon, Inc. (a)	241,531	$ 828
Exide Technologies (a)	1,549,100	5,623
Federal-Mogul Corp. Class A (a)	1,399,100	8,059
The Goodyear Tire & Rubber Co. (a)	545,600	3,366
		17,876
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	211,900	8,298
Apollo Group, Inc. Class A (non-vtg.) (a)	65,100	5,303
Coinstar, Inc. (a)	234,400	5,387
Grand Canyon Education, Inc.	133,251	2,309
Strayer Education, Inc.	32,900	7,121
		28,418
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	246,091	5,527
Darden Restaurants, Inc.	755,300	19,804
Las Vegas Sands Corp. unit (a)	123,900	10,593
McDonald's Corp.	56,300	3,267
Red Robin Gourmet Burgers, Inc. (a)	221,076	2,693
Starbucks Corp. (a)	1,917,800	18,104
The Cheesecake Factory, Inc. (a)	239,400	2,078
Wendy's/Arby's Group, Inc.	3,248,571	16,373
		78,439
Household Durables - 0.3%
Pulte Homes, Inc.	809,500	8,216
Internet & Catalog Retail - 1.5%
Amazon.com, Inc.	847,900	49,873
Media - 3.0%
Comcast Corp. Class A	4,526,100	66,307
DISH Network Corp. Class A (a)	540,000	6,934
Liberty Media Corp. - Entertainment Class A (a)	193,500	3,551
The DIRECTV Group, Inc. (a)	830,200	18,181
Virgin Media, Inc.	1,301,000	5,907
		100,880
Multiline Retail - 0.1%
JCPenney Co., Inc.	94,800	1,588
Macy's, Inc.	183,600	1,643
		3,231
Specialty Retail - 1.8%
Charlotte Russe Holding, Inc. (a)	113,400	584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	644,637	$ 6,143
Gymboree Corp. (a)	307,400	7,531
Staples, Inc.	1,563,900	24,929
The Children's Place Retail Stores, Inc. (a)	325,100	6,115
Urban Outfitters, Inc. (a)(d)	1,094,100	17,046
		62,348
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)(d)	2,628,213	5,335
G-III Apparel Group Ltd. (a)	260,000	1,430
Lululemon Athletica, Inc. (a)(d)	1,259,873	8,567
Provogue (India) Ltd.	3,511,941	2,631
		17,963
TOTAL CONSUMER DISCRETIONARY		367,244
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Central European Distribution Corp. (a)(d)	193,700	2,344
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	574,800	25,883
Food Products - 0.4%
Chiquita Brands International, Inc. (a)	303,500	4,243
Diamond Foods, Inc.	200,000	5,136
SunOpta, Inc. (a)	1,296,600	3,060
Tyson Foods, Inc. Class A	360,100	3,187
		15,626
TOTAL CONSUMER STAPLES		43,853
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
BJ Services Co.	149,500	1,645
Patterson-UTI Energy, Inc.	282,500	2,701
Trico Marine Services, Inc. (a)(d)	200,000	1,244
Weatherford International Ltd. (a)	155,000	1,710
		7,300
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp.	1,401,975	22,165
Delta Petroleum Corp. (a)(d)	683,800	2,968
Devon Energy Corp.	37,600	2,316
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	80,500	$ 5,455
Golar LNG Ltd. (NASDAQ)	559,600	3,447
Hess Corp.	69,400	3,859
James River Coal Co. (a)	202,900	2,751
Patriot Coal Corp. (a)	757,100	3,884
Peabody Energy Corp.	281,300	7,033
Petrohawk Energy Corp. (a)	185,200	3,650
Range Resources Corp.	123,800	4,437
Rex Energy Corp. (a)	750,000	1,793
Southwestern Energy Co. (a)	378,900	11,992
Walter Industries, Inc.	265,200	4,890
		80,640
TOTAL ENERGY		87,940
FINANCIALS - 5.9%
Capital Markets - 3.8%
Charles Schwab Corp.	1,581,800	21,497
Credit Suisse Group sponsored ADR	141,500	3,607
Goldman Sachs Group, Inc.	446,300	36,030
Morgan Stanley	2,201,200	44,530
Northern Trust Corp.	70,200	4,038
T. Rowe Price Group, Inc.	660,500	18,217
		127,919
Diversified Financial Services - 1.7%
Bank of America Corp.	1,309,200	8,615
Citigroup, Inc.	1,992,800	7,074
CME Group, Inc.	171,900	29,895
JPMorgan Chase & Co.	489,500	12,487
		58,071
Insurance - 0.4%
Fidelity National Financial, Inc. Class A	557,800	8,155
The First American Corp.	322,800	7,050
		15,205
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit (a)	38,400	0
TOTAL FINANCIALS		201,195
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 23.3%
Biotechnology - 17.0%
Alexion Pharmaceuticals, Inc. (a)	360,960	$ 13,309
Alkermes, Inc. (a)	1,109,941	12,731
Alnylam Pharmaceuticals, Inc. (a)	574,300	12,112
Amgen, Inc. (a)	1,772,200	97,205
Amylin Pharmaceuticals, Inc. (a)(d)	2,108,209	24,371
Biogen Idec, Inc. (a)	1,347,775	65,569
Celgene Corp. (a)	1,436,692	76,073
Cephalon, Inc. (a)	576,000	44,456
Cougar Biotechnology, Inc. (a)	968,145	28,251
Gilead Sciences, Inc. (a)	1,585,500	80,496
GTx, Inc. (a)(d)	544,100	6,007
InterMune, Inc. (a)	478,200	5,471
Isis Pharmaceuticals, Inc. (a)	1,335,749	18,874
Myriad Genetics, Inc. (a)	142,689	10,640
Regeneron Pharmaceuticals, Inc. (a)	1,150,500	20,111
Rigel Pharmaceuticals, Inc. (a)(d)	833,284	5,825
Seattle Genetics, Inc. (a)	1,159,303	11,697
Transition Therapeutics, Inc. (a)	674,633	3,269
Vertex Pharmaceuticals, Inc. (a)	1,214,088	40,126
		576,593
Health Care Equipment & Supplies - 0.2%
NuVasive, Inc. (a)	157,100	5,866
Thoratec Corp. (a)	49,500	1,434
		7,300
Health Care Providers & Services - 2.3%
Emeritus Corp. (a)	289,500	2,394
Express Scripts, Inc. (a)	1,364,410	73,351
		75,745
Life Sciences Tools & Services - 1.5%
Exelixis, Inc. (a)(d)	1,699,972	8,381
Illumina, Inc. (a)(d)	1,077,492	29,480
Illumina, Inc.:
warrants 11/20/10 (a)(e)	354,776	3,517
warrants 1/19/11 (a)(e)	452,917	4,620
Medivation, Inc. (a)(d)	247,300	4,637
		50,635
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.3%
Elan Corp. PLC sponsored ADR (a)	3,162,900	$ 22,868
Salix Pharmaceuticals Ltd. (a)(d)	250,000	2,000
Sepracor, Inc. (a)	370,500	5,632
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,169,973	48,495
		78,995
TOTAL HEALTH CARE		789,268
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. (a)	443,100	4,285
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	163,300	4,541
FedEx Corp.	98,400	5,012
Pacer International, Inc.	200,000	1,720
		11,273
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	742,500	10,001
Delta Air Lines, Inc. (a)	1,030,274	7,109
UAL Corp.	1,059,377	10,001
US Airways Group, Inc. (a)	1,860,800	10,551
		37,662
Commercial Services & Supplies - 0.3%
EnergySolutions, Inc.	1,033,900	4,642
Fuel Tech, Inc. (a)	148,440	1,486
Interface, Inc. Class A	874,900	3,570
		9,698
Construction & Engineering - 0.1%
MYR Group, Inc. (a)	150,130	2,162
Electrical Equipment - 1.7%
Energy Conversion Devices, Inc. (a)(d)	478,900	12,054
EnerSys (a)	73,700	671
First Solar, Inc. (a)	217,400	31,045
Sunpower Corp. Class A (a)(d)	159,400	5,349
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	330,400	3,109
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	826,000	4,617
		56,845
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Navistar International Corp. (a)	203,789	$ 6,189
PACCAR, Inc.	123,200	3,251
		9,440
Marine - 0.3%
Diana Shipping, Inc.	362,200	4,814
Genco Shipping & Trading Ltd. (d)	235,800	3,667
		8,481
Professional Services - 0.0%
Monster Worldwide, Inc. (a)	173,500	1,598
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	496,500	11,057
Landstar System, Inc.	248,400	8,910
		19,967
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	154,200	5,271
Interline Brands, Inc. (a)	434,400	3,475
Rush Enterprises, Inc. Class A (a)	242,800	2,209
		10,955
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc.	407,100	6,965
TOTAL INDUSTRIALS		179,331
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 12.3%
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,748,753	2,396
Cisco Systems, Inc. (a)	9,451,500	141,489
Corning, Inc.	870,000	8,796
QUALCOMM, Inc.	4,438,100	153,336
Research In Motion Ltd. (a)	1,674,766	92,782
Starent Networks Corp. (a)	1,232,300	18,115
		416,914
Computers & Peripherals - 6.5%
Apple, Inc. (a)	1,610,900	145,190
Dell, Inc. (a)	1,085,600	10,313
Hewlett-Packard Co.	221,300	7,690
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc. (a)(d)	4,909,259	$ 37,654
Seagate Technology	4,781,300	18,121
		218,968
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	116,200	2,216
Avnet, Inc. (a)	115,200	2,283
BYD Co. Ltd. (H Shares)	1,132,000	2,110
Cogent, Inc. (a)	148,700	1,731
DTS, Inc. (a)	99,954	1,359
Flextronics International Ltd. (a)	6,007,900	15,681
Insight Enterprises, Inc. (a)	354,100	1,834
Itron, Inc. (a)	29,000	1,894
Orbotech Ltd. (a)	451,900	1,880
		30,988
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	909,500	12,260
Ariba, Inc. (a)	257,000	1,963
China Finance Online Co. Ltd. ADR (a)	60,800	489
eBay, Inc. (a)	766,500	9,213
Google, Inc. Class A (sub. vtg.) (a)	616,240	208,620
Mercadolibre, Inc. (a)(d)	583,250	7,821
The Knot, Inc. (a)	350,000	2,408
Yahoo!, Inc. (a)	2,323,100	27,250
		270,024
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	3,632,845	68,043
MasterCard, Inc. Class A	50,100	6,803
Visa, Inc.	737,000	36,371
		111,217
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Analogic Technologies, Inc. (a)	458,400	1,380
Applied Materials, Inc.	3,133,251	29,359
ASML Holding NV (NY Shares)	232,600	3,847
Cypress Semiconductor Corp. (a)	863,950	3,896
Diodes, Inc. (a)	412,900	2,676
Fairchild Semiconductor International, Inc. (a)	615,800	2,802
Integrated Device Technology, Inc. (a)	1,498,500	8,601
Intel Corp.	1,084,300	13,987
Intersil Corp. Class A	1,768,500	16,465
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	691,600	$ 13,977
Marvell Technology Group Ltd. (a)	1,396,700	10,182
Maxim Integrated Products, Inc.	2,013,972	26,645
MEMC Electronic Materials, Inc. (a)	1,026,200	13,956
Microchip Technology, Inc.	270,500	5,131
Monolithic Power Systems, Inc. (a)	491,800	5,975
NVIDIA Corp. (a)	649,900	5,167
O2Micro International Ltd. sponsored ADR (a)	1,850,700	4,257
Omnivision Technologies, Inc. (a)	642,000	4,295
ON Semiconductor Corp. (a)	165,300	689
Skyworks Solutions, Inc. (a)	2,464,808	10,648
Standard Microsystems Corp. (a)	410,600	5,687
Supertex, Inc. (a)	100,000	2,269
TriQuint Semiconductor, Inc. (a)	1,346,000	2,719
Varian Semiconductor Equipment Associates, Inc. (a)(d)	1,166,700	22,214
		216,824
Software - 10.9%
Adobe Systems, Inc. (a)	257,800	4,978
ArcSight, Inc.	222,000	2,062
Autodesk, Inc. (a)	103,400	1,712
Autonomy Corp. PLC (a)	411,800	6,531
Electronic Arts, Inc. (a)	3,829,400	59,126
Microsoft Corp.	10,395,200	177,758
Nintendo Co. Ltd.	51,100	14,880
Nintendo Co. Ltd. ADR	640,168	23,302
Oracle Corp. (a)	1,600,400	26,935
Perfect World Co. Ltd. sponsored ADR Class B (a)	107,300	1,589
Phoenix Technologies Ltd. (a)	483,500	1,247
Symantec Corp. (a)	1,027,600	15,753
Take-Two Interactive Software, Inc.	479,600	3,367
THQ, Inc. (a)	1,315,900	5,198
TiVo, Inc. (a)(d)	2,583,075	18,572
VMware, Inc. Class A (a)	261,400	5,411
		368,421
TOTAL INFORMATION TECHNOLOGY		1,633,356
MATERIALS - 2.0%
Chemicals - 1.1%
FMC Corp.	139,300	6,216
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	133,400	$ 10,146
Solutia, Inc. (a)	652,000	2,549
Terra Industries, Inc.	506,500	10,373
The Mosaic Co.	93,000	3,317
W.R. Grace & Co. (a)	461,300	2,662
		35,263
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	158,750	4,948
Temple-Inland, Inc.	1,047,200	5,938
		10,886
Metals & Mining - 0.6%
Commercial Metals Co.	158,700	1,825
Freeport-McMoRan Copper & Gold, Inc. Class B	323,000	8,120
Impala Platinum Holdings Ltd. (sponsored ADR)	307,800	3,558
Steel Dynamics, Inc.	319,500	3,393
United States Steel Corp.	115,300	3,462
		20,358
TOTAL MATERIALS		66,507
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	265,000	5,173
SBA Communications Corp. Class A (a)	250,000	4,975
		10,148
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	31,800	1,724
TOTAL COMMON STOCKS (Cost $4,516,924)		3,380,566
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	326,825	$ 327
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	64,965,725	64,966
TOTAL MONEY MARKET FUNDS (Cost $65,293)		65,293
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,582,217)		3,445,859
NET OTHER ASSETS - (1.8)%		(61,197)
NET ASSETS - 100%		$ 3,384,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,137,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 215
Fidelity Securities Lending Cash Central Fund	1,731
Total	$ 1,946
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FreightCar America, Inc.	$ 24,187	$ -	$ 16,975	$ 38	$ -
Provogue (India) Ltd.	22,092	16	1,988	44	-
Total	$ 46,279	$ 16	$ 18,963	$ 82	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,445,859	$ 3,407,508	$ 27,758	$ 10,593
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(85)
Total Unrealized Gain (Loss)	(1,784)
Cost of Purchases	12,900
Proceeds of Sales	(534)
Amortization/Accretion	-
Transfer in/out of Level 3	96
Ending Balance	$ 10,593

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $2,131,358,000 of which $881,463,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,739) - See accompanying schedule: Unaffiliated issuers (cost $4,516,924)	$ 3,380,566
Fidelity Central Funds (cost $65,293)	65,293
Total Investments (cost $4,582,217)		$ 3,445,859
Cash		271
Foreign currency held at value (cost $6)		6
Receivable for investments sold		79,533
Receivable for fund shares sold		4,183
Dividends receivable		856
Distributions receivable from Fidelity Central Funds		199
Prepaid expenses		45
Other receivables		605
Total assets		3,531,557

Liabilities
Payable for investments purchased	$ 76,350
Payable for fund shares redeemed	2,301
Accrued management fee	2,246
Other affiliated payables	882
Other payables and accrued expenses	150
Collateral on securities loaned, at value	64,966
Total liabilities		146,895

Net Assets		$ 3,384,662
Net Assets consist of:
Paid in capital		$ 7,487,622
Accumulated net investment loss		(5,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,960,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,136,049)
Net Assets		$ 3,384,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($3,104,880 ÷ 113,446 shares)	$ 27.37

Class K: Net Asset Value, offering price and redemption price per share ($279,782 ÷ 10,208 shares)	$ 27.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends (including $82 earned from other affiliated issuers)		$ 15,559
Interest		3
Income from Fidelity Central Funds (including $1,731 from security lending)		1,946
Total income		17,508

Expenses
Management fee Basic fee	$ 13,893
Performance adjustment	3,185
Transfer agent fees	5,636
Accounting and security lending fees	546
Custodian fees and expenses	70
Independent trustees' compensation	14
Depreciation in deferred trustee compensation account	(2)
Registration fees	40
Audit	47
Legal	23
Interest	21
Miscellaneous	(103)
Total expenses before reductions	23,370
Expense reductions	(73)	23,297
Net investment income (loss)		(5,789)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(740,401)
Redemption in-kind with affiliated entities	(11,026)
Other affiliated issuers	(10,509)
Foreign currency transactions	(359)
Total net realized gain (loss)		(762,295)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,663,785)
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		(1,663,848)
Net gain (loss)		(2,426,143)
Net increase (decrease) in net assets resulting from operations		$ (2,431,932)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,789)	$ (34,156)
Net realized gain (loss)	(762,295)	849,834
Change in net unrealized appreciation (depreciation)	(1,663,848)	(1,152,439)
Net increase (decrease) in net assets resulting from operations	(2,431,932)	(336,761)
Share transactions - net increase (decrease)	(1,054,127)	(1,570,431)
Total increase (decrease) in net assets	(3,486,059)	(1,907,192)

Net Assets
Beginning of period	6,870,721	8,777,913
End of period (including accumulated net investment loss of $5,959 and accumulated net investment loss of $170, respectively)	$ 3,384,662	$ 6,870,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43	$ 28.33
Income from Investment Operations
Net investment income (loss) D	(.04)	(.20)	(.19)	(.10) G	.37 H	(.17)
Net realized and unrealized gain (loss)	(17.25)	(2.23)	12.58	(1.19)	5.60	2.27
Total from investment operations	(17.29)	(2.43)	12.39	(1.29)	5.97	2.10
Distributions from net investment income	-	-	-	-	(.41)	-
Net asset value, end of period	$ 27.37	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43
Total Return B,C	(38.71)%	(5.16)%	35.71%	(3.58)%	19.70%	7.41%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.06%	.96%	.80%	.81%	.91%
Expenses net of fee waivers, if any	1.04% A	1.06%	.96%	.80%	.81%	.91%
Expenses net of all reductions	1.03% A	1.05%	.95%	.75%	.75%	.89%
Net investment income (loss)	(.26)% A	(.42)%	(.45)%	(.26)% G	1.13% H	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,105	$ 6,871	$ 8,778	$ 7,370	$ 8,063	$ 7,322
Portfolio turnover rate F	135% A	145%	121%	149%	117%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)
Net realized and unrealized gain (loss)	(17.26)	(3.06)
Total from investment operations	(17.27)	(3.11)
Net asset value, end of period	$ 27.41	$ 44.68
Total Return B,C	(38.65)%	(6.51)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.91% A
Expenses net of fee waivers, if any	.83% A	.91% A
Expenses net of all reductions	.83% A	.91% A
Net investment income (loss)	(.06)% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,782	$ 93
Portfolio turnover rate F	135% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between OTC and Class K to eligible shareholders of OTC. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 195,551
Unrealized depreciation	(1,421,680)
Net unrealized appreciation (depreciation)	$ (1,226,129)
Cost for federal income tax purposes	$ 4,671,988

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,163,061 and $4,209,818, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,602.25
Class K	34.05
	$ 5,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,950	2.47%	$ 20

7. Redemption-in-Kind.

On October 17, 2008, 11,638 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $340,258. The realized gain (loss) of $(11,026) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

9. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,641. The weighted average interest rate was 1.49%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of OTC's operating expenses. During the period, this reimbursement reduced the class' expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
OTC	$ 30

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
OTC
Shares sold	9,926	36,635	$ 327,095	$ 1,795,997
Conversion to Class K	(10,197)	-	$ (301,574)	$ -
Shares redeemed	(40,132)	(69,178)	(1,381,811)	(3,366,528)
Net increase (decrease)	(40,403)	(32,543)	$ (1,356,290)	$ (1,570,531)
Class K
Shares sold	507	2	$ 14,198	$ 100
Conversion from OTC	10,186	-	$ 301,574	$ -
Shares redeemed	(487)	-	(13,609)	-
Net increase (decrease)	10,206	2	$ 302,163	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

OTC-USAN-0309
1.789288.106

Fidelity®
OTC
Portfolio -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
OTC	1.04%
Actual		$ 1,000.00	$ 612.90	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.30
Class K	.83%
Actual		$ 1,000.00	$ 613.50	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.2	6.6
Microsoft Corp.	5.3	4.3
QUALCOMM, Inc.	4.5	4.7
Apple, Inc.	4.3	8.1
Cisco Systems, Inc.	4.2	3.8
Amgen, Inc.	2.9	1.4
Research In Motion Ltd.	2.7	3.5
Gilead Sciences, Inc.	2.4	1.9
Celgene Corp.	2.2	2.3
Express Scripts, Inc.	2.2	1.6
	36.9
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.3	50.2
Health Care	23.3	19.7
Consumer Discretionary	10.8	7.6
Financials	5.9	4.5
Industrials	5.3	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.2%	** Foreign investments	14.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Amerigon, Inc. (a)	241,531	$ 828
Exide Technologies (a)	1,549,100	5,623
Federal-Mogul Corp. Class A (a)	1,399,100	8,059
The Goodyear Tire & Rubber Co. (a)	545,600	3,366
		17,876
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	211,900	8,298
Apollo Group, Inc. Class A (non-vtg.) (a)	65,100	5,303
Coinstar, Inc. (a)	234,400	5,387
Grand Canyon Education, Inc.	133,251	2,309
Strayer Education, Inc.	32,900	7,121
		28,418
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	246,091	5,527
Darden Restaurants, Inc.	755,300	19,804
Las Vegas Sands Corp. unit (a)	123,900	10,593
McDonald's Corp.	56,300	3,267
Red Robin Gourmet Burgers, Inc. (a)	221,076	2,693
Starbucks Corp. (a)	1,917,800	18,104
The Cheesecake Factory, Inc. (a)	239,400	2,078
Wendy's/Arby's Group, Inc.	3,248,571	16,373
		78,439
Household Durables - 0.3%
Pulte Homes, Inc.	809,500	8,216
Internet & Catalog Retail - 1.5%
Amazon.com, Inc.	847,900	49,873
Media - 3.0%
Comcast Corp. Class A	4,526,100	66,307
DISH Network Corp. Class A (a)	540,000	6,934
Liberty Media Corp. - Entertainment Class A (a)	193,500	3,551
The DIRECTV Group, Inc. (a)	830,200	18,181
Virgin Media, Inc.	1,301,000	5,907
		100,880
Multiline Retail - 0.1%
JCPenney Co., Inc.	94,800	1,588
Macy's, Inc.	183,600	1,643
		3,231
Specialty Retail - 1.8%
Charlotte Russe Holding, Inc. (a)	113,400	584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	644,637	$ 6,143
Gymboree Corp. (a)	307,400	7,531
Staples, Inc.	1,563,900	24,929
The Children's Place Retail Stores, Inc. (a)	325,100	6,115
Urban Outfitters, Inc. (a)(d)	1,094,100	17,046
		62,348
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)(d)	2,628,213	5,335
G-III Apparel Group Ltd. (a)	260,000	1,430
Lululemon Athletica, Inc. (a)(d)	1,259,873	8,567
Provogue (India) Ltd.	3,511,941	2,631
		17,963
TOTAL CONSUMER DISCRETIONARY		367,244
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Central European Distribution Corp. (a)(d)	193,700	2,344
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	574,800	25,883
Food Products - 0.4%
Chiquita Brands International, Inc. (a)	303,500	4,243
Diamond Foods, Inc.	200,000	5,136
SunOpta, Inc. (a)	1,296,600	3,060
Tyson Foods, Inc. Class A	360,100	3,187
		15,626
TOTAL CONSUMER STAPLES		43,853
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
BJ Services Co.	149,500	1,645
Patterson-UTI Energy, Inc.	282,500	2,701
Trico Marine Services, Inc. (a)(d)	200,000	1,244
Weatherford International Ltd. (a)	155,000	1,710
		7,300
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp.	1,401,975	22,165
Delta Petroleum Corp. (a)(d)	683,800	2,968
Devon Energy Corp.	37,600	2,316
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	80,500	$ 5,455
Golar LNG Ltd. (NASDAQ)	559,600	3,447
Hess Corp.	69,400	3,859
James River Coal Co. (a)	202,900	2,751
Patriot Coal Corp. (a)	757,100	3,884
Peabody Energy Corp.	281,300	7,033
Petrohawk Energy Corp. (a)	185,200	3,650
Range Resources Corp.	123,800	4,437
Rex Energy Corp. (a)	750,000	1,793
Southwestern Energy Co. (a)	378,900	11,992
Walter Industries, Inc.	265,200	4,890
		80,640
TOTAL ENERGY		87,940
FINANCIALS - 5.9%
Capital Markets - 3.8%
Charles Schwab Corp.	1,581,800	21,497
Credit Suisse Group sponsored ADR	141,500	3,607
Goldman Sachs Group, Inc.	446,300	36,030
Morgan Stanley	2,201,200	44,530
Northern Trust Corp.	70,200	4,038
T. Rowe Price Group, Inc.	660,500	18,217
		127,919
Diversified Financial Services - 1.7%
Bank of America Corp.	1,309,200	8,615
Citigroup, Inc.	1,992,800	7,074
CME Group, Inc.	171,900	29,895
JPMorgan Chase & Co.	489,500	12,487
		58,071
Insurance - 0.4%
Fidelity National Financial, Inc. Class A	557,800	8,155
The First American Corp.	322,800	7,050
		15,205
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit (a)	38,400	0
TOTAL FINANCIALS		201,195
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 23.3%
Biotechnology - 17.0%
Alexion Pharmaceuticals, Inc. (a)	360,960	$ 13,309
Alkermes, Inc. (a)	1,109,941	12,731
Alnylam Pharmaceuticals, Inc. (a)	574,300	12,112
Amgen, Inc. (a)	1,772,200	97,205
Amylin Pharmaceuticals, Inc. (a)(d)	2,108,209	24,371
Biogen Idec, Inc. (a)	1,347,775	65,569
Celgene Corp. (a)	1,436,692	76,073
Cephalon, Inc. (a)	576,000	44,456
Cougar Biotechnology, Inc. (a)	968,145	28,251
Gilead Sciences, Inc. (a)	1,585,500	80,496
GTx, Inc. (a)(d)	544,100	6,007
InterMune, Inc. (a)	478,200	5,471
Isis Pharmaceuticals, Inc. (a)	1,335,749	18,874
Myriad Genetics, Inc. (a)	142,689	10,640
Regeneron Pharmaceuticals, Inc. (a)	1,150,500	20,111
Rigel Pharmaceuticals, Inc. (a)(d)	833,284	5,825
Seattle Genetics, Inc. (a)	1,159,303	11,697
Transition Therapeutics, Inc. (a)	674,633	3,269
Vertex Pharmaceuticals, Inc. (a)	1,214,088	40,126
		576,593
Health Care Equipment & Supplies - 0.2%
NuVasive, Inc. (a)	157,100	5,866
Thoratec Corp. (a)	49,500	1,434
		7,300
Health Care Providers & Services - 2.3%
Emeritus Corp. (a)	289,500	2,394
Express Scripts, Inc. (a)	1,364,410	73,351
		75,745
Life Sciences Tools & Services - 1.5%
Exelixis, Inc. (a)(d)	1,699,972	8,381
Illumina, Inc. (a)(d)	1,077,492	29,480
Illumina, Inc.:
warrants 11/20/10 (a)(e)	354,776	3,517
warrants 1/19/11 (a)(e)	452,917	4,620
Medivation, Inc. (a)(d)	247,300	4,637
		50,635
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.3%
Elan Corp. PLC sponsored ADR (a)	3,162,900	$ 22,868
Salix Pharmaceuticals Ltd. (a)(d)	250,000	2,000
Sepracor, Inc. (a)	370,500	5,632
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,169,973	48,495
		78,995
TOTAL HEALTH CARE		789,268
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. (a)	443,100	4,285
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	163,300	4,541
FedEx Corp.	98,400	5,012
Pacer International, Inc.	200,000	1,720
		11,273
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	742,500	10,001
Delta Air Lines, Inc. (a)	1,030,274	7,109
UAL Corp.	1,059,377	10,001
US Airways Group, Inc. (a)	1,860,800	10,551
		37,662
Commercial Services & Supplies - 0.3%
EnergySolutions, Inc.	1,033,900	4,642
Fuel Tech, Inc. (a)	148,440	1,486
Interface, Inc. Class A	874,900	3,570
		9,698
Construction & Engineering - 0.1%
MYR Group, Inc. (a)	150,130	2,162
Electrical Equipment - 1.7%
Energy Conversion Devices, Inc. (a)(d)	478,900	12,054
EnerSys (a)	73,700	671
First Solar, Inc. (a)	217,400	31,045
Sunpower Corp. Class A (a)(d)	159,400	5,349
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	330,400	3,109
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	826,000	4,617
		56,845
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Navistar International Corp. (a)	203,789	$ 6,189
PACCAR, Inc.	123,200	3,251
		9,440
Marine - 0.3%
Diana Shipping, Inc.	362,200	4,814
Genco Shipping & Trading Ltd. (d)	235,800	3,667
		8,481
Professional Services - 0.0%
Monster Worldwide, Inc. (a)	173,500	1,598
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	496,500	11,057
Landstar System, Inc.	248,400	8,910
		19,967
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	154,200	5,271
Interline Brands, Inc. (a)	434,400	3,475
Rush Enterprises, Inc. Class A (a)	242,800	2,209
		10,955
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc.	407,100	6,965
TOTAL INDUSTRIALS		179,331
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 12.3%
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,748,753	2,396
Cisco Systems, Inc. (a)	9,451,500	141,489
Corning, Inc.	870,000	8,796
QUALCOMM, Inc.	4,438,100	153,336
Research In Motion Ltd. (a)	1,674,766	92,782
Starent Networks Corp. (a)	1,232,300	18,115
		416,914
Computers & Peripherals - 6.5%
Apple, Inc. (a)	1,610,900	145,190
Dell, Inc. (a)	1,085,600	10,313
Hewlett-Packard Co.	221,300	7,690
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc. (a)(d)	4,909,259	$ 37,654
Seagate Technology	4,781,300	18,121
		218,968
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	116,200	2,216
Avnet, Inc. (a)	115,200	2,283
BYD Co. Ltd. (H Shares)	1,132,000	2,110
Cogent, Inc. (a)	148,700	1,731
DTS, Inc. (a)	99,954	1,359
Flextronics International Ltd. (a)	6,007,900	15,681
Insight Enterprises, Inc. (a)	354,100	1,834
Itron, Inc. (a)	29,000	1,894
Orbotech Ltd. (a)	451,900	1,880
		30,988
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	909,500	12,260
Ariba, Inc. (a)	257,000	1,963
China Finance Online Co. Ltd. ADR (a)	60,800	489
eBay, Inc. (a)	766,500	9,213
Google, Inc. Class A (sub. vtg.) (a)	616,240	208,620
Mercadolibre, Inc. (a)(d)	583,250	7,821
The Knot, Inc. (a)	350,000	2,408
Yahoo!, Inc. (a)	2,323,100	27,250
		270,024
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	3,632,845	68,043
MasterCard, Inc. Class A	50,100	6,803
Visa, Inc.	737,000	36,371
		111,217
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Analogic Technologies, Inc. (a)	458,400	1,380
Applied Materials, Inc.	3,133,251	29,359
ASML Holding NV (NY Shares)	232,600	3,847
Cypress Semiconductor Corp. (a)	863,950	3,896
Diodes, Inc. (a)	412,900	2,676
Fairchild Semiconductor International, Inc. (a)	615,800	2,802
Integrated Device Technology, Inc. (a)	1,498,500	8,601
Intel Corp.	1,084,300	13,987
Intersil Corp. Class A	1,768,500	16,465
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	691,600	$ 13,977
Marvell Technology Group Ltd. (a)	1,396,700	10,182
Maxim Integrated Products, Inc.	2,013,972	26,645
MEMC Electronic Materials, Inc. (a)	1,026,200	13,956
Microchip Technology, Inc.	270,500	5,131
Monolithic Power Systems, Inc. (a)	491,800	5,975
NVIDIA Corp. (a)	649,900	5,167
O2Micro International Ltd. sponsored ADR (a)	1,850,700	4,257
Omnivision Technologies, Inc. (a)	642,000	4,295
ON Semiconductor Corp. (a)	165,300	689
Skyworks Solutions, Inc. (a)	2,464,808	10,648
Standard Microsystems Corp. (a)	410,600	5,687
Supertex, Inc. (a)	100,000	2,269
TriQuint Semiconductor, Inc. (a)	1,346,000	2,719
Varian Semiconductor Equipment Associates, Inc. (a)(d)	1,166,700	22,214
		216,824
Software - 10.9%
Adobe Systems, Inc. (a)	257,800	4,978
ArcSight, Inc.	222,000	2,062
Autodesk, Inc. (a)	103,400	1,712
Autonomy Corp. PLC (a)	411,800	6,531
Electronic Arts, Inc. (a)	3,829,400	59,126
Microsoft Corp.	10,395,200	177,758
Nintendo Co. Ltd.	51,100	14,880
Nintendo Co. Ltd. ADR	640,168	23,302
Oracle Corp. (a)	1,600,400	26,935
Perfect World Co. Ltd. sponsored ADR Class B (a)	107,300	1,589
Phoenix Technologies Ltd. (a)	483,500	1,247
Symantec Corp. (a)	1,027,600	15,753
Take-Two Interactive Software, Inc.	479,600	3,367
THQ, Inc. (a)	1,315,900	5,198
TiVo, Inc. (a)(d)	2,583,075	18,572
VMware, Inc. Class A (a)	261,400	5,411
		368,421
TOTAL INFORMATION TECHNOLOGY		1,633,356
MATERIALS - 2.0%
Chemicals - 1.1%
FMC Corp.	139,300	6,216
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	133,400	$ 10,146
Solutia, Inc. (a)	652,000	2,549
Terra Industries, Inc.	506,500	10,373
The Mosaic Co.	93,000	3,317
W.R. Grace & Co. (a)	461,300	2,662
		35,263
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	158,750	4,948
Temple-Inland, Inc.	1,047,200	5,938
		10,886
Metals & Mining - 0.6%
Commercial Metals Co.	158,700	1,825
Freeport-McMoRan Copper & Gold, Inc. Class B	323,000	8,120
Impala Platinum Holdings Ltd. (sponsored ADR)	307,800	3,558
Steel Dynamics, Inc.	319,500	3,393
United States Steel Corp.	115,300	3,462
		20,358
TOTAL MATERIALS		66,507
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	265,000	5,173
SBA Communications Corp. Class A (a)	250,000	4,975
		10,148
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	31,800	1,724
TOTAL COMMON STOCKS (Cost $4,516,924)		3,380,566
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	326,825	$ 327
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	64,965,725	64,966
TOTAL MONEY MARKET FUNDS (Cost $65,293)		65,293
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,582,217)		3,445,859
NET OTHER ASSETS - (1.8)%		(61,197)
NET ASSETS - 100%		$ 3,384,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,137,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 215
Fidelity Securities Lending Cash Central Fund	1,731
Total	$ 1,946
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FreightCar America, Inc.	$ 24,187	$ -	$ 16,975	$ 38	$ -
Provogue (India) Ltd.	22,092	16	1,988	44	-
Total	$ 46,279	$ 16	$ 18,963	$ 82	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,445,859	$ 3,407,508	$ 27,758	$ 10,593
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(85)
Total Unrealized Gain (Loss)	(1,784)
Cost of Purchases	12,900
Proceeds of Sales	(534)
Amortization/Accretion	-
Transfer in/out of Level 3	96
Ending Balance	$ 10,593

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $2,131,358,000 of which $881,463,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,739) - See accompanying schedule: Unaffiliated issuers (cost $4,516,924)	$ 3,380,566
Fidelity Central Funds (cost $65,293)	65,293
Total Investments (cost $4,582,217)		$ 3,445,859
Cash		271
Foreign currency held at value (cost $6)		6
Receivable for investments sold		79,533
Receivable for fund shares sold		4,183
Dividends receivable		856
Distributions receivable from Fidelity Central Funds		199
Prepaid expenses		45
Other receivables		605
Total assets		3,531,557

Liabilities
Payable for investments purchased	$ 76,350
Payable for fund shares redeemed	2,301
Accrued management fee	2,246
Other affiliated payables	882
Other payables and accrued expenses	150
Collateral on securities loaned, at value	64,966
Total liabilities		146,895

Net Assets		$ 3,384,662
Net Assets consist of:
Paid in capital		$ 7,487,622
Accumulated net investment loss		(5,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,960,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,136,049)
Net Assets		$ 3,384,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($3,104,880 ÷ 113,446 shares)	$ 27.37

Class K: Net Asset Value, offering price and redemption price per share ($279,782 ÷ 10,208 shares)	$ 27.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends (including $82 earned from other affiliated issuers)		$ 15,559
Interest		3
Income from Fidelity Central Funds (including $1,731 from security lending)		1,946
Total income		17,508

Expenses
Management fee Basic fee	$ 13,893
Performance adjustment	3,185
Transfer agent fees	5,636
Accounting and security lending fees	546
Custodian fees and expenses	70
Independent trustees' compensation	14
Depreciation in deferred trustee compensation account	(2)
Registration fees	40
Audit	47
Legal	23
Interest	21
Miscellaneous	(103)
Total expenses before reductions	23,370
Expense reductions	(73)	23,297
Net investment income (loss)		(5,789)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(740,401)
Redemption in-kind with affiliated entities	(11,026)
Other affiliated issuers	(10,509)
Foreign currency transactions	(359)
Total net realized gain (loss)		(762,295)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,663,785)
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		(1,663,848)
Net gain (loss)		(2,426,143)
Net increase (decrease) in net assets resulting from operations		$ (2,431,932)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,789)	$ (34,156)
Net realized gain (loss)	(762,295)	849,834
Change in net unrealized appreciation (depreciation)	(1,663,848)	(1,152,439)
Net increase (decrease) in net assets resulting from operations	(2,431,932)	(336,761)
Share transactions - net increase (decrease)	(1,054,127)	(1,570,431)
Total increase (decrease) in net assets	(3,486,059)	(1,907,192)

Net Assets
Beginning of period	6,870,721	8,777,913
End of period (including accumulated net investment loss of $5,959 and accumulated net investment loss of $170, respectively)	$ 3,384,662	$ 6,870,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43	$ 28.33
Income from Investment Operations
Net investment income (loss) D	(.04)	(.20)	(.19)	(.10) G	.37 H	(.17)
Net realized and unrealized gain (loss)	(17.25)	(2.23)	12.58	(1.19)	5.60	2.27
Total from investment operations	(17.29)	(2.43)	12.39	(1.29)	5.97	2.10
Distributions from net investment income	-	-	-	-	(.41)	-
Net asset value, end of period	$ 27.37	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43
Total Return B,C	(38.71)%	(5.16)%	35.71%	(3.58)%	19.70%	7.41%
Ratios to Average Net Assets E,I
Expenses before reductions	1.04% A	1.06%	.96%	.80%	.81%	.91%
Expenses net of fee waivers, if any	1.04% A	1.06%	.96%	.80%	.81%	.91%
Expenses net of all reductions	1.03% A	1.05%	.95%	.75%	.75%	.89%
Net investment income (loss)	(.26)% A	(.42)%	(.45)%	(.26)% G	1.13% H	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,105	$ 6,871	$ 8,778	$ 7,370	$ 8,063	$ 7,322
Portfolio turnover rate F	135% A	145%	121%	149%	117%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)
Net realized and unrealized gain (loss)	(17.26)	(3.06)
Total from investment operations	(17.27)	(3.11)
Net asset value, end of period	$ 27.41	$ 44.68
Total Return B,C	(38.65)%	(6.51)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.91% A
Expenses net of fee waivers, if any	.83% A	.91% A
Expenses net of all reductions	.83% A	.91% A
Net investment income (loss)	(.06)% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,782	$ 93
Portfolio turnover rate F	135% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between OTC and Class K to eligible shareholders of OTC. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 195,551
Unrealized depreciation	(1,421,680)
Net unrealized appreciation (depreciation)	$ (1,226,129)
Cost for federal income tax purposes	$ 4,671,988

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,163,061 and $4,209,818, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,602.25
Class K	34.05
	$ 5,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,950	2.47%	$ 20

7. Redemption-in-Kind.

On October 17, 2008, 11,638 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $340,258. The realized gain (loss) of $(11,026) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

9. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,641. The weighted average interest rate was 1.49%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of OTC's operating expenses. During the period, this reimbursement reduced the class' expenses by $3.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
OTC	$ 30

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
OTC
Shares sold	9,926	36,635	$ 327,095	$ 1,795,997
Conversion to Class K	(10,197)	-	$ (301,574)	$ -
Shares redeemed	(40,132)	(69,178)	(1,381,811)	(3,366,528)
Net increase (decrease)	(40,403)	(32,543)	$ (1,356,290)	$ (1,570,531)
Class K
Shares sold	507	2	$ 14,198	$ 100
Conversion from OTC	10,186	-	$ 301,574	$ -
Shares redeemed	(487)	-	(13,609)	-
Net increase (decrease)	10,206	2	$ 302,163	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

OTC-K-USAN-0309
1.863312.100

Fidelity®
Small Cap Growth
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines.") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.28%
Actual		$ 1,000.00	$ 621.20	$ 5.23
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.54%
Actual		$ 1,000.00	$ 620.30	$ 6.29
Hypothetical A		$ 1,000.00	$ 1,017.44	$ 7.83
Class B	2.03%
Actual		$ 1,000.00	$ 618.60	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Class C	2.03%
Actual		$ 1,000.00	$ 618.50	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Small Cap Growth	1.03%
Actual		$ 1,000.00	$ 621.50	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	.98%
Actual		$ 1,000.00	$ 621.80	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
j2 Global Communications, Inc.	1.8	1.4
CACI International, Inc. Class A	1.7	1.0
Perrigo Co.	1.6	1.0
Concho Resources, Inc.	1.6	1.4
Compass Minerals International, Inc.	1.5	0.6
PSS World Medical, Inc.	1.4	1.2
EXCO Resources, Inc.	1.3	1.3
CMS Energy Corp.	1.2	0.8
Immucor, Inc.	1.2	1.1
Hillenbrand, Inc.	1.2	0.8
	14.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.0	20.1
Information Technology	18.9	18.5
Industrials	15.1	18.8
Consumer Discretionary	12.6	9.4
Energy	9.0	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.7%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	12.8%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 3.7%
Brinks Home Security Holdings, Inc. (a)	298,200	$ 6,819,834
DeVry, Inc.	146,000	7,822,680
Hillenbrand, Inc.	551,507	10,197,364
Strayer Education, Inc.	31,000	6,709,330
		31,549,208
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies, Inc. (a)	381,600	7,704,504
Burger King Holdings, Inc.	387,000	8,610,750
Life Time Fitness, Inc. (a)(d)	345,000	5,109,450
Penn National Gaming, Inc. (a)	423,000	7,888,950
WMS Industries, Inc. (a)	175,000	3,888,500
		33,202,154
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)(d)	65,900	4,421,231
Media - 0.5%
Virgin Media, Inc.	891,000	4,045,140
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	226,900	7,426,437
Citi Trends, Inc. (a)	371,985	3,545,017
O'Reilly Automotive, Inc. (a)	114,000	3,313,980
The Men's Wearhouse, Inc.	269,900	3,144,335
		17,429,769
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	415,000	5,146,000
G-III Apparel Group Ltd. (a)	529,403	2,911,717
Iconix Brand Group, Inc. (a)(d)	898,600	7,431,422
Steven Madden Ltd. (a)	135,000	2,346,300
		17,835,439
TOTAL CONSUMER DISCRETIONARY		108,482,941
CONSUMER STAPLES - 2.5%
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	338,000	4,725,240
Corn Products International, Inc.	217,000	5,023,550
Tyson Foods, Inc. Class A	795,000	7,035,750
		16,784,540
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Chattem, Inc. (a)(d)	72,300	$ 4,887,480
TOTAL CONSUMER STAPLES		21,672,020
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (a)	309,900	5,497,626
Patterson-UTI Energy, Inc.	496,000	4,741,760
Superior Energy Services, Inc. (a)	331,400	5,163,212
		15,402,598
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	193,600	5,322,064
Comstock Resources, Inc. (a)	85,198	3,248,600
Concho Resources, Inc. (a)	537,800	13,563,316
EXCO Resources, Inc. (a)	1,083,400	10,985,676
Mariner Energy, Inc. (a)	730,000	7,227,000
Petroleum Development Corp. (a)	312,217	5,385,743
Range Resources Corp.	249,850	8,954,624
Whiting Petroleum Corp. (a)	252,000	7,308,000
		61,995,023
TOTAL ENERGY		77,397,621
FINANCIALS - 6.7%
Capital Markets - 1.2%
FCStone Group, Inc. (a)	838,200	3,227,070
Janus Capital Group, Inc.	456,200	2,395,050
Waddell & Reed Financial, Inc. Class A	316,000	4,461,920
		10,084,040
Commercial Banks - 1.1%
Signature Bank, New York (a)	211,000	5,420,590
UMB Financial Corp.	116,000	4,493,840
		9,914,430
Insurance - 2.4%
Allied World Assurance Co. Holdings Ltd.	225,000	8,482,500
Aspen Insurance Holdings Ltd.	312,100	6,897,410
Endurance Specialty Holdings Ltd.	210,000	5,724,600
		21,104,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	271,200	$ 5,795,544
CapitalSource, Inc.	330,000	1,201,200
Digital Realty Trust, Inc.	207,000	6,603,300
		13,600,044
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	138,000	3,258,180
TOTAL FINANCIALS		57,961,204
HEALTH CARE - 23.0%
Biotechnology - 4.8%
BioMarin Pharmaceutical, Inc. (a)(d)	388,000	7,472,880
Cephalon, Inc. (a)(d)	129,800	10,017,964
Grifols SA	515,574	9,096,032
Myriad Genetics, Inc. (a)	50,000	3,728,500
Theravance, Inc. (a)	250,000	3,295,000
United Therapeutics Corp. (a)	113,000	7,678,350
		41,288,726
Health Care Equipment & Supplies - 7.1%
American Medical Systems Holdings, Inc. (a)(d)	597,345	6,391,592
DENTSPLY International, Inc. (d)	257,300	6,923,943
Haemonetics Corp. (a)	146,000	8,635,900
Immucor, Inc. (a)	373,900	10,360,769
Integra LifeSciences Holdings Corp. (a)	265,200	7,356,648
Kinetic Concepts, Inc. (a)	175,267	4,223,935
Masimo Corp. (a)	150,000	4,165,500
Meridian Bioscience, Inc.	358,505	7,621,816
ResMed, Inc. (a)	130,000	5,187,000
		60,867,103
Health Care Providers & Services - 7.5%
Amedisys, Inc. (a)(d)	218,000	8,988,140
Brookdale Senior Living, Inc. (d)	923,000	6,276,400
Centene Corp. (a)	407,233	7,220,241
Hanger Orthopedic Group, Inc. (a)	400,000	5,460,000
IPC The Hospitalist Co., Inc.	75,641	1,447,769
Patterson Companies, Inc. (a)(d)	189,100	3,477,549
PSS World Medical, Inc. (a)	759,499	12,060,844
Sun Healthcare Group, Inc. (a)	725,800	8,223,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Synergy Health PLC	749,967	$ 4,348,759
VCA Antech, Inc. (a)	355,600	6,692,392
		64,195,408
Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	157,000	4,295,520
PAREXEL International Corp. (a)	702,700	6,949,703
QIAGEN NV (a)	360,000	6,174,000
		17,419,223
Pharmaceuticals - 1.6%
Perrigo Co. (d)	466,800	13,700,580
TOTAL HEALTH CARE		197,471,040
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	85,000	6,868,850
Stanley, Inc. (a)	316,000	9,562,160
Teledyne Technologies, Inc. (a)	120,000	3,344,400
		19,775,410
Airlines - 0.9%
Alaska Air Group, Inc. (a)	280,000	7,380,800
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)(d)	183,200	2,524,496
InnerWorkings, Inc. (a)	1,421,900	4,706,489
		7,230,985
Construction & Engineering - 0.4%
KBR, Inc.	234,400	3,319,104
Electrical Equipment - 3.2%
Acuity Brands, Inc.	174,100	4,678,067
American Superconductor Corp. (a)(d)	302,000	4,886,360
EnerSys (a)(d)	579,600	5,280,156
SMA Solar Technology AG	183,300	7,108,427
Sunpower Corp. Class B (a)	217,000	5,733,140
		27,686,150
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	480,000	4,977,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.4%
Navistar International Corp. (a)	263,000	$ 7,987,310
Sulzer AG (Reg.)	83,302	4,165,459
		12,152,769
Professional Services - 3.9%
CoStar Group, Inc. (a)	214,736	6,360,480
FTI Consulting, Inc. (a)(d)	219,000	8,981,190
Huron Consulting Group, Inc. (a)(d)	153,400	7,666,932
Monster Worldwide, Inc. (a)	301,997	2,781,392
Navigant Consulting, Inc. (a)	528,800	7,577,704
		33,367,698
Road & Rail - 0.9%
Con-way, Inc.	181,000	3,987,430
Knight Transportation, Inc.	274,300	3,659,162
		7,646,592
Transportation Infrastructure - 0.7%
Aegean Marine Petroleum Network, Inc.	370,000	6,330,700
TOTAL INDUSTRIALS		129,867,808
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.4%
Harris Corp.	176,700	7,649,343
Polycom, Inc. (a)	395,500	5,556,775
ViaSat, Inc. (a)	330,700	7,328,312
		20,534,430
Computers & Peripherals - 0.9%
Logitech International SA (a)	371,000	3,557,890
Wincor Nixdorf AG	87,400	4,165,971
		7,723,861
Electronic Equipment & Components - 1.3%
Cogent, Inc. (a)	538,400	6,266,976
Ingram Micro, Inc. Class A (a)	415,000	5,092,050
		11,359,026
Internet Software & Services - 4.2%
Art Technology Group, Inc. (a)	2,420,000	4,138,200
Equinix, Inc. (a)(d)	141,600	7,554,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	792,500	$ 15,517,147
Telecity Group PLC (a)	3,553,600	8,757,510
		35,967,217
IT Services - 5.7%
Alliance Data Systems Corp. (a)	196,400	8,168,276
CACI International, Inc. Class A (a)	319,400	14,420,910
CyberSource Corp. (a)	665,466	7,939,009
Datacash Group PLC	1,921,200	6,837,341
Integral Systems, Inc. (a)	404,000	4,415,720
Perot Systems Corp. Class A (a)	263,593	3,424,073
WNS Holdings Ltd. sponsored ADR (a)	541,500	3,519,750
		48,725,079
Semiconductors & Semiconductor Equipment - 2.3%
Hittite Microwave Corp. (a)	238,821	6,118,594
Lam Research Corp. (a)	343,500	6,942,135
Varian Semiconductor Equipment Associates, Inc. (a)(d)	350,490	6,673,330
		19,734,059
Software - 2.1%
Ansys, Inc. (a)	136,500	3,393,390
Autodesk, Inc. (a)	215,000	3,560,400
Blackbaud, Inc.	321,059	3,573,387
PROS Holdings, Inc. (a)	806,705	4,848,297
Taleo Corp. Class A (a)	348,639	2,939,027
		18,314,501
TOTAL INFORMATION TECHNOLOGY		162,358,173
MATERIALS - 5.0%
Chemicals - 1.0%
Solutia, Inc. (a)	1,029,000	4,023,390
Terra Industries, Inc.	215,000	4,403,200
		8,426,590
Containers & Packaging - 0.6%
Myers Industries, Inc.	858,000	5,379,660
Metals & Mining - 3.4%
Compass Minerals International, Inc.	206,000	12,395,020
IAMGOLD Corp.	484,700	3,321,353
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	157,200	$ 6,989,112
Red Back Mining, Inc. (a)	954,400	6,135,067
		28,840,552
TOTAL MATERIALS		42,646,802
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	582,000	5,639,580
UTILITIES - 1.3%
Multi-Utilities - 1.2%
CMS Energy Corp. (d)	893,200	10,495,100
Water Utilities - 0.1%
Southwest Water Co.	81,971	367,230
TOTAL UTILITIES		10,862,330
TOTAL COMMON STOCKS (Cost $1,033,233,638)		814,359,519
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.78% (b)	56,637,425	56,637,425
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	51,074,712	51,074,712
TOTAL MONEY MARKET FUNDS (Cost $107,712,137)		107,712,137
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,140,945,775)		922,071,656
NET OTHER ASSETS - (7.2)%		(62,146,127)
NET ASSETS - 100%		$ 859,925,529
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 388,677
Fidelity Securities Lending Cash Central Fund	589,787
Total	$ 978,464
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 922,071,656	$ 922,071,656	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
United Kingdom	3.5%
Bermuda	2.4%
Germany	1.3%
Canada	1.1%
Spain	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $101,242,350 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,233,933) - See accompanying schedule: Unaffiliated issuers (cost $1,033,233,638)	$ 814,359,519
Fidelity Central Funds (cost $107,712,137)	107,712,137
Total Investments (cost $1,140,945,775)		$ 922,071,656
Cash		215,135
Receivable for investments sold		21,697,996
Receivable for fund shares sold		1,490,617
Dividends receivable		191,936
Distributions receivable from Fidelity Central Funds		157,265
Prepaid expenses		10,489
Other receivables		575,087
Total assets		946,410,181

Liabilities
Payable for investments purchased	$ 34,007,425
Payable for fund shares redeemed	565,934
Accrued management fee	537,315
Distribution fees payable	23,934
Other affiliated payables	235,788
Other payables and accrued expenses	39,544
Collateral on securities loaned, at value	51,074,712
Total liabilities		86,484,652

Net Assets		$ 859,925,529
Net Assets consist of:
Paid in capital		$ 1,474,817,990
Accumulated net investment loss		(1,081,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(394,922,427)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(218,888,632)
Net Assets		$ 859,925,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,361,350 ÷ 3,216,129 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($16,811,280 ÷ 2,057,985 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($3,088,222 ÷ 383,230 shares)A	$ 8.06

Class C: Net Asset Value and offering price per share ($9,928,679 ÷ 1,234,346 shares)A	$ 8.04

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($790,814,613 ÷ 95,729,923 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,921,385 ÷ 1,562,288 shares)	$ 8.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 3,320,786
Interest		39
Income from Fidelity Central Funds (including $589,787 from security lending)		978,464
Total income		4,299,289

Expenses
Management fee Basic fee	$ 3,654,463
Performance adjustment	(225,958)
Transfer agent fees	1,484,124
Distribution fees	163,956
Accounting and security lending fees	180,554
Custodian fees and expenses	27,420
Independent trustees' compensation	3,032
Registration fees	82,518
Audit	29,729
Legal	3,932
Miscellaneous	17,879
Total expenses before reductions	5,421,649
Expense reductions	(40,958)	5,380,691
Net investment income (loss)		(1,081,402)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(289,328,487)
Foreign currency transactions	(26,844)
Total net realized gain (loss)		(289,355,331)
Change in net unrealized appreciation (depreciation) on: Investment securities	(218,647,073)
Assets and liabilities in foreign currencies	(12,303)
Total change in net unrealized appreciation (depreciation)		(218,659,376)
Net gain (loss)		(508,014,707)
Net increase (decrease) in net assets resulting from operations		$ (509,096,109)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,081,402)	$ (6,524,319)
Net realized gain (loss)	(289,355,331)	(103,756,345)
Change in net unrealized appreciation (depreciation)	(218,659,376)	(72,236,255)
Net increase (decrease) in net assets resulting from operations	(509,096,109)	(182,516,919)
Distributions to shareholders from net realized gain	-	(81,199,740)
Share transactions - net increase (decrease)	43,496,846	331,568,501
Redemption fees	156,981	439,174
Total increase (decrease) in net assets	(465,442,282)	68,291,016

Net Assets
Beginning of period	1,325,367,811	1,257,076,795
End of period (including accumulated net investment loss of $1,081,402 and $0, respectively)	$ 859,925,529	$ 1,325,367,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(4.98)	(1.73)	3.39	.18	3.01
Total from investment operations	(5.00)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.20	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(37.88)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.28% A	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.28% A	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.27% A	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.44)% A	(.74)%	(.80)% H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,361	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.16) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	(4.97)	(1.73)	3.38	.19	3.01
Total from investment operations	(5.00)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.17	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	(37.97)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.54% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.53% A	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.69)% A	(.99)%	(1.05)% H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,811	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.91)	(1.71)	3.36	.19	2.99
Total from investment operations	(4.97)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.06	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	(38.14)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.02% A	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,088	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.90)	(1.71)	3.36	.18	3.00
Total from investment operations	(4.96)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.04	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	(38.15)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.02% A	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,929	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.07)	(.08) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.40	.19	3.01
Total from investment operations	(5.03)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.26	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	(37.85)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, J
Expenses before reductions	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.02% A	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.18)% A	(.45)%	(.50)% G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,815	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.41	.19	3.00
Total from investment operations	(5.03)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.27	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	(37.82)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, J
Expenses before reductions	.98% A	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	.98% A	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	.98% A	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.14)% A	(.38)%	(.46)% G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,921	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 34,914,324
Unrealized depreciation	(270,042,863)
Net unrealized appreciation (depreciation)	$ (235,128,539)
Cost for federal income tax purposes	$ 1,157,200,195

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $867,848,006 and $814,425,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 40,237	$ 1,683
Class T	.25%	.25%	43,072	-
Class B	.75%	.25%	19,748	14,824
Class C	.75%	.25%	60,899	12,918
			$ 163,956	$ 29,425

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,059
Class T	2,369
Class B*	5,894
Class C*	1,116
$ 17,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,634.30
Class T	26,137.30
Class B	5,840.30
Class C	17,852.29
Small Cap Growth	1,366,461.29
Institutional Class	20,200.25
	$ 1,484,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,294 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,309 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,223 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $781. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 6,954

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 2,216,913
Class T	-	1,570,296
Class B	-	348,424
Class C	-	1,307,950
Small Cap Growth	-	74,608,644
Institutional Class	-	1,147,513
Total	$ -	$ 81,199,740

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	589,786	1,742,262	$ 5,937,137	$ 25,505,334
Reinvestment of distributions	-	126,731	-	1,912,181
Shares redeemed	(569,567)	(763,921)	(5,459,040)	(11,052,109)
Net increase (decrease)	20,219	1,105,072	$ 478,097	$ 16,365,406
Class T
Shares sold	878,491	487,722	$ 7,158,358	$ 7,048,735
Reinvestment of distributions	-	99,906	-	1,507,341
Shares redeemed	(471,956)	(586,050)	(4,232,506)	(8,531,977)
Net increase (decrease)	406,535	1,578	$ 2,925,852	$ 24,099
Class B
Shares sold	47,994	132,932	$ 443,093	$ 1,958,446
Reinvestment of distributions	-	22,166	-	332,229
Shares redeemed	(88,288)	(125,460)	(877,037)	(1,804,323)
Net increase (decrease)	(40,294)	29,638	$ (433,944)	$ 486,352
Class C
Shares sold	314,944	436,957	$ 3,104,278	$ 6,320,995
Reinvestment of distributions	-	82,544	-	1,234,732
Shares redeemed	(306,943)	(703,886)	(2,853,105)	(9,901,355)
Net increase (decrease)	8,001	(184,385)	$ 251,173	$ (2,345,628)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Small Cap Growth
Shares sold	16,570,293	38,610,197	$ 158,484,622	$ 574,316,675
Reinvestment of distributions	-	4,701,343	-	71,216,320
Shares redeemed	(12,473,614)	(22,858,332)	(117,323,416)	(336,543,207)
Net increase (decrease)	4,096,679	20,453,208	$ 41,161,206	$ 308,989,788
Institutional Class
Shares sold	407,791	788,829	$ 3,686,981	$ 11,907,085
Reinvestment of distributions	-	66,279	-	1,004,006
Shares redeemed	(532,900)	(323,911)	(4,572,519)	(4,862,607)
Net increase (decrease)	(125,109)	531,197	$ (885,538)	$ 8,048,484

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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15445 N. Scottsdale Road
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California

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Colorado

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Connecticut

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Delaware

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Illinois

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Indiana

4729 East 82nd Street
Indianapolis, IN

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Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

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Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
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Massachusetts

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Boston, MA

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Boston, MA

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Burlington, MA

238 Main Street
Cambridge, MA

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Danvers, MA

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
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30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
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8342 3rd Street North
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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
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150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
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3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
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37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

980 Madison Avenue
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61 Broadway
New York, NY

350 Park Avenue
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200 Fifth Avenue
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733 Third Avenue
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11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

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Roslyn, NY

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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
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1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
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28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
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Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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7628 West Farmington Blvd.
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Texas

10000 Research Boulevard
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4001 Northwest Parkway
Dallas, TX

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Houston, TX

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Houston, TX

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Houston, TX

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Irving, TX

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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

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1518 6th Avenue
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Washington, DC

1900 K Street, N.W.
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Wisconsin

16020 West Bluemound Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

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P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCP-USAN-0309
1.803699.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Growth
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.28%
Actual		$ 1,000.00	$ 621.20	$ 5.23
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.54%
Actual		$ 1,000.00	$ 620.30	$ 6.29
Hypothetical A		$ 1,000.00	$ 1,017.44	$ 7.83
Class B	2.03%
Actual		$ 1,000.00	$ 618.60	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Class C	2.03%
Actual		$ 1,000.00	$ 618.50	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Small Cap Growth	1.03%
Actual		$ 1,000.00	$ 621.50	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	.98%
Actual		$ 1,000.00	$ 621.80	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
j2 Global Communications, Inc.	1.8	1.4
CACI International, Inc. Class A	1.7	1.0
Perrigo Co.	1.6	1.0
Concho Resources, Inc.	1.6	1.4
Compass Minerals International, Inc.	1.5	0.6
PSS World Medical, Inc.	1.4	1.2
EXCO Resources, Inc.	1.3	1.3
CMS Energy Corp.	1.2	0.8
Immucor, Inc.	1.2	1.1
Hillenbrand, Inc.	1.2	0.8
	14.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.0	20.1
Information Technology	18.9	18.5
Industrials	15.1	18.8
Consumer Discretionary	12.6	9.4
Energy	9.0	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.7%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	12.8%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 3.7%
Brinks Home Security Holdings, Inc. (a)	298,200	$ 6,819,834
DeVry, Inc.	146,000	7,822,680
Hillenbrand, Inc.	551,507	10,197,364
Strayer Education, Inc.	31,000	6,709,330
		31,549,208
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies, Inc. (a)	381,600	7,704,504
Burger King Holdings, Inc.	387,000	8,610,750
Life Time Fitness, Inc. (a)(d)	345,000	5,109,450
Penn National Gaming, Inc. (a)	423,000	7,888,950
WMS Industries, Inc. (a)	175,000	3,888,500
		33,202,154
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)(d)	65,900	4,421,231
Media - 0.5%
Virgin Media, Inc.	891,000	4,045,140
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	226,900	7,426,437
Citi Trends, Inc. (a)	371,985	3,545,017
O'Reilly Automotive, Inc. (a)	114,000	3,313,980
The Men's Wearhouse, Inc.	269,900	3,144,335
		17,429,769
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	415,000	5,146,000
G-III Apparel Group Ltd. (a)	529,403	2,911,717
Iconix Brand Group, Inc. (a)(d)	898,600	7,431,422
Steven Madden Ltd. (a)	135,000	2,346,300
		17,835,439
TOTAL CONSUMER DISCRETIONARY		108,482,941
CONSUMER STAPLES - 2.5%
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	338,000	4,725,240
Corn Products International, Inc.	217,000	5,023,550
Tyson Foods, Inc. Class A	795,000	7,035,750
		16,784,540
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Chattem, Inc. (a)(d)	72,300	$ 4,887,480
TOTAL CONSUMER STAPLES		21,672,020
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (a)	309,900	5,497,626
Patterson-UTI Energy, Inc.	496,000	4,741,760
Superior Energy Services, Inc. (a)	331,400	5,163,212
		15,402,598
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	193,600	5,322,064
Comstock Resources, Inc. (a)	85,198	3,248,600
Concho Resources, Inc. (a)	537,800	13,563,316
EXCO Resources, Inc. (a)	1,083,400	10,985,676
Mariner Energy, Inc. (a)	730,000	7,227,000
Petroleum Development Corp. (a)	312,217	5,385,743
Range Resources Corp.	249,850	8,954,624
Whiting Petroleum Corp. (a)	252,000	7,308,000
		61,995,023
TOTAL ENERGY		77,397,621
FINANCIALS - 6.7%
Capital Markets - 1.2%
FCStone Group, Inc. (a)	838,200	3,227,070
Janus Capital Group, Inc.	456,200	2,395,050
Waddell & Reed Financial, Inc. Class A	316,000	4,461,920
		10,084,040
Commercial Banks - 1.1%
Signature Bank, New York (a)	211,000	5,420,590
UMB Financial Corp.	116,000	4,493,840
		9,914,430
Insurance - 2.4%
Allied World Assurance Co. Holdings Ltd.	225,000	8,482,500
Aspen Insurance Holdings Ltd.	312,100	6,897,410
Endurance Specialty Holdings Ltd.	210,000	5,724,600
		21,104,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	271,200	$ 5,795,544
CapitalSource, Inc.	330,000	1,201,200
Digital Realty Trust, Inc.	207,000	6,603,300
		13,600,044
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	138,000	3,258,180
TOTAL FINANCIALS		57,961,204
HEALTH CARE - 23.0%
Biotechnology - 4.8%
BioMarin Pharmaceutical, Inc. (a)(d)	388,000	7,472,880
Cephalon, Inc. (a)(d)	129,800	10,017,964
Grifols SA	515,574	9,096,032
Myriad Genetics, Inc. (a)	50,000	3,728,500
Theravance, Inc. (a)	250,000	3,295,000
United Therapeutics Corp. (a)	113,000	7,678,350
		41,288,726
Health Care Equipment & Supplies - 7.1%
American Medical Systems Holdings, Inc. (a)(d)	597,345	6,391,592
DENTSPLY International, Inc. (d)	257,300	6,923,943
Haemonetics Corp. (a)	146,000	8,635,900
Immucor, Inc. (a)	373,900	10,360,769
Integra LifeSciences Holdings Corp. (a)	265,200	7,356,648
Kinetic Concepts, Inc. (a)	175,267	4,223,935
Masimo Corp. (a)	150,000	4,165,500
Meridian Bioscience, Inc.	358,505	7,621,816
ResMed, Inc. (a)	130,000	5,187,000
		60,867,103
Health Care Providers & Services - 7.5%
Amedisys, Inc. (a)(d)	218,000	8,988,140
Brookdale Senior Living, Inc. (d)	923,000	6,276,400
Centene Corp. (a)	407,233	7,220,241
Hanger Orthopedic Group, Inc. (a)	400,000	5,460,000
IPC The Hospitalist Co., Inc.	75,641	1,447,769
Patterson Companies, Inc. (a)(d)	189,100	3,477,549
PSS World Medical, Inc. (a)	759,499	12,060,844
Sun Healthcare Group, Inc. (a)	725,800	8,223,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Synergy Health PLC	749,967	$ 4,348,759
VCA Antech, Inc. (a)	355,600	6,692,392
		64,195,408
Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	157,000	4,295,520
PAREXEL International Corp. (a)	702,700	6,949,703
QIAGEN NV (a)	360,000	6,174,000
		17,419,223
Pharmaceuticals - 1.6%
Perrigo Co. (d)	466,800	13,700,580
TOTAL HEALTH CARE		197,471,040
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	85,000	6,868,850
Stanley, Inc. (a)	316,000	9,562,160
Teledyne Technologies, Inc. (a)	120,000	3,344,400
		19,775,410
Airlines - 0.9%
Alaska Air Group, Inc. (a)	280,000	7,380,800
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)(d)	183,200	2,524,496
InnerWorkings, Inc. (a)	1,421,900	4,706,489
		7,230,985
Construction & Engineering - 0.4%
KBR, Inc.	234,400	3,319,104
Electrical Equipment - 3.2%
Acuity Brands, Inc.	174,100	4,678,067
American Superconductor Corp. (a)(d)	302,000	4,886,360
EnerSys (a)(d)	579,600	5,280,156
SMA Solar Technology AG	183,300	7,108,427
Sunpower Corp. Class B (a)	217,000	5,733,140
		27,686,150
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	480,000	4,977,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.4%
Navistar International Corp. (a)	263,000	$ 7,987,310
Sulzer AG (Reg.)	83,302	4,165,459
		12,152,769
Professional Services - 3.9%
CoStar Group, Inc. (a)	214,736	6,360,480
FTI Consulting, Inc. (a)(d)	219,000	8,981,190
Huron Consulting Group, Inc. (a)(d)	153,400	7,666,932
Monster Worldwide, Inc. (a)	301,997	2,781,392
Navigant Consulting, Inc. (a)	528,800	7,577,704
		33,367,698
Road & Rail - 0.9%
Con-way, Inc.	181,000	3,987,430
Knight Transportation, Inc.	274,300	3,659,162
		7,646,592
Transportation Infrastructure - 0.7%
Aegean Marine Petroleum Network, Inc.	370,000	6,330,700
TOTAL INDUSTRIALS		129,867,808
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.4%
Harris Corp.	176,700	7,649,343
Polycom, Inc. (a)	395,500	5,556,775
ViaSat, Inc. (a)	330,700	7,328,312
		20,534,430
Computers & Peripherals - 0.9%
Logitech International SA (a)	371,000	3,557,890
Wincor Nixdorf AG	87,400	4,165,971
		7,723,861
Electronic Equipment & Components - 1.3%
Cogent, Inc. (a)	538,400	6,266,976
Ingram Micro, Inc. Class A (a)	415,000	5,092,050
		11,359,026
Internet Software & Services - 4.2%
Art Technology Group, Inc. (a)	2,420,000	4,138,200
Equinix, Inc. (a)(d)	141,600	7,554,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	792,500	$ 15,517,147
Telecity Group PLC (a)	3,553,600	8,757,510
		35,967,217
IT Services - 5.7%
Alliance Data Systems Corp. (a)	196,400	8,168,276
CACI International, Inc. Class A (a)	319,400	14,420,910
CyberSource Corp. (a)	665,466	7,939,009
Datacash Group PLC	1,921,200	6,837,341
Integral Systems, Inc. (a)	404,000	4,415,720
Perot Systems Corp. Class A (a)	263,593	3,424,073
WNS Holdings Ltd. sponsored ADR (a)	541,500	3,519,750
		48,725,079
Semiconductors & Semiconductor Equipment - 2.3%
Hittite Microwave Corp. (a)	238,821	6,118,594
Lam Research Corp. (a)	343,500	6,942,135
Varian Semiconductor Equipment Associates, Inc. (a)(d)	350,490	6,673,330
		19,734,059
Software - 2.1%
Ansys, Inc. (a)	136,500	3,393,390
Autodesk, Inc. (a)	215,000	3,560,400
Blackbaud, Inc.	321,059	3,573,387
PROS Holdings, Inc. (a)	806,705	4,848,297
Taleo Corp. Class A (a)	348,639	2,939,027
		18,314,501
TOTAL INFORMATION TECHNOLOGY		162,358,173
MATERIALS - 5.0%
Chemicals - 1.0%
Solutia, Inc. (a)	1,029,000	4,023,390
Terra Industries, Inc.	215,000	4,403,200
		8,426,590
Containers & Packaging - 0.6%
Myers Industries, Inc.	858,000	5,379,660
Metals & Mining - 3.4%
Compass Minerals International, Inc.	206,000	12,395,020
IAMGOLD Corp.	484,700	3,321,353
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	157,200	$ 6,989,112
Red Back Mining, Inc. (a)	954,400	6,135,067
		28,840,552
TOTAL MATERIALS		42,646,802
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	582,000	5,639,580
UTILITIES - 1.3%
Multi-Utilities - 1.2%
CMS Energy Corp. (d)	893,200	10,495,100
Water Utilities - 0.1%
Southwest Water Co.	81,971	367,230
TOTAL UTILITIES		10,862,330
TOTAL COMMON STOCKS (Cost $1,033,233,638)		814,359,519
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.78% (b)	56,637,425	56,637,425
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	51,074,712	51,074,712
TOTAL MONEY MARKET FUNDS (Cost $107,712,137)		107,712,137
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,140,945,775)		922,071,656
NET OTHER ASSETS - (7.2)%		(62,146,127)
NET ASSETS - 100%		$ 859,925,529
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 388,677
Fidelity Securities Lending Cash Central Fund	589,787
Total	$ 978,464
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 922,071,656	$ 922,071,656	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
United Kingdom	3.5%
Bermuda	2.4%
Germany	1.3%
Canada	1.1%
Spain	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $101,242,350 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,233,933) - See accompanying schedule: Unaffiliated issuers (cost $1,033,233,638)	$ 814,359,519
Fidelity Central Funds (cost $107,712,137)	107,712,137
Total Investments (cost $1,140,945,775)		$ 922,071,656
Cash		215,135
Receivable for investments sold		21,697,996
Receivable for fund shares sold		1,490,617
Dividends receivable		191,936
Distributions receivable from Fidelity Central Funds		157,265
Prepaid expenses		10,489
Other receivables		575,087
Total assets		946,410,181

Liabilities
Payable for investments purchased	$ 34,007,425
Payable for fund shares redeemed	565,934
Accrued management fee	537,315
Distribution fees payable	23,934
Other affiliated payables	235,788
Other payables and accrued expenses	39,544
Collateral on securities loaned, at value	51,074,712
Total liabilities		86,484,652

Net Assets		$ 859,925,529
Net Assets consist of:
Paid in capital		$ 1,474,817,990
Accumulated net investment loss		(1,081,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(394,922,427)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(218,888,632)
Net Assets		$ 859,925,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,361,350 ÷ 3,216,129 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($16,811,280 ÷ 2,057,985 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($3,088,222 ÷ 383,230 shares)A	$ 8.06

Class C: Net Asset Value and offering price per share ($9,928,679 ÷ 1,234,346 shares)A	$ 8.04

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($790,814,613 ÷ 95,729,923 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,921,385 ÷ 1,562,288 shares)	$ 8.27
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 3,320,786
Interest		39
Income from Fidelity Central Funds (including $589,787 from security lending)		978,464
Total income		4,299,289

Expenses
Management fee Basic fee	$ 3,654,463
Performance adjustment	(225,958)
Transfer agent fees	1,484,124
Distribution fees	163,956
Accounting and security lending fees	180,554
Custodian fees and expenses	27,420
Independent trustees' compensation	3,032
Registration fees	82,518
Audit	29,729
Legal	3,932
Miscellaneous	17,879
Total expenses before reductions	5,421,649
Expense reductions	(40,958)	5,380,691
Net investment income (loss)		(1,081,402)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(289,328,487)
Foreign currency transactions	(26,844)
Total net realized gain (loss)		(289,355,331)
Change in net unrealized appreciation (depreciation) on: Investment securities	(218,647,073)
Assets and liabilities in foreign currencies	(12,303)
Total change in net unrealized appreciation (depreciation)		(218,659,376)
Net gain (loss)		(508,014,707)
Net increase (decrease) in net assets resulting from operations		$ (509,096,109)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,081,402)	$ (6,524,319)
Net realized gain (loss)	(289,355,331)	(103,756,345)
Change in net unrealized appreciation (depreciation)	(218,659,376)	(72,236,255)
Net increase (decrease) in net assets resulting from operations	(509,096,109)	(182,516,919)
Distributions to shareholders from net realized gain	-	(81,199,740)
Share transactions - net increase (decrease)	43,496,846	331,568,501
Redemption fees	156,981	439,174
Total increase (decrease) in net assets	(465,442,282)	68,291,016

Net Assets
Beginning of period	1,325,367,811	1,257,076,795
End of period (including accumulated net investment loss of $1,081,402 and $0, respectively)	$ 859,925,529	$ 1,325,367,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(4.98)	(1.73)	3.39	.18	3.01
Total from investment operations	(5.00)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.20	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(37.88)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.28% A	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.28% A	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.27% A	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.44)% A	(.74)%	(.80)% H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,361	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.16) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	(4.97)	(1.73)	3.38	.19	3.01
Total from investment operations	(5.00)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.17	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	(37.97)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.54% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.53% A	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.69)% A	(.99)%	(1.05)% H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,811	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.91)	(1.71)	3.36	.19	2.99
Total from investment operations	(4.97)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.06	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	(38.14)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.02% A	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,088	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.90)	(1.71)	3.36	.18	3.00
Total from investment operations	(4.96)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.04	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	(38.15)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.02% A	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,929	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.07)	(.08) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.40	.19	3.01
Total from investment operations	(5.03)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.26	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	(37.85)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, J
Expenses before reductions	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.02% A	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.18)% A	(.45)%	(.50)% G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,815	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.41	.19	3.00
Total from investment operations	(5.03)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.27	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	(37.82)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, J
Expenses before reductions	.98% A	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	.98% A	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	.98% A	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.14)% A	(.38)%	(.46)% G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,921	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 34,914,324
Unrealized depreciation	(270,042,863)
Net unrealized appreciation (depreciation)	$ (235,128,539)
Cost for federal income tax purposes	$ 1,157,200,195

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $867,848,006 and $814,425,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 40,237	$ 1,683
Class T	.25%	.25%	43,072	-
Class B	.75%	.25%	19,748	14,824
Class C	.75%	.25%	60,899	12,918
			$ 163,956	$ 29,425

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,059
Class T	2,369
Class B*	5,894
Class C*	1,116
$ 17,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,634.30
Class T	26,137.30
Class B	5,840.30
Class C	17,852.29
Small Cap Growth	1,366,461.29
Institutional Class	20,200.25
	$ 1,484,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,294 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,309 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,223 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $781. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 6,954

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 2,216,913
Class T	-	1,570,296
Class B	-	348,424
Class C	-	1,307,950
Small Cap Growth	-	74,608,644
Institutional Class	-	1,147,513
Total	$ -	$ 81,199,740

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	589,786	1,742,262	$ 5,937,137	$ 25,505,334
Reinvestment of distributions	-	126,731	-	1,912,181
Shares redeemed	(569,567)	(763,921)	(5,459,040)	(11,052,109)
Net increase (decrease)	20,219	1,105,072	$ 478,097	$ 16,365,406
Class T
Shares sold	878,491	487,722	$ 7,158,358	$ 7,048,735
Reinvestment of distributions	-	99,906	-	1,507,341
Shares redeemed	(471,956)	(586,050)	(4,232,506)	(8,531,977)
Net increase (decrease)	406,535	1,578	$ 2,925,852	$ 24,099
Class B
Shares sold	47,994	132,932	$ 443,093	$ 1,958,446
Reinvestment of distributions	-	22,166	-	332,229
Shares redeemed	(88,288)	(125,460)	(877,037)	(1,804,323)
Net increase (decrease)	(40,294)	29,638	$ (433,944)	$ 486,352
Class C
Shares sold	314,944	436,957	$ 3,104,278	$ 6,320,995
Reinvestment of distributions	-	82,544	-	1,234,732
Shares redeemed	(306,943)	(703,886)	(2,853,105)	(9,901,355)
Net increase (decrease)	8,001	(184,385)	$ 251,173	$ (2,345,628)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Small Cap Growth
Shares sold	16,570,293	38,610,197	$ 158,484,622	$ 574,316,675
Reinvestment of distributions	-	4,701,343	-	71,216,320
Shares redeemed	(12,473,614)	(22,858,332)	(117,323,416)	(336,543,207)
Net increase (decrease)	4,096,679	20,453,208	$ 41,161,206	$ 308,989,788
Institutional Class
Shares sold	407,791	788,829	$ 3,686,981	$ 11,907,085
Reinvestment of distributions	-	66,279	-	1,004,006
Shares redeemed	(532,900)	(323,911)	(4,572,519)	(4,862,607)
Net increase (decrease)	(125,109)	531,197	$ (885,538)	$ 8,048,484

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0309
1.803716.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Growth
Fund - Institutional Class

Semiannual Report

January 31, 2009

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.28%
Actual		$ 1,000.00	$ 621.20	$ 5.23
Hypothetical A		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.54%
Actual		$ 1,000.00	$ 620.30	$ 6.29
Hypothetical A		$ 1,000.00	$ 1,017.44	$ 7.83
Class B	2.03%
Actual		$ 1,000.00	$ 618.60	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Class C	2.03%
Actual		$ 1,000.00	$ 618.50	$ 8.28
Hypothetical A		$ 1,000.00	$ 1,014.97	$ 10.31
Small Cap Growth	1.03%
Actual		$ 1,000.00	$ 621.50	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	.98%
Actual		$ 1,000.00	$ 621.80	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
j2 Global Communications, Inc.	1.8	1.4
CACI International, Inc. Class A	1.7	1.0
Perrigo Co.	1.6	1.0
Concho Resources, Inc.	1.6	1.4
Compass Minerals International, Inc.	1.5	0.6
PSS World Medical, Inc.	1.4	1.2
EXCO Resources, Inc.	1.3	1.3
CMS Energy Corp.	1.2	0.8
Immucor, Inc.	1.2	1.1
Hillenbrand, Inc.	1.2	0.8
	14.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.0	20.1
Information Technology	18.9	18.5
Industrials	15.1	18.8
Consumer Discretionary	12.6	9.4
Energy	9.0	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.7%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	12.8%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 3.7%
Brinks Home Security Holdings, Inc. (a)	298,200	$ 6,819,834
DeVry, Inc.	146,000	7,822,680
Hillenbrand, Inc.	551,507	10,197,364
Strayer Education, Inc.	31,000	6,709,330
		31,549,208
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies, Inc. (a)	381,600	7,704,504
Burger King Holdings, Inc.	387,000	8,610,750
Life Time Fitness, Inc. (a)(d)	345,000	5,109,450
Penn National Gaming, Inc. (a)	423,000	7,888,950
WMS Industries, Inc. (a)	175,000	3,888,500
		33,202,154
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)(d)	65,900	4,421,231
Media - 0.5%
Virgin Media, Inc.	891,000	4,045,140
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	226,900	7,426,437
Citi Trends, Inc. (a)	371,985	3,545,017
O'Reilly Automotive, Inc. (a)	114,000	3,313,980
The Men's Wearhouse, Inc.	269,900	3,144,335
		17,429,769
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	415,000	5,146,000
G-III Apparel Group Ltd. (a)	529,403	2,911,717
Iconix Brand Group, Inc. (a)(d)	898,600	7,431,422
Steven Madden Ltd. (a)	135,000	2,346,300
		17,835,439
TOTAL CONSUMER DISCRETIONARY		108,482,941
CONSUMER STAPLES - 2.5%
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	338,000	4,725,240
Corn Products International, Inc.	217,000	5,023,550
Tyson Foods, Inc. Class A	795,000	7,035,750
		16,784,540
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Chattem, Inc. (a)(d)	72,300	$ 4,887,480
TOTAL CONSUMER STAPLES		21,672,020
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (a)	309,900	5,497,626
Patterson-UTI Energy, Inc.	496,000	4,741,760
Superior Energy Services, Inc. (a)	331,400	5,163,212
		15,402,598
Oil, Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corp.	193,600	5,322,064
Comstock Resources, Inc. (a)	85,198	3,248,600
Concho Resources, Inc. (a)	537,800	13,563,316
EXCO Resources, Inc. (a)	1,083,400	10,985,676
Mariner Energy, Inc. (a)	730,000	7,227,000
Petroleum Development Corp. (a)	312,217	5,385,743
Range Resources Corp.	249,850	8,954,624
Whiting Petroleum Corp. (a)	252,000	7,308,000
		61,995,023
TOTAL ENERGY		77,397,621
FINANCIALS - 6.7%
Capital Markets - 1.2%
FCStone Group, Inc. (a)	838,200	3,227,070
Janus Capital Group, Inc.	456,200	2,395,050
Waddell & Reed Financial, Inc. Class A	316,000	4,461,920
		10,084,040
Commercial Banks - 1.1%
Signature Bank, New York (a)	211,000	5,420,590
UMB Financial Corp.	116,000	4,493,840
		9,914,430
Insurance - 2.4%
Allied World Assurance Co. Holdings Ltd.	225,000	8,482,500
Aspen Insurance Holdings Ltd.	312,100	6,897,410
Endurance Specialty Holdings Ltd.	210,000	5,724,600
		21,104,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	271,200	$ 5,795,544
CapitalSource, Inc.	330,000	1,201,200
Digital Realty Trust, Inc.	207,000	6,603,300
		13,600,044
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	138,000	3,258,180
TOTAL FINANCIALS		57,961,204
HEALTH CARE - 23.0%
Biotechnology - 4.8%
BioMarin Pharmaceutical, Inc. (a)(d)	388,000	7,472,880
Cephalon, Inc. (a)(d)	129,800	10,017,964
Grifols SA	515,574	9,096,032
Myriad Genetics, Inc. (a)	50,000	3,728,500
Theravance, Inc. (a)	250,000	3,295,000
United Therapeutics Corp. (a)	113,000	7,678,350
		41,288,726
Health Care Equipment & Supplies - 7.1%
American Medical Systems Holdings, Inc. (a)(d)	597,345	6,391,592
DENTSPLY International, Inc. (d)	257,300	6,923,943
Haemonetics Corp. (a)	146,000	8,635,900
Immucor, Inc. (a)	373,900	10,360,769
Integra LifeSciences Holdings Corp. (a)	265,200	7,356,648
Kinetic Concepts, Inc. (a)	175,267	4,223,935
Masimo Corp. (a)	150,000	4,165,500
Meridian Bioscience, Inc.	358,505	7,621,816
ResMed, Inc. (a)	130,000	5,187,000
		60,867,103
Health Care Providers & Services - 7.5%
Amedisys, Inc. (a)(d)	218,000	8,988,140
Brookdale Senior Living, Inc. (d)	923,000	6,276,400
Centene Corp. (a)	407,233	7,220,241
Hanger Orthopedic Group, Inc. (a)	400,000	5,460,000
IPC The Hospitalist Co., Inc.	75,641	1,447,769
Patterson Companies, Inc. (a)(d)	189,100	3,477,549
PSS World Medical, Inc. (a)	759,499	12,060,844
Sun Healthcare Group, Inc. (a)	725,800	8,223,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Synergy Health PLC	749,967	$ 4,348,759
VCA Antech, Inc. (a)	355,600	6,692,392
		64,195,408
Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	157,000	4,295,520
PAREXEL International Corp. (a)	702,700	6,949,703
QIAGEN NV (a)	360,000	6,174,000
		17,419,223
Pharmaceuticals - 1.6%
Perrigo Co. (d)	466,800	13,700,580
TOTAL HEALTH CARE		197,471,040
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	85,000	6,868,850
Stanley, Inc. (a)	316,000	9,562,160
Teledyne Technologies, Inc. (a)	120,000	3,344,400
		19,775,410
Airlines - 0.9%
Alaska Air Group, Inc. (a)	280,000	7,380,800
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)(d)	183,200	2,524,496
InnerWorkings, Inc. (a)	1,421,900	4,706,489
		7,230,985
Construction & Engineering - 0.4%
KBR, Inc.	234,400	3,319,104
Electrical Equipment - 3.2%
Acuity Brands, Inc.	174,100	4,678,067
American Superconductor Corp. (a)(d)	302,000	4,886,360
EnerSys (a)(d)	579,600	5,280,156
SMA Solar Technology AG	183,300	7,108,427
Sunpower Corp. Class B (a)	217,000	5,733,140
		27,686,150
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	480,000	4,977,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.4%
Navistar International Corp. (a)	263,000	$ 7,987,310
Sulzer AG (Reg.)	83,302	4,165,459
		12,152,769
Professional Services - 3.9%
CoStar Group, Inc. (a)	214,736	6,360,480
FTI Consulting, Inc. (a)(d)	219,000	8,981,190
Huron Consulting Group, Inc. (a)(d)	153,400	7,666,932
Monster Worldwide, Inc. (a)	301,997	2,781,392
Navigant Consulting, Inc. (a)	528,800	7,577,704
		33,367,698
Road & Rail - 0.9%
Con-way, Inc.	181,000	3,987,430
Knight Transportation, Inc.	274,300	3,659,162
		7,646,592
Transportation Infrastructure - 0.7%
Aegean Marine Petroleum Network, Inc.	370,000	6,330,700
TOTAL INDUSTRIALS		129,867,808
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.4%
Harris Corp.	176,700	7,649,343
Polycom, Inc. (a)	395,500	5,556,775
ViaSat, Inc. (a)	330,700	7,328,312
		20,534,430
Computers & Peripherals - 0.9%
Logitech International SA (a)	371,000	3,557,890
Wincor Nixdorf AG	87,400	4,165,971
		7,723,861
Electronic Equipment & Components - 1.3%
Cogent, Inc. (a)	538,400	6,266,976
Ingram Micro, Inc. Class A (a)	415,000	5,092,050
		11,359,026
Internet Software & Services - 4.2%
Art Technology Group, Inc. (a)	2,420,000	4,138,200
Equinix, Inc. (a)(d)	141,600	7,554,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	792,500	$ 15,517,147
Telecity Group PLC (a)	3,553,600	8,757,510
		35,967,217
IT Services - 5.7%
Alliance Data Systems Corp. (a)	196,400	8,168,276
CACI International, Inc. Class A (a)	319,400	14,420,910
CyberSource Corp. (a)	665,466	7,939,009
Datacash Group PLC	1,921,200	6,837,341
Integral Systems, Inc. (a)	404,000	4,415,720
Perot Systems Corp. Class A (a)	263,593	3,424,073
WNS Holdings Ltd. sponsored ADR (a)	541,500	3,519,750
		48,725,079
Semiconductors & Semiconductor Equipment - 2.3%
Hittite Microwave Corp. (a)	238,821	6,118,594
Lam Research Corp. (a)	343,500	6,942,135
Varian Semiconductor Equipment Associates, Inc. (a)(d)	350,490	6,673,330
		19,734,059
Software - 2.1%
Ansys, Inc. (a)	136,500	3,393,390
Autodesk, Inc. (a)	215,000	3,560,400
Blackbaud, Inc.	321,059	3,573,387
PROS Holdings, Inc. (a)	806,705	4,848,297
Taleo Corp. Class A (a)	348,639	2,939,027
		18,314,501
TOTAL INFORMATION TECHNOLOGY		162,358,173
MATERIALS - 5.0%
Chemicals - 1.0%
Solutia, Inc. (a)	1,029,000	4,023,390
Terra Industries, Inc.	215,000	4,403,200
		8,426,590
Containers & Packaging - 0.6%
Myers Industries, Inc.	858,000	5,379,660
Metals & Mining - 3.4%
Compass Minerals International, Inc.	206,000	12,395,020
IAMGOLD Corp.	484,700	3,321,353
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	157,200	$ 6,989,112
Red Back Mining, Inc. (a)	954,400	6,135,067
		28,840,552
TOTAL MATERIALS		42,646,802
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	582,000	5,639,580
UTILITIES - 1.3%
Multi-Utilities - 1.2%
CMS Energy Corp. (d)	893,200	10,495,100
Water Utilities - 0.1%
Southwest Water Co.	81,971	367,230
TOTAL UTILITIES		10,862,330
TOTAL COMMON STOCKS (Cost $1,033,233,638)		814,359,519
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.78% (b)	56,637,425	56,637,425
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	51,074,712	51,074,712
TOTAL MONEY MARKET FUNDS (Cost $107,712,137)		107,712,137
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,140,945,775)		922,071,656
NET OTHER ASSETS - (7.2)%		(62,146,127)
NET ASSETS - 100%		$ 859,925,529
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 388,677
Fidelity Securities Lending Cash Central Fund	589,787
Total	$ 978,464
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 922,071,656	$ 922,071,656	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
United Kingdom	3.5%
Bermuda	2.4%
Germany	1.3%
Canada	1.1%
Spain	1.0%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $101,242,350 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,233,933) - See accompanying schedule: Unaffiliated issuers (cost $1,033,233,638)	$ 814,359,519
Fidelity Central Funds (cost $107,712,137)	107,712,137
Total Investments (cost $1,140,945,775)		$ 922,071,656
Cash		215,135
Receivable for investments sold		21,697,996
Receivable for fund shares sold		1,490,617
Dividends receivable		191,936
Distributions receivable from Fidelity Central Funds		157,265
Prepaid expenses		10,489
Other receivables		575,087
Total assets		946,410,181

Liabilities
Payable for investments purchased	$ 34,007,425
Payable for fund shares redeemed	565,934
Accrued management fee	537,315
Distribution fees payable	23,934
Other affiliated payables	235,788
Other payables and accrued expenses	39,544
Collateral on securities loaned, at value	51,074,712
Total liabilities		86,484,652

Net Assets		$ 859,925,529
Net Assets consist of:
Paid in capital		$ 1,474,817,990
Accumulated net investment loss		(1,081,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(394,922,427)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(218,888,632)
Net Assets		$ 859,925,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,361,350 ÷ 3,216,129 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($16,811,280 ÷ 2,057,985 shares)	$ 8.17

Maximum offering price per share (100/96.50 of $8.17)	$ 8.47
Class B: Net Asset Value and offering price per share ($3,088,222 ÷ 383,230 shares)A	$ 8.06

Class C: Net Asset Value and offering price per share ($9,928,679 ÷ 1,234,346 shares)A	$ 8.04

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($790,814,613 ÷ 95,729,923 shares)	$ 8.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,921,385 ÷ 1,562,288 shares)	$ 8.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 3,320,786
Interest		39
Income from Fidelity Central Funds (including $589,787 from security lending)		978,464
Total income		4,299,289

Expenses
Management fee Basic fee	$ 3,654,463
Performance adjustment	(225,958)
Transfer agent fees	1,484,124
Distribution fees	163,956
Accounting and security lending fees	180,554
Custodian fees and expenses	27,420
Independent trustees' compensation	3,032
Registration fees	82,518
Audit	29,729
Legal	3,932
Miscellaneous	17,879
Total expenses before reductions	5,421,649
Expense reductions	(40,958)	5,380,691
Net investment income (loss)		(1,081,402)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(289,328,487)
Foreign currency transactions	(26,844)
Total net realized gain (loss)		(289,355,331)
Change in net unrealized appreciation (depreciation) on: Investment securities	(218,647,073)
Assets and liabilities in foreign currencies	(12,303)
Total change in net unrealized appreciation (depreciation)		(218,659,376)
Net gain (loss)		(508,014,707)
Net increase (decrease) in net assets resulting from operations		$ (509,096,109)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,081,402)	$ (6,524,319)
Net realized gain (loss)	(289,355,331)	(103,756,345)
Change in net unrealized appreciation (depreciation)	(218,659,376)	(72,236,255)
Net increase (decrease) in net assets resulting from operations	(509,096,109)	(182,516,919)
Distributions to shareholders from net realized gain	-	(81,199,740)
Share transactions - net increase (decrease)	43,496,846	331,568,501
Redemption fees	156,981	439,174
Total increase (decrease) in net assets	(465,442,282)	68,291,016

Net Assets
Beginning of period	1,325,367,811	1,257,076,795
End of period (including accumulated net investment loss of $1,081,402 and $0, respectively)	$ 859,925,529	$ 1,325,367,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(4.98)	(1.73)	3.39	.18	3.01
Total from investment operations	(5.00)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.20	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(37.88)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.28% A	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.28% A	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.27% A	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.44)% A	(.74)%	(.80)% H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,361	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.16) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	(4.97)	(1.73)	3.38	.19	3.01
Total from investment operations	(5.00)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.17	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	(37.97)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.54% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.53% A	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.69)% A	(.99)%	(1.05)% H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,811	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.91)	(1.71)	3.36	.19	2.99
Total from investment operations	(4.97)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.06	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	(38.14)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.02% A	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,088	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.22)	(.23) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	(4.90)	(1.71)	3.36	.18	3.00
Total from investment operations	(4.96)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- L	- L	- L	.01	.01
Net asset value, end of period	$ 8.04	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	(38.15)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, K
Expenses before reductions	2.03% A	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.03% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.02% A	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.18)% A	(1.49)%	(1.55)% H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,929	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.07)	(.08) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.40	.19	3.01
Total from investment operations	(5.03)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.26	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	(37.85)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, J
Expenses before reductions	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.03% A	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.02% A	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.18)% A	(.45)%	(.50)% G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,815	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(5.02)	(1.74)	3.41	.19	3.00
Total from investment operations	(5.03)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01
Net asset value, end of period	$ 8.27	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	(37.82)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, J
Expenses before reductions	.98% A	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	.98% A	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	.98% A	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.14)% A	(.38)%	(.46)% G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,921	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	160% A	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. I For the period November 3, 2004 (commencement of operations) to July 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 34,914,324
Unrealized depreciation	(270,042,863)
Net unrealized appreciation (depreciation)	$ (235,128,539)
Cost for federal income tax purposes	$ 1,157,200,195

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $867,848,006 and $814,425,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 40,237	$ 1,683
Class T	.25%	.25%	43,072	-
Class B	.75%	.25%	19,748	14,824
Class C	.75%	.25%	60,899	12,918
			$ 163,956	$ 29,425

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,059
Class T	2,369
Class B*	5,894
Class C*	1,116
$ 17,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 47,634.30
Class T	26,137.30
Class B	5,840.30
Class C	17,852.29
Small Cap Growth	1,366,461.29
Institutional Class	20,200.25
	$ 1,484,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,294 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,309 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,223 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $781. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 6,954

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net realized gain
Class A	$ -	$ 2,216,913
Class T	-	1,570,296
Class B	-	348,424
Class C	-	1,307,950
Small Cap Growth	-	74,608,644
Institutional Class	-	1,147,513
Total	$ -	$ 81,199,740

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	589,786	1,742,262	$ 5,937,137	$ 25,505,334
Reinvestment of distributions	-	126,731	-	1,912,181
Shares redeemed	(569,567)	(763,921)	(5,459,040)	(11,052,109)
Net increase (decrease)	20,219	1,105,072	$ 478,097	$ 16,365,406
Class T
Shares sold	878,491	487,722	$ 7,158,358	$ 7,048,735
Reinvestment of distributions	-	99,906	-	1,507,341
Shares redeemed	(471,956)	(586,050)	(4,232,506)	(8,531,977)
Net increase (decrease)	406,535	1,578	$ 2,925,852	$ 24,099
Class B
Shares sold	47,994	132,932	$ 443,093	$ 1,958,446
Reinvestment of distributions	-	22,166	-	332,229
Shares redeemed	(88,288)	(125,460)	(877,037)	(1,804,323)
Net increase (decrease)	(40,294)	29,638	$ (433,944)	$ 486,352
Class C
Shares sold	314,944	436,957	$ 3,104,278	$ 6,320,995
Reinvestment of distributions	-	82,544	-	1,234,732
Shares redeemed	(306,943)	(703,886)	(2,853,105)	(9,901,355)
Net increase (decrease)	8,001	(184,385)	$ 251,173	$ (2,345,628)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Small Cap Growth
Shares sold	16,570,293	38,610,197	$ 158,484,622	$ 574,316,675
Reinvestment of distributions	-	4,701,343	-	71,216,320
Shares redeemed	(12,473,614)	(22,858,332)	(117,323,416)	(336,543,207)
Net increase (decrease)	4,096,679	20,453,208	$ 41,161,206	$ 308,989,788
Institutional Class
Shares sold	407,791	788,829	$ 3,686,981	$ 11,907,085
Reinvestment of distributions	-	66,279	-	1,004,006
Shares redeemed	(532,900)	(323,911)	(4,572,519)	(4,862,607)
Net increase (decrease)	(125,109)	531,197	$ (885,538)	$ 8,048,484

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0309
1.803724.105

Fidelity®
Small Cap Opportunities
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	.85%	$ 1,000.00	$ 640.40	$ 3.51
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.92	$ 4.33

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Forestar Group, Inc.	1.6	0.0
Affiliated Managers Group, Inc.	1.1	0.0
PSS World Medical, Inc.	1.1	0.7
Washington Federal, Inc.	1.1	0.4
Genoptix, Inc.	1.1	0.2
Waddell & Reed Financial, Inc. Class A	1.1	0.2
Reinsurance Group of America, Inc.	1.1	0.0
Ralcorp Holdings, Inc.	1.0	0.0
Alliance Data Systems Corp.	0.9	2.2
Haemonetics Corp.	0.9	0.5
	11.0
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	18.3
Information Technology	16.3	18.1
Health Care	15.3	12.9
Industrials	14.5	14.3
Consumer Discretionary	10.1	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks and Equity Futures 95.6%		Stocks, Investment Companies and Equity Futures 96.8%
	Convertible Securities 0.7%		Convertible Securities 0.0%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	7.4%	** Foreign investments	7.8%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	148,200	$ 161,538
Lear Corp. (a)	75,699	68,886
Tenneco, Inc. (a)	300,945	553,739
The Goodyear Tire & Rubber Co. (a)	58,700	362,179
		1,146,342
Diversified Consumer Services - 1.3%
Brinks Home Security Holdings, Inc. (a)	265,900	6,081,133
Steiner Leisure Ltd. (a)	55,900	1,393,587
Universal Technical Institute, Inc. (a)	260,100	4,559,553
		12,034,273
Hotels, Restaurants & Leisure - 1.8%
Bally Technologies, Inc. (a)	171,900	3,470,661
Darden Restaurants, Inc.	75,700	1,984,854
Jack in the Box, Inc. (a)	196,400	4,436,676
Red Robin Gourmet Burgers, Inc. (a)	203,660	2,480,579
Ruth's Chris Steak House, Inc. (a)	145,598	164,526
Texas Roadhouse, Inc. Class A (a)	315,985	2,410,966
Town Sports International Holdings, Inc. (a)(d)	491,912	973,986
		15,922,248
Household Durables - 0.2%
Centex Corp.	168,900	1,437,339
Internet & Catalog Retail - 0.6%
Netflix, Inc. (a)	79,200	2,862,288
Shutterfly, Inc. (a)	329,800	2,179,978
		5,042,266
Leisure Equipment & Products - 0.6%
JAKKS Pacific, Inc. (a)	217,700	3,992,618
Summer Infant, Inc. (a)(e)	794,794	1,748,547
		5,741,165
Media - 0.2%
Martha Stewart Living Omnimedia, Inc. Class A (a)	621,534	1,454,390
Multiline Retail - 0.3%
Nordstrom, Inc. (d)	197,500	2,506,275
Specialty Retail - 3.1%
Chico's FAS, Inc. (a)	731,100	2,895,156
Gamestop Corp. Class A (a)	128,500	3,184,230
Genesco, Inc. (a)	119,055	1,833,447
Jos. A. Bank Clothiers, Inc. (a)(d)	127,900	3,512,134
Monro Muffler Brake, Inc.	169,500	4,113,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	309,095	$ 2,426,396
The Men's Wearhouse, Inc.	148,842	1,734,009
Tiffany & Co., Inc.	114,400	2,373,800
Urban Outfitters, Inc. (a)	188,400	2,935,272
Wet Seal, Inc. Class A (a)	619,900	1,617,939
Zumiez, Inc. (a)	147,578	1,055,183
		27,681,331
Textiles, Apparel & Luxury Goods - 1.9%
American Apparel, Inc. (a)(d)	1,015,500	2,061,465
Carter's, Inc. (a)	268,100	4,555,019
Gildan Activewear, Inc. (a)	248,700	2,665,838
Heelys, Inc.	816,432	1,665,521
Iconix Brand Group, Inc. (a)	288,600	2,386,722
Steven Madden Ltd. (a)	198,200	3,444,716
		16,779,281
TOTAL CONSUMER DISCRETIONARY		89,744,910
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	269,200	4,183,368
Food Products - 2.6%
Green Mountain Coffee Roasters, Inc. (a)(d)	65,200	2,494,552
Hain Celestial Group, Inc. (a)	294,600	4,483,812
PureCircle Ltd. (a)	700	1,923
Ralcorp Holdings, Inc. (a)	145,800	8,634,276
Smart Balance, Inc. (a)	638,727	4,643,545
Tyson Foods, Inc. Class A	336,300	2,976,255
		23,234,363
Personal Products - 0.5%
Chattem, Inc. (a)(d)	22,090	1,493,284
Elizabeth Arden, Inc. (a)	253,800	1,479,654
Inter Parfums, Inc.	254,355	1,536,304
		4,509,242
TOTAL CONSUMER STAPLES		31,926,973
Common Stocks - continued
	Shares	Value
ENERGY - 5.2%
Energy Equipment & Services - 0.9%
Hornbeck Offshore Services, Inc. (a)	241,700	$ 4,287,758
Superior Energy Services, Inc. (a)	244,350	3,806,973
		8,094,731
Oil, Gas & Consumable Fuels - 4.3%
Concho Resources, Inc. (a)	222,000	5,598,840
Encore Acquisition Co. (a)	110,300	2,997,954
EXCO Resources, Inc. (a)	589,248	5,974,975
Goodrich Petroleum Corp. (a)(d)	148,400	4,288,760
Mariner Energy, Inc. (a)	345,000	3,415,500
Petrohawk Energy Corp. (a)	281,040	5,539,298
Range Resources Corp.	152,400	5,462,016
Sunoco Logistics Partners LP	63,173	3,403,761
Whiting Petroleum Corp. (a)	53,000	1,537,000
		38,218,104
TOTAL ENERGY		46,312,835
FINANCIALS - 19.9%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	243,700	9,794,303
Cohen & Steers, Inc.	425,000	4,590,000
FCStone Group, Inc. (a)(e)	1,400,400	5,391,540
optionsXpress Holdings, Inc.	403,100	4,389,759
Waddell & Reed Financial, Inc. Class A	660,900	9,331,908
		33,497,510
Commercial Banks - 4.3%
Associated Banc-Corp.	235,928	3,692,273
Boston Private Financial Holdings, Inc.	453,300	2,135,043
City National Corp.	197,400	6,832,014
Huntington Bancshares, Inc. (d)	840,400	2,420,352
Intervest Bancshares Corp. Class A (e)	385,240	1,444,650
PacWest Bancorp	270,000	4,565,700
SVB Financial Group (a)	255,000	5,296,350
TCF Financial Corp.	550,000	6,814,500
Wilshire Bancorp, Inc.	287,131	1,969,719
Zions Bancorp	168,900	2,519,988
		37,690,589
Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	99,400	3,747,380
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Safety Insurance Group Ltd. (a)	478,700	$ 5,849,714
Aspen Insurance Holdings Ltd.	244,100	5,394,610
Endurance Specialty Holdings Ltd.	91,200	2,486,112
IPC Holdings Ltd.	254,200	6,522,772
Max Capital Group Ltd.	225,400	3,834,054
Reinsurance Group of America, Inc.	260,300	9,274,489
W.R. Berkley Corp.	131,300	3,476,824
		40,585,955
Real Estate Investment Trusts - 3.9%
Alexandria Real Estate Equities, Inc.	90,000	5,340,600
Apartment Investment & Management Co. Class A	236,718	2,104,423
CapitalSource, Inc. (d)	1,931,000	7,028,840
Digital Realty Trust, Inc.	131,700	4,201,230
Highwoods Properties, Inc. (SBI)	226,900	5,118,864
Home Properties, Inc.	151,600	5,440,924
National Retail Properties, Inc.	365,400	5,272,722
		34,507,603
Real Estate Management & Development - 2.2%
Forestar Group, Inc. (a)	1,292,200	14,408,029
Jones Lang LaSalle, Inc.	236,000	5,571,960
		19,979,989
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	780,600	9,585,768
TOTAL FINANCIALS		175,847,414
HEALTH CARE - 15.3%
Biotechnology - 4.9%
Acorda Therapeutics, Inc. (a)	21,900	537,207
Alkermes, Inc. (a)	313,100	3,591,257
Amylin Pharmaceuticals, Inc. (a)	63,100	729,436
Biogen Idec, Inc. (a)	59,600	2,899,540
BioMarin Pharmaceutical, Inc. (a)	247,400	4,764,924
Cephalon, Inc. (a)	40,000	3,087,200
Medarex, Inc. (a)(d)	526,000	3,140,220
Myriad Genetics, Inc. (a)	77,900	5,809,003
ONYX Pharmaceuticals, Inc. (a)	122,300	3,721,589
Regeneron Pharmaceuticals, Inc. (a)	243,800	4,261,624
Savient Pharmaceuticals, Inc. (a)	85,400	473,116
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	291,600	$ 3,843,288
United Therapeutics Corp. (a)(d)	90,100	6,122,295
		42,980,699
Health Care Equipment & Supplies - 4.4%
COLTENE Holding AG	78,858	2,991,423
DENTSPLY International, Inc.	160,000	4,305,600
Haemonetics Corp. (a)	137,500	8,133,125
Masimo Corp. (a)	162,200	4,504,294
Meridian Bioscience, Inc.	271,900	5,780,594
Orthofix International NV (a)	239,200	3,817,632
Quidel Corp. (a)	443,983	5,460,991
Zoll Medical Corp. (a)	276,240	4,422,602
		39,416,261
Health Care Providers & Services - 3.5%
Air Methods Corp. (a)	225	4,388
Amedisys, Inc. (a)(d)	61,800	2,548,014
Genoptix, Inc. (a)	280,400	9,505,560
Hanger Orthopedic Group, Inc. (a)	150,000	2,047,500
IPC The Hospitalist Co., Inc.	77,982	1,492,575
MEDNAX, Inc. (a)	77,300	2,594,961
PSS World Medical, Inc. (a)	616,000	9,782,080
ResCare, Inc. (a)	198,901	2,695,109
		30,670,187
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	77,000	2,106,720
Medtox Scientific, Inc. (a)	116,500	738,610
PAREXEL International Corp. (a)	417,900	4,133,031
QIAGEN NV (a)	232,400	3,985,660
		10,964,021
Pharmaceuticals - 1.3%
Perrigo Co.	246,700	7,240,645
Sepracor, Inc. (a)	88,300	1,342,160
XenoPort, Inc. (a)	112,900	2,948,948
		11,531,753
TOTAL HEALTH CARE		135,562,921
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	78,000	$ 6,303,180
Stanley, Inc. (a)	190,200	5,755,452
Teledyne Technologies, Inc. (a)	110,700	3,085,209
		15,143,841
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	157,200	3,568,440
Airlines - 0.4%
Alaska Air Group, Inc. (a)	83,800	2,208,968
Delta Air Lines, Inc. (a)	204,300	1,409,670
		3,618,638
Commercial Services & Supplies - 1.2%
A.T. Cross Co. Class A (a)	626,618	1,616,674
United Stationers, Inc. (a)	172,500	4,831,725
Waste Connections, Inc. (a)	133,500	3,874,170
		10,322,569
Construction & Engineering - 0.7%
Granite Construction, Inc.	130,600	4,599,732
MasTec, Inc. (a)	178,800	1,900,644
		6,500,376
Electrical Equipment - 3.8%
Acuity Brands, Inc.	166,400	4,471,168
American Superconductor Corp. (a)(d)	147,800	2,391,404
AMETEK, Inc.	187,100	5,979,716
Brady Corp. Class A	236,700	4,951,764
First Solar, Inc. (a)	16,700	2,384,760
GrafTech International Ltd. (a)	918,300	7,355,583
Q-Cells SE (a)(d)	86,800	2,133,697
Regal-Beloit Corp.	130,700	4,438,572
		34,106,664
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	320,300	5,980,001
Machinery - 2.8%
Bucyrus International, Inc. Class A (d)	312,819	4,848,695
Cummins, Inc.	239,300	5,738,414
Graco, Inc.	271,200	5,768,424
John Bean Technologies Corp.	377,300	3,659,810
Toro Co.	151,100	4,474,071
		24,489,414
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 2.1%
Diamond Management & Technology Consultants, Inc.	935,581	$ 2,432,511
Equifax, Inc.	212,500	5,253,000
Manpower, Inc.	166,900	4,749,974
Watson Wyatt Worldwide, Inc. Class A	139,000	6,463,500
		18,898,985
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	181,100	6,204,486
TOTAL INDUSTRIALS		128,833,414
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.4%
Polycom, Inc. (a)	515,700	7,245,585
Powerwave Technologies, Inc. (a)	6,394,892	2,877,701
Starent Networks Corp. (a)	274,889	4,040,868
ViaSat, Inc. (a)	324,500	7,190,920
		21,355,074
Computers & Peripherals - 1.1%
Seagate Technology	459,400	1,741,126
STEC, Inc. (a)(d)	681,788	3,054,410
Super Micro Computer, Inc. (a)	483,791	2,549,579
Synaptics, Inc. (a)	87,438	2,060,914
		9,406,029
Electronic Equipment & Components - 0.9%
Insight Enterprises, Inc. (a)	813,202	4,212,386
Trimble Navigation Ltd. (a)	247,400	3,666,468
		7,878,854
Internet Software & Services - 2.8%
Ariba, Inc. (a)	510,171	3,897,706
Art Technology Group, Inc. (a)	1,874,832	3,205,963
Equinix, Inc. (a)	131,800	7,031,530
j2 Global Communications, Inc. (a)	156,630	3,066,815
Open Text Corp. (a)	139,900	4,945,032
The Knot, Inc. (a)	376,300	2,588,944
		24,735,990
IT Services - 3.2%
Alliance Data Systems Corp. (a)	199,000	8,276,410
CACI International, Inc. Class A (a)	108,544	4,900,762
CyberSource Corp. (a)	326,200	3,891,566
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	196,698	$ 5,098,412
Perot Systems Corp. Class A (a)	249,061	3,235,302
VeriFone Holdings, Inc. (a)	680,636	3,151,345
		28,553,797
Semiconductors & Semiconductor Equipment - 2.7%
ARM Holdings PLC sponsored ADR	776,900	3,115,369
Cree, Inc. (a)(d)	190,200	3,790,686
Fairchild Semiconductor International, Inc. (a)	572,651	2,605,562
Marvell Technology Group Ltd. (a)	430,714	3,139,905
Monolithic Power Systems, Inc. (a)	258,934	3,146,048
PMC-Sierra, Inc. (a)	849,772	4,138,390
Power Integrations, Inc.	215,000	4,186,050
		24,122,010
Software - 3.2%
Amdocs Ltd. (a)	293,400	4,964,328
Check Point Software Technologies Ltd. (a)	152,171	3,449,717
Citrix Systems, Inc. (a)	206,154	4,337,480
Informatica Corp. (a)	297,652	3,798,040
Nuance Communications, Inc. (a)	315,100	3,106,886
Quest Software, Inc. (a)	404,394	5,042,793
Red Hat, Inc. (a)	214,612	3,144,066
		27,843,310
TOTAL INFORMATION TECHNOLOGY		143,895,064
MATERIALS - 4.7%
Chemicals - 1.5%
Airgas, Inc.	103,400	3,651,054
FMC Corp.	90,100	4,020,262
Rockwood Holdings, Inc. (a)	329,700	2,476,047
Solutia, Inc. (a)	412,300	1,612,093
W.R. Grace & Co. (a)	299,800	1,729,846
		13,489,302
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	49,100	3,953,532
Containers & Packaging - 0.3%
Sealed Air Corp.	126,500	1,714,075
Temple-Inland, Inc.	162,100	919,107
		2,633,182
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.4%
Carpenter Technology Corp.	174,900	$ 2,885,850
Commercial Metals Co.	398,600	4,583,900
Compass Minerals International, Inc.	94,700	5,698,099
Randgold Resources Ltd. sponsored ADR	104,200	4,632,732
Steel Dynamics, Inc.	351,400	3,731,868
		21,532,449
TOTAL MATERIALS		41,608,465
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. (a)	358,300	3,471,927
tw telecom, inc. (a)	291,000	2,226,150
		5,698,077
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	93,030	1,851,297
Sprint Nextel Corp. (a)	450,300	1,094,229
		2,945,526
TOTAL TELECOMMUNICATION SERVICES		8,643,603
UTILITIES - 4.2%
Electric Utilities - 1.0%
Cleco Corp.	170,900	3,905,065
Portland General Electric Co.	60,700	1,180,615
Westar Energy, Inc.	191,200	3,839,296
		8,924,976
Gas Utilities - 1.5%
Equitable Resources, Inc.	53,600	1,834,728
Northwest Natural Gas Co.	108,200	4,646,108
Piedmont Natural Gas Co., Inc.	96,600	2,502,906
Southwest Gas Corp.	180,000	4,636,800
		13,620,542
Independent Power Producers & Energy Traders - 0.1%
Nevada Geothermal Power, Inc. (a)	1,132,000	373,994
Multi-Utilities - 1.3%
CMS Energy Corp.	368,600	4,331,050
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	159,600	$ 3,863,916
OGE Energy Corp.	148,200	3,657,576
		11,852,542
Water Utilities - 0.3%
SJW Corp.	33,400	898,126
Southwest Water Co.	304,600	1,364,608
		2,262,734
TOTAL UTILITIES		37,034,788
TOTAL COMMON STOCKS (Cost $1,027,284,159)		839,410,387
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00% (Cost $2,206,138)	248,721	1,840,535
Convertible Bonds - 0.7%
	Principal Amount
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
SL Green Realty Corp. 3% 3/30/27 (f) (Cost $6,045,380)	$ 9,800,000	5,944,665
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 3/5/09 to 4/2/09 (g) (Cost $699,944)	700,000	699,811
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	39,603,965	$ 39,603,965
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	24,501,070	24,501,070
TOTAL MONEY MARKET FUNDS (Cost $64,105,035)		64,105,035
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $28,000)	$ 28,001	28,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,100,368,656)		912,028,433
NET OTHER ASSETS - (3.0)%		(26,787,345)
NET ASSETS - 100%		$ 885,241,088
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 NYFE Russell 2000 Mini Index Contracts	March 2009	$ 5,311,200	$ (325,392)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 20,733
UBS Securities LLC	7,267
$ 28,000
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,944,665 or 0.7% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $699,811.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 387,044
Fidelity Securities Lending Cash Central Fund	924,288
Total	$ 1,311,332
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Diamond Management & Technology Consultants, Inc.	$ 6,569,238	$ 896,904	$ 1,746,710	$ 510,728	$ -
Digital Ally, Inc.	-	8,184,389	4,940,816	-	-
FCStone Group, Inc.	6,182,460	4,176,331	-	-	5,391,540
Intervest Bancshares Corp. Class A	2,981,758	-	-	-	1,444,650
Summer Infant, Inc.	3,322,239	53,055	52,191	-	1,748,547
Total	$ 19,055,695	$ 13,310,679	$ 6,739,717	$ 510,728	$ 8,584,737
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 912,028,433	$ 905,355,957	$ 6,672,476	$ -
Other Financial Instruments*	$ (325,392)	$ (325,392)	$ -	$ -
* Other financial instruments include Futures Contracts
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $23,527,827 of which $3,862,752 and $19,665,075 will expire on July 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $222,965,245 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,150,181 and repurchase agreements of $28,000) - See accompanying schedule: Unaffiliated issuers (cost $1,013,056,043)	$ 839,338,661
Fidelity Central Funds (cost $64,105,035)	64,105,035
Other affiliated issuers (cost $23,207,578)	8,584,737
Total Investments (cost $1,100,368,656)		$ 912,028,433
Cash		900,382
Foreign currency held at value (cost $53,336)		53,322
Receivable for investments sold		8,392,933
Receivable for fund shares sold		957,552
Dividends receivable		956,316
Interest receivable		131,682
Distributions receivable from Fidelity Central Funds		92,517
Prepaid expenses		10,875
Other receivables		7,873
Total assets		923,531,885

Liabilities
Payable for investments purchased	$ 12,787,834
Payable for fund shares redeemed	107,457
Distributions payable	479
Accrued management fee	446,068
Payable for daily variation on futures contracts	145,200
Other affiliated payables	248,499
Other payables and accrued expenses	54,190
Collateral on securities loaned, at value	24,501,070
Total liabilities		38,290,797

Net Assets		$ 885,241,088
Net Assets consist of:
Paid in capital		$ 1,674,715,659
Distributions in excess of net investment income		(1,546,110)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(599,257,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(188,671,071)
Net Assets, for 174,726,028 shares outstanding		$ 885,241,088
Net Asset Value, offering price and redemption price per share ($885,241,088 ÷ 174,726,028 shares)		$ 5.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends (including $510,728 earned from other affiliated issuers)		$ 7,247,673
Interest		210,825
Income from Fidelity Central Funds (including $924,288 from security lending)		1,311,332
Total income		8,769,830

Expenses
Management fee Basic fee	$ 3,799,563
Performance adjustment	(921,075)
Transfer agent fees	1,453,841
Accounting and security lending fees	183,102
Custodian fees and expenses	34,613
Independent trustees' compensation	3,128
Audit	29,306
Legal	3,927
Miscellaneous	(52,208)
Total expenses before reductions	4,534,197
Expense reductions	(25,388)	4,508,809
Net investment income (loss)		4,261,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(331,688,486)
Other affiliated issuers	(7,135,420)
Foreign currency transactions	25,270
Futures contracts	(3,488,806)
Total net realized gain (loss)		(342,287,442)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $36)	(145,886,316)
Assets and liabilities in foreign currencies	(896)
Futures contracts	(161,538)
Total change in net unrealized appreciation (depreciation)		(146,048,750)
Net gain (loss)		(488,336,192)
Net increase (decrease) in net assets resulting from operations		$ (484,075,171)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,261,021	$ 2,463,379
Net realized gain (loss)	(342,287,442)	(252,868,274)
Change in net unrealized appreciation (depreciation)	(146,048,750)	21,436,338
Net increase (decrease) in net assets resulting from operations	(484,075,171)	(228,968,557)
Distributions to shareholders from net investment income	(5,991,692)	(1,830,941)
Distributions to shareholders from net realized gain	-	(2,229,984)
Total distributions	(5,991,692)	(4,060,925)
Share transactions Proceeds from sales of shares	51,977,110	653,632,580
Reinvestment of distributions	5,991,213	4,060,925
Cost of shares redeemed	(30,918,619)	(60,893,940)
Net increase (decrease) in net assets resulting from share transactions	27,049,704	596,799,565
Redemption fees	-	17,795
Total increase (decrease) in net assets	(463,017,159)	363,787,878

Net Assets
Beginning of period	1,348,258,247	984,470,369
End of period (including distributions in excess of net investment income of $1,546,110 and undistributed net investment income of $184,561, respectively)	$ 885,241,088	$ 1,348,258,247
Other Information Shares
Sold	9,517,445	73,476,787
Issued in reinvestment of distributions	1,140,271	436,164
Redeemed	(5,168,289)	(6,737,185)
Net increase (decrease)	5,489,427	67,175,766

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.97	$ 9.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	.01
Net realized and unrealized gain (loss)	(2.89)	(1.66)	(.36)
Total from investment operations	(2.86)	(1.64)	(.35)
Distributions from net investment income	(.04)	(.02)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.04)	(.04)	-
Redemption fees added to paid in capital D	-	- I	- I
Net asset value, end of period	$ 5.07	$ 7.97	$ 9.65
Total Return B,C	(35.96)%	(17.10)%	(3.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A	.93%	1.00% A
Expenses net of fee waivers, if any	.85% A	.93%	1.00% A
Expenses net of all reductions	.85% A	.92%	.98% A
Net investment income (loss)	.80% A	.20%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 885,241	$ 1,348,258	$ 984,470
Portfolio turnover rate F	195% A	179%	176% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 22, 2007 (commencement of operations) to July 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by authorized intermediaries and mutual funds for which Fidelity Management and Research Company (FMR) or an affiliate serves as an investment manager and FMR investment professionals. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,743,897
Unrealized depreciation	(230,220,507)
Net unrealized appreciation (depreciation)	$ (197,476,610)
Cost for federal income tax purposes	$ 1,109,505,043

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,070,913,454 and $1,030,786,293, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were $65,814 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,349 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,939 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1,947 and $12,502, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of substantially all the outstanding shares of the Fund.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMO-SANN-0309
1.839810.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 25, 2009